United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.48%

CONSUMER DISCRETIONARY—4.22%
AutoNation Inc. (a)	53,300	$1,148,615
Carnival Corp.	25,500	1,207,935
Clear Channel Communications Inc.	126,300	3,663,963
Dollar Tree Stores Inc. (a)	36,900	1,021,023
Jarden Corp. (a)	37,400	1,228,590
Leggett & Platt Inc.	89,500	2,181,115
McDonald’s Corp.	29,700	1,020,492
Time Warner Inc.	45,100	757,229

		12,228,962

CONSUMER STAPLES—11.42%
Altria Group Inc.	120,900	8,566,974
Anheuser-Busch Companies Inc.	33,600	1,437,072
Avon Products Inc.	102,000	3,179,340
Campbell Soup Co.	136,400	4,419,360
General Mills Inc.	41,000	2,077,880
Kraft Foods Inc. Class A	246,400	7,468,384
Sara Lee Corp.	143,000	2,556,840
Unilever NV New York Shares	49,300	3,412,546

		33,118,396

ENERGY—9.22%
Anadarko Petroleum Corp.	21,900	2,212,119
Chevron Corp.	61,200	3,547,764
Exxon Mobil Corp.	52,500	3,195,150
Kinder Morgan Inc.	43,100	3,964,769
Royal Dutch Shell PLC ADR Class A	83,100	5,173,806
Royal Dutch Shell PLC ADR Class B	55,300	3,602,795
Transocean Inc. (a)	62,600	5,026,780

		26,723,183

FINANCIALS—29.56%
American International Group Inc.	61,000	4,031,490
AmeriCredit Corp. (a)	106,400	3,269,672
Berkshire Hathaway Inc. Class A (a)	30	2,710,500
Capital One Financial Corp.	48,300	3,889,116
Chubb Corp.	27,700	2,643,688
Everest Re Group Ltd.	8,800	821,656
Fifth Third Bancorp	108,400	4,266,624
General Growth Properties Inc.	138,900	6,788,043
Golden West Financial Corp.	6,400	434,560
Goldman Sachs Group Inc.	18,700	2,935,152
Hartford Financial Services Group Inc.	36,600	2,948,130
Hudson City Bancorp Inc.	461,200	6,129,348
IndyMac Bancorp Inc.	68,500	2,803,705
JPMorgan Chase & Co.	279,300	11,630,052
Marsh & McLennan Companies Inc.	235,900	6,926,024
RenaissanceRe Holdings Ltd.	40,900	1,784,058
St. Paul Travelers Co. Inc.	21,500	898,485
Wachovia Corp.	24,900	1,395,645
Washington Mutual Inc.	223,100	9,508,522
Wells Fargo & Co.	105,000	6,706,350
XL Capital Ltd. Class A	49,500	3,173,445

		85,694,265

HEALTH CARE—11.87%
AstraZeneca PLC ADR	85,800	4,309,734
Eli Lilly & Co.	19,400	1,072,820
Medco Health Solutions Inc. (a)	91,300	5,224,186
Merck & Co. Inc.	184,100	6,485,843
Omnicare Inc.	25,800	1,418,742
Pfizer Inc.	193,580	4,824,014
Triad Hospitals Inc. (a)	88,000	3,687,200
WellPoint Inc. (a)	95,400	7,386,822

		34,409,361

INDUSTRIALS—8.78%
American Standard Cos. Inc.	29,900	1,281,514
Emerson Electric Co.	26,700	2,232,921
General Electric Co.	276,800	9,627,104
Goodrich Corp.	21,900	955,059
Hubbell Inc. Class B	25,600	1,312,256
L-3 Communications Holdings Inc.	10,000	857,900
Raytheon Co.	41,500	1,902,360
Siemens AG ADR	29,700	2,767,149
Tyco International Ltd.	129,200	3,472,896
Union Pacific Corp.	11,200	1,045,520

		25,454,679

MATERIALS & PROCESSES—5.62%
Air Products & Chemicals Inc.	41,500	2,788,385
Alcoa Inc.	99,200	3,031,552
E.I. du Pont de Nemours and Co.	19,400	818,874
International Paper Co.	110,800	3,830,356
Lyondell Chemical Co.	80,000	1,592,000
Methanex Corp.	53,300	1,094,249
The Dow Chemical Co.	77,200	3,134,320

		16,289,736

TECHNOLOGY—9.17%
Affiliated Computer Services Inc. Class A (a)	36,500	2,177,590
Arrow Electronics Inc. (a)	13,300	429,191
Fairchild Semiconductor International Inc. (a)	247,200	4,714,104
Flextronics International Ltd. (a)	416,900	4,314,915
Hewlett-Packard Co.	113,800	3,744,020
Intel Corp.	429,200	8,305,020
International Rectifier Corp. (a)	70,500	2,920,815

		26,605,655

TELECOMMUNICATION SERVICES—5.22%
AT&T Inc.	175,100	4,734,704
Sprint Nextel Corp.	238,600	6,165,424
Verizon Communications Inc.	124,200	4,230,252

		15,130,380

UTILITIES—3.40%
Duke Energy Corp.	103,600	3,019,940
Equitable Resources Inc.	28,700	1,047,837
Exelon Corp.	23,800	1,259,020
MDU Resources Group Inc.	42,100	1,408,245
NiSource Inc.	92,700	1,874,394
Pinnacle West Capital Corp.	31,800	1,243,380

		9,852,816

TOTAL COMMON STOCKS (cost $269,548,678)		285,507,433

SHORT-TERM INVESTMENTS — 1.84%
JPMorgan 100% US Treasury Securities Money Market Fund	1,586,439	1,586,439
JPMorgan Treasury Plus Money Market Fund	3,751,472	3,751,472

TOTAL SHORT-TERM INVESTMENTS (cost $5,337,911)		5,337,911

TOTAL INVESTMENTS — 100.32% (cost $274,886,589)		290,845,344

LIABILITIES, NET OF OTHER ASSETS — (0.32)%		(919,861)

NET ASSETS — 100.00%		$289,925,483

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FRAM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2006

(Unaudited)

COMMON STOCKS—97.48%

CONSUMER DISCRETIONARY—18.85%
Advo Inc.	41,000	$1,312,000
Alloy Inc. (a)	17,350	232,664
American Axle & Manufacturing Holdings Inc.	36,300	621,819
Arbitron Inc.	41,200	1,393,384
Blue Nile Inc. (a)	6,500	228,735
California Pizza Kitchen Inc. (a)	20,700	671,715
Citadel Broadcasting Corp.	11,800	130,862
Citi Trends Inc. (a)	7,500	298,200
Fossil Inc. (a)	9,200	170,936
Four Seasons Hotels Inc.	29,600	1,500,720
Franklin Covey Co. (a)	49,300	386,512
Furniture Brands International Inc.	92,500	2,267,175
Jarden Corp. (a)	54,750	1,798,537
Libbey Inc.	19,500	138,060
Lithia Motors Inc. Class A	15,200	527,440
MDU Communications Inc. (a)	1,114,000	1,347,940
Mikohn Gaming Corp. (a)	57,500	550,275
Morton’s Restaurant Group Inc. (a)	24,000	417,120
Nautilus Inc.	52,800	789,360
Orient Express Hotels Ltd. Class A	46,100	1,808,503
Prestige Brands Holdings Inc. (a)	52,200	635,274
Princeton Review Inc. (a)	84,600	511,830
Radio One Inc. Class A (a)	4,000	29,920
Radio One Inc. Class D (a)	50,800	378,968
Reader’s Digest Association Inc.	76,100	1,122,475
Restoration Hardware Inc. (a)	127,100	723,199
Ruth’s Chris Steak House (a)	25,300	602,393
Scientific Games Corp. Class A (a)	34,000	1,194,420
Six Flags Inc. (a)	31,900	324,742
Smith & Wesson Holding Corp. (a)	50,700	306,735
Stage Stores Inc.	22,500	669,375
Steiner Leisure Ltd. (a)	9,300	376,650
Tarragon Corp.	14,000	278,600
Texas Roadhouse Inc. Class A (a)	47,400	810,066
The Sports Authority Inc. (a)	7,100	261,990
ValueVision Media Inc. Class A (a)	31,700	405,126
Warnaco Group Inc. (a)	15,000	360,000

		25,583,720

CONSUMER STAPLES—1.74%
Fresh Del Monte Produce Inc.	11,900	251,685
Interstate Bakeries Corp. (a)	87,300	698,400
Reddy Ice Holdings Inc.	31,700	704,057
Tootsie Roll Industries Inc.	17,082	499,990
WD-40 Co.	6,600	203,610

		2,357,742

ENERGY—7.72%
Alpha Natural Resources Inc. (a)	84,500	1,955,330
Delta Petroleum Corp. (a)	226,600	4,763,132
Energy Partners Ltd. (a)	17,800	419,724
Helmerich & Payne Inc.	13,400	935,588
Hydril (a)	8,000	623,600
Newpark Resources Inc. (a)	126,600	1,038,120
SEACOR Holdings Inc. (a)	3,200	253,440
St. Mary Land & Exploration Co.	11,900	485,877

		10,474,811

FINANCIAL SERVICES—17.27%
American Financial Realty Trust	10,500	122,325
AmeriCredit Corp. (a)	55,500	1,705,515
Annaly Mortgage Management Inc.	34,100	413,974
Anthracite Capital Inc.	81,200	891,576
Banner Corp.	58,700	1,995,800
Cardinal Financial Corp.	13,800	186,714
Columbia Banking Systems Inc.	56,658	1,895,777
Federal Agricultural Mortgage Corp. Class C	35,900	1,056,178
First Community Bancorp (CA)	1,000	57,660
Franklin Bank Corp. (a)	27,800	534,594
Gramercy Capital Corp.	44,300	1,104,399
Harbor Florida Bancshares Inc.	16,000	605,920
Heritage Financial Corp.	16,335	473,715
International Securities Exchange Inc.	30,200	1,257,830
LaSalle Hotel Properties	3,700	151,700
Max Re Capital Ltd.	46,500	1,106,700
Medallion Financial Corp.	24,000	325,200
MeriStar Hospitality Corp. (a)	42,100	436,998
MFA Mortgage Investments Inc.	52,000	330,200
optionsXpress Holdings Inc.	6,000	174,480
Pan Pacific Retail Properties Inc.	5,900	418,310
ProAssurance Corp. (a)	8,900	462,800
Provident Bankshares Corp.	25,118	915,551
Seacoast Banking Corp. of Florida	60,600	1,764,066
SL Green Realty Corp.	22,000	2,233,000
Southcoast Financial Corp. (a)	28,800	734,400
Trammell Crow Co. (a)	58,400	2,082,544

		23,437,926

HEALTH CARE—9.35%
Alnylam Pharmaceuticals Inc. (a)	11,700	205,803
AMN Healthcare Services Inc. (a)	30,437	569,781
Atherogenics Inc. (a)	48,600	793,152
Cytokinetics Inc. (a)	7,900	57,591
Healthways Inc. (a)	8,000	407,520
Human Genome Sciences Inc. (a)	171,600	1,865,292
Incyte Corp. (a)	181,329	1,091,600
Matria Healthcare Inc. (a)	14,000	531,440
National Medical Health Card Systems Inc. (a)	16,800	470,400
Option Care Inc.	110,000	1,555,400
Pharmacyclics Inc. (a)	107,600	494,960
Pharmion Corp. (a)	51,400	926,228

Renovis Inc. (a)	29,200	622,544
Rigel Pharmaceuticals Inc. (a)	36,000	413,640
SonoSite Inc. (a)	5,500	223,520
VistaCare Inc. Class A (a)	52,100	807,550
Wright Medical Group Inc. (a)	55,500	1,096,125
ZymoGenetics Inc. (a)	26,100	564,282

		12,696,828

INDUSTRIALS—14.79%
Actuant Corp. Class A	29,000	1,775,380
Albany International Corp. Class A	12,800	487,552
Ambassadors International Inc.	12,300	223,368
Ducommun Inc. (a)	38,300	850,260
ESCO Technologies Inc. (a)	51,600	2,613,540
Exponent Inc. (a)	28,900	914,685
G&K Services Inc. Class A	28,400	1,208,136
Griffon Corp. (a)	19,400	481,896
Jacuzzi Brands Inc. (a)	45,500	447,265
Jetblue Airways Corp. (a)	95,500	1,023,760
K&F Industries Holdings Inc. (a)	59,900	994,340
Ladish Co. Inc. (a)	65,700	1,903,329
Pinnacle Airlines Corp. (a)	176,200	1,173,492
Pure Cycle Corp. (a)	4,546	63,644
RailAmerica Inc. (a)	210,000	2,238,600
Resources Connection Inc. (a)	53,900	1,342,649
Tennant Co.	22,600	1,182,432
Tetra Tech Inc. (a)	13,500	257,715
United Stationers Inc. (a)	7,200	382,320
West Corp. (a)	11,500	513,590

		20,077,953

MATERIALS & PROCESSES—4.96%
Apex Silver Mines Ltd. (a)	16,900	401,375
AptarGroup Inc.	26,200	1,447,550
Georgia Gulf Corp.	44,600	1,159,154
Methanex Corp.	123,200	2,529,296
Packaging Corp. of America	53,000	1,189,320

		6,726,695

TECHNOLOGY—21.22%
Advanced Energy Industries Inc. (a)	115,800	1,636,254
Atheros Communications (a)	33,300	872,127
Benchmark Electronics Inc. (a)	34,900	1,338,415
Blackboard Inc. (a)	8,100	230,121
Brocade Communications Systems Inc. (a)	58,800	392,784
CallWave Inc. (a)	13,300	59,318
Credence Systems Corp. (a)	106,500	781,710
CyberSource Corp. (a)	36,400	406,224
Cymer Inc. (a)	43,800	1,990,272
Dot Hill Systems Corp. (a)	130,500	926,550
Electro Scientific Industries Inc. (a)	45,100	998,063
Embarcadero Technologies Inc. (a)	13,300	93,100
EMS Technologies Inc. (a)	81,900	1,476,657
Fairchild Semiconductor International Inc. (a)	49,600	945,872
FEI Co. (a)	29,700	589,545
Gateway Inc. (a)	506,700	1,109,673
Intergraph Corp. (a)	6,400	266,624
Kulicke & Soffa Industries Inc. (a)	129,100	1,231,614
LTX Corp. (a)	79,600	429,840
Measurement Specialties Inc. (a)	14,200	371,330
MIPS Technologies Inc. (a)	49,900	372,254
MKS Instruments Inc. (a)	51,300	1,201,959
Moldflow Corp. (a)	18,200	285,740
National Instruments Corp.	27,900	910,098
Novatel Wireless Inc. (a)	64,000	572,800
ON Semiconductor Corp. (a)	139,400	1,012,044
Pixelworks Inc. (a)	39,900	198,303
Rudolph Technologies Inc. (a)	19,500	332,475
Sapient Corp. (a)	376,800	2,874,984
SCO Group Inc. (a)	66,800	290,580
Semtech Corp. (a)	36,500	652,985
Silicon Laboratories Inc. (a)	8,300	456,085
Spansion Inc. Class A (a)	33,300	492,840
SunPower Corp. Class A (a)	3,700	141,192
SupportSoft Inc. (a)	91,700	406,231
SYNNEX Corp. (a)	28,600	530,816
Veeco Instruments Inc. (a)	73,800	1,723,230
X-Rite Inc.	15,000	199,200

		28,799,909

TELECOMMUNICATION SERVICES—0.35%
General Communication Inc. Class A (a)	38,800	469,092

UTILITIES—1.23%
CMS Energy Corp. (a)	18,800	243,460
Duquesne Light Holdings Inc.	30,600	504,900
SEMCO Energy Inc. (a)	125,000	692,500
Westar Energy Inc.	11,300	235,153

		1,676,013

TOTAL COMMON STOCKS (cost $114,644,787)		132,300,689

SHORT-TERM INVESTMENTS—2.74%
JPMorgan 100% US Treasury Securities Money Market Fund	1,470,600	1,470,600
JPMorgan Treasury Plus Money Market Fund	2,253,527	2,253,527

TOTAL SHORT-TERM INVESTMENTS (cost $ 3,724,127)		3,724,127

TOTAL INVESTMENTS — 100.22% (cost $ 118,368,914)		136,024,816
LIABILITIES, NET OF OTHER ASSETS — (0.22)%		(298,091)

NET ASSETS — 100.00%		$135,726,725

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2006

(Unaudited)

AUSTRALIA—1.51%
Amcor Ltd.	36,900	$195,661
BHP Billiton Ltd.	3,812	76,482
Brambles Industries Ltd.	3,787	29,171
Insurance Australia Group Ltd.	61,834	242,360
Macquarie Bank Ltd.	2,700	125,135
Promina Group Ltd.	23,200	90,933
Rinker Group Ltd.	32,945	468,594
Wesfarmers Ltd.	4,900	122,467
Woolworths Ltd.	14,252	192,297

		1,543,100

AUSTRIA—0.55%
Erste Bank Der Oester Spark	3,400	200,551
Raiffeisen International Bank Holding (a)	700	59,737
Telekom Austria AG	6,414	151,225
Wienerberger AG	3,100	155,950

		567,463

BELGIUM—0.56%
Fortis	3,600	128,474
SES Global FDR Class A	13,000	205,807
UCB SA	4,900	241,155

		575,436

CANADA—5.80%
Abitibi Consolidated Inc.	18,500	76,476
Alcan Inc.	25,500	1,166,095
Barrick Gold Corp.	19,500	531,180
CAMECO Corp.	23,200	833,961
Canadian Natural Resources	14,600	810,972
Canadian Tire Corp. Class A Ltd.	200	10,715
Inco Ltd.	9,500	473,955
Loblaw Companies Ltd.	2,900	138,125
Magna International Inc. Class A	1,500	113,039
Manulife Financial Corp.	2,400	150,483
Methanex Corp.	8,000	163,643
Potash Corp. of Saskatchewan Inc.	6,700	589,490
Rogers Communications Inc. Class B	2,600	99,136
Suncor Energy Inc.	4,800	368,216
Telus Corp.	2,500	98,040
Telus Corp. Non Voting	2,800	108,247
The Toronto Dominion Bank	3,600	200,490

		5,932,263

DENMARK—0.23%
Novo Nordisk A/S	3,700	230,198

FINLAND—1.16%
Neste Oil OYJ	1,700	58,463
Nokia Corp. ADR	12,600	261,072
Nokia OYJ	26,300	544,525
UPM-Kymmene OYJ	13,800	326,203

		1,190,263

FRANCE—9.72%
Accor SA	6,100	351,753
Air Liquide	1,473	306,761
AXA Co.	400	14,042
BNP Paribas New (a)	1,290	115,795
BNP Paribas	12,900	1,198,605
Bouygues	26,700	1,419,238
Carrefour SA	3,700	196,898
Essilor International	3,300	294,419
Groupe Danone	3,600	441,192
L’Oreal	4,900	431,822
Lafarge SA	6,100	691,378
PagesJuanes SA	3,507	98,542
Renault SA	2,700	287,201
Safran SA	2,600	65,934
Sanofi-Aventis	17,000	1,617,681
Schneider Electric SA	10,000	1,080,070
Societe Generale Class A	2,200	330,955
Thales SA	4,300	191,245
Total SA	1,900	501,402
Veolia Environnement	5,600	311,109

		9,946,042

GERMANY—6.34%
Allianz AG	4,600	768,278
Altana AG	3,600	223,171
Bayer AG	11,000	440,829
Bayerische Motoren Werke AG	3,800	209,359
Commerzbank AG	6,700	267,043
DaimlerChrysler AG	8,900	511,379
Depfa Bank PLC	13,900	247,689
Deutsche Bank AG	2,800	319,899
Deutsche Post AG	10,100	253,312
E.On AG	5,500	605,439
Infineon Technologies AG (a)	22,700	234,169
SAP AG	3,200	694,387
SAP AG Sponsored ADR	2,400	130,368
Siemens AG	9,150	854,499
Volkswagen AG	9,700	732,662

		6,492,483

GREECE—0.14%
Greek Org of Football Prognostics SA	3,800	145,285

HONG KONG—1.58%
Bank of East Asia Ltd.	38,600	139,536
Hang Lung Group Ltd.	58,000	132,302
Hang Lung Properties Ltd.	75,000	142,567
Hong Kong & China Gas Co. Ltd.	72,000	173,980

Li & Fung Ltd.	156,000	351,827
PCCW Ltd.	157,000	102,178
Sun Hung Kai Properties Ltd.	19,000	192,951
Swire Pacific Ltd. Class A	39,500	386,626

		1,621,967

IRELAND—0.47%
CRH PLC	10,925	382,466
CRH PLC (special placement)	2,900	101,243

		483,709

ITALY—0.35%
Banca Intesa SpA	27,500	164,344
ENI SpA	6,800	193,545

		357,889

JAPAN—31.61%
Advantest Corp.	4,300	512,501
Aeon Co. Ltd.	30,000	727,605
Astellas Pharma Inc.	6,600	250,622
Canon Inc.	5,100	337,502
Daiichi Sanyko Co. Ltd.	9,400	214,408
Fanuc Ltd.	8,800	846,995
Hankyu Holdings Inc.	16,000	92,698
Hirose Electric Co. Ltd.	2,800	393,663
Hoya Corp.	6,800	274,392
Kansai Electric Power	19,000	422,079
Kao Corp.	13,000	342,352
Keyence Corp.	660	171,567
Millea Holdings Inc.	34	672,981
Mitsubishi Corp.	29,500	671,622
Mitsubishi Estate Co. Ltd.	62,000	1,469,481
Mitsubishi Heavy Industries Ltd.	37,000	176,018
Mitsubishi UFJ Financial Group Inc.	128	1,957,270
Mitsui & Co. Ltd.	16,000	231,338
Mitsui Fudosan Co. Ltd.	10,000	229,792
Mitsui Sumitomo Insurance Co.	27,830	378,506
Mizuho Financial Group Inc.	139	1,137,128
Murata Manufacturing Co. Ltd.	2,700	182,806
NGK Spark Plug Co. Ltd.	12,000	279,828
Nidec Corp.	2,400	196,950
Nintendo Co. Ltd.	5,000	747,568
Nippon Electric Glass Co. Ltd.	22,000	547,594
Nippon Steel Corp.	51,000	197,562
Nippon Telegraph & Telephone Corp.	60	257,401
Nissan Motor Co. Ltd.	53,000	629,435
Nitto Denko Corp.	12,200	1,035,365
Obayashi Corp.	19,000	154,628
Odakyu Electric Railway Co.	32,000	198,174
Orix Corp.	5,180	1,612,768
Ricoh Co. Ltd.	15,000	293,081
Rohm Co. Ltd.	4,200	444,208
Secom Co. Ltd.	3,500	178,992
Shimamura Co. Ltd.	1,200	139,557
Shin-Etsu Chemical Co. Ltd.	5,900	320,274
SMC Corp.	5,800	903,640
Softbank Corp.	59,600	1,746,761
Sompo Japan Insurance Inc.	26,000	377,029
Sony Corp.	5,100	236,121
Sumitomo Corp.	59,000	840,029
Sumitomo Mitsui Financial Group Inc.	258	2,849,255
Sumitomo Realty & Development Co., Ltd.	8,000	221,552
Suzuki Motor Corp.	37,500	861,721
T&D Holdings Inc.	3,050	238,372
Takeda Pharmaceutical Co. Ltd.	7,700	438,916
TDK Corp.	1,800	135,633
Tokyo Electric Power Co.	7,600	189,492
Tokyo Electron Ltd.	15,500	1,069,193
Tokyo Gas Co. Ltd.	45,000	196,874
Tokyu Corp.	58,000	390,723
Toshiba Corp.	26,000	151,077
Toyota Motor Corp.	2,900	158,408
Trend Micro Inc.	11,500	403,474
Uni-Charm Corp.	2,400	117,844
Ushio Inc.	8,200	195,396
Yahoo! Japan Corp.	790	481,859
Yamada Denki Co. Ltd.	4,900	564,864
Yamato Holdings Co. Ltd.	32,000	655,142

		32,350,086

NETHERLANDS—(5.87%)
ABN AMRO Holdings NV	29,560	886,499
Aegon NV	43,172	799,126
ASML Holding NV (a)	9,100	185,873
Heineken NV	21,462	814,829
ING Groep NV	28,226	1,115,427
Koninklijke KPN NV	126,100	1,421,583
Koninklijke Numico NV (a)	6,692	296,171
Reed Elsevier NV	13,700	196,463
TNT NV	8,300	287,450

		6,003,421

NORWAY—(0.33%)
DNB NOR ASA	17,200	231,608
Norske Skogindustrier ASA	6,284	106,431

		338,039

SINGAPORE—(0.85%)
DBS Group Holdings Ltd.	17,000	171,420
Singapore Telecommunications (b)	428,000	701,639

		873,059

SPAIN—3.97%
Altadis SA	6,600	296,019
Banco Bilbao Vizcaya Argentaria SA	53,100	1,108,414
Banco Santander Central Hispano SA	61,500	898,331
Iberdrola SA	9,500	306,784
Inditex	6,800	262,538
Repsol YPF SA	32,000	909,247
Telefonica SA	18,257	286,598

		4,067,931

SWEDEN—1.05%
Atlas Copco AB Class A	16,400	461,298
Ericsson LM Class B	150,500	572,166
Scania AB Class B	900	39,071

		1,072,535

SWITZERLAND—8.54%
Adecco SA	2,880	160,964
Compagnie Financiere Richemont AG Classs A	25,087	1,202,913
Credit Suisse Group	9,891	555,086
Geberit AG Reg	206	196,763
Givaudan	230	176,808
Holcim Ltd.	16,429	1,308,320
Nestle SA	3,218	955,438
Novartis AG	34,563	1,922,450
Roche Holding AG	3,988	593,863
Swiss Reinsurance	13,301	929,626
Swisscom AG	1,264	409,713
Synthes Inc. (a)	1,340	147,010
UBS AG	1,638	179,954

		8,738,908

UNITED KINGDOM—15.61%
ARM Holdings PLC	35,400	81,900
AstraZeneca PLC	30,400	1,530,571
BAE Systems PLC	53,500	390,832
BHP Billiton PLC	12,810	233,868
Brambles Industries PLC	21,200	158,553
British Land Co. PLC	9,000	193,922
Cadbury Schweppes PLC	15,000	148,970
Carnival PLC	6,600	324,297
Diageo PLC	12,600	198,313
HBOS PLC	68,200	1,137,942
HSBC Holdings PLC	27,200	455,731
Kingfisher PLC	46,400	192,946
Lloyds TSB Group PLC	30,800	294,388
Pearson PLC	17,100	236,925
Reed Elsevier PLC	71,100	681,429
Rio Tinto PLC	4,300	218,153
Royal Bank of Scotland Group (b)	6,700	217,884
Royal Bank of Scotland Group	59,400	1,931,685
Royal Dutch Shell PLC ADR Class A	600	37,356
Royal Dutch Shell PLC Class A	57,528	1,800,569
Royal Dutch Shell PLC Class B	8,846	287,518
Scottish & Southern Energy PLC	17,700	347,882
Standard Chartered PLC	25,100	624,064
Tesco PLC	26,000	148,970
Unilever PLC	64,900	663,701
Vodafone Group PLC	1,189,100	2,487,813
Wolseley PLC	8,800	216,045
Xstrata PLC	16,250	525,628
Yell Group PLC	22,100	208,931

		15,976,786

UNITED STATES—0.12%
News Corp. Inc. CDI	7,329	121,837

TOTAL COMMON STOCKS (cost $71,691,439)		98,628,700

	Principal amount	Value
REPURCHASE AGREEMENT—3.52%
Investors Bank & Trust Co.
Repurchase Agreement, 3.25%, to be repurchasedat $3,605,196 on 04/03/2006 (c)	$3,604,219	$3,604,219

TOTAL REPURCHASE AGREEMENT (cost $3,604,219)		3,604,219

TOTAL INVESTMENTS — 99.88% (cost $75,295,658)		102,232,919

CASH AND OTHER ASSETS, NET OF LIABILITIES — 0.12%		119,847

NET ASSETS — 100.00%		$102,352,766

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $919,523 or 0.90% of net assets.

(c)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 7.80%, a maturity date of March 25, 2023, and a market value of $3,784,431 as of March 31, 2006.

Approximately 31.64% of the investment securities are denominated in the Japanese Yen, followed by 30.55% in the Euro, 12.33% in the British Pound, 8.55% in the Swiss Franc, 4.93% in the United States Dollar, 4.82% in the Canadian Dollar and 2.55% in the Swedish Krone. The remaining investment securities representing 4.63% of total investments are denominated in five currencies, each of which represents less than 1.63% of total investments.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$28,494,038	27.84%
Information Technology	10,794,287	10.55
Industrials	10,199,018	9.96
Materials	10,112,864	9.88
Consumer Discretionary	9,315,784	9.10
Health Care	7,704,465	7.53
Telecommunication Services	7,542,811	7.37
Consumer Staples	6,110,545	5.97
Energy	5,801,250	5.67
Utilities	2,553,638	2.49

Total Stocks	98,628,700	96.36
Repurchase Agreement	3,604,219	3.52
Cash and Other Assets, Net of Liabilities	119,847	0.12

Net Assets	$102,352,766	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—97.80%

CONSUMER DISCRETIONARY—13.56%
1-800 Contacts Inc. (a)	1,749	$23,524
1-800-FLOWERS.COM Inc. (a)	5,115	36,317
4Kids Entertainment Inc. (a)	3,347	57,535
99 Cents Only Stores (a)	10,278	139,370
Aaron Rents Inc.	7,958	216,219
AC Moore Arts & Crafts Inc. (a)	2,955	54,372
Advo Inc.	6,951	222,432
Aeropostale Inc. (a)	11,790	355,586
AFC Enterprises (a)	6,341	88,140
Aftermarket Technology Corp. (a)	5,968	134,936
Alderwoods Group Inc. (a)	8,000	143,200
Alloy Inc. (a)	2,017	27,048
Ambassadors Group Inc.	3,372	85,649
America’s Car-Mart Inc. (a)	3,884	83,506
American Axle & Manufacturing Holdings Inc.	9,287	159,086
Ameristar Casinos Inc.	5,057	130,420
Arbitron Inc.	6,818	230,585
Arctic Cat Inc.	4,252	102,303
ArvinMeritor Inc.	15,315	228,347
Asbury Automotive Group Inc. (a)	2,952	58,213
Audible Inc. (a)	5,251	55,188
Audiovox Corp. (a)	3,404	40,644
Avatar Holdings Inc. (a)	1,448	88,328
Aztar Corp. (a)	7,500	314,925
Bally Technologies Inc. (a)	10,562	179,448
Bandag Inc.	2,616	109,532
Bassett Furniture Industries Inc.	1,941	38,723
Big 5 Sporting Goods Corp.	4,219	82,608
Big Lots Inc. (a)	23,245	324,500
BJ’s Restaurant Inc. (a)	2,939	79,353
Blair Corp.	2,041	84,518
Blockbuster Inc.	38,709	153,675
Blount International Inc. (a)	7,794	125,561
Blue Nile Inc. (a)	3,156	111,060
Bluegreen Corp. (a)	4,223	55,828
Blyth Inc.	6,145	129,168
Bob Evans Farms Inc.	7,845	233,075
Bombay Co. Inc. (a)	7,463	24,628
Bon-Ton Stores Inc.	2,600	84,110
Bright Horizons Family Solutions Inc. (a)	6,706	259,723
Brookfield Homes Corp.	2,837	147,127
Brown Shoe Co. Inc.	4,047	212,387
Buckle Inc.	1,822	74,611
Buffalo Wild Wings Inc. (a)	2,398	99,709
Build-A-Bear Workshop Inc. (a)	2,029	62,189
Building Materials Holding Corp.	5,692	202,863
Burlington Coat Factory Warehouse Corp.	4,287	194,844
Cabela’s Inc. (a)	6,930	142,204
Cache Inc. (a)	2,557	46,895
California Coastal Communities Inc. (a)	1,554	57,653
California Pizza Kitchen Inc. (a)	4,080	132,396
Callaway Golf Co.	16,114	277,161
Carmike Cinemas Inc.	2,599	62,714
Carter’s Inc. (a)	3,904	263,481
Casual Male Retail Group Inc. (a)	5,643	54,963
Catalina Marketing Corp.	10,770	248,787
Cato Corp. Class A	6,244	148,982
CEC Entertainment Inc. (a)	7,606	255,714
Champion Enterprises Inc. (a)	16,080	240,557
Charles & Colvard Ltd.	3,191	34,559
Charlotte Russe Holding Inc. (a)	3,067	65,634
Charming Shoppes Inc. (a)	27,981	416,077
Charter Communications Inc. (a)	78,572	85,643
Cherokee Inc.	1,482	59,680
Children’s Place Retail Stores Inc. (a)	4,456	258,002
Chipolte Mexican Grill Inc. (a)	1,500	83,085
Christopher & Banks Corp.	7,542	175,050
Churchill Downs Inc.	1,561	59,818
Citadel Broadcasting Corp.	8,869	98,357
Citi Trends Inc. (a)	1,400	55,664
CKE Restaurants Inc.	11,972	208,313
Coachmen Industries Inc.	3,691	42,004
Coldwater Creek Inc. (a)	10,996	305,689
Comstock Homebuilding Companies Inc. (a)	1,034	11,384
Conn’s Inc. (a)	986	33,682
Cooper Tire & Rubber Co.	14,301	205,076
Corinthian Colleges Inc. (a)	21,478	309,283
Cost Plus Inc. (a)	4,966	84,919
Courier Corp.	2,001	88,724
Cox Radio Inc. (a)	7,763	104,179
Crocs Inc. (a)	1,500	37,725
Crown Media Holdings Inc. (a)	2,762	17,511
CSK Auto Corp. (a)	9,627	133,526
CSS Industries Inc.	1,218	39,877
Cumulus Media Inc. (a)	11,706	131,810
Deb Shops Inc.	893	26,522
Deckers Outdoor Corp. (a)	2,053	83,229
dELiA*s Inc. (a)	4,500	42,030
Denny’s Corp. (a)	25,553	121,632
Design Within Reach Inc. (a)	2,393	13,616
Dixie Group Inc. (a)	2,137	31,970
Domino’s Pizza Inc.	6,817	194,625
Dover Downs Gaming & Entertainment Inc.	2,068	45,000
Dover Motorsports Inc.	3,791	20,813
Dress Barn Inc. (a)	4,568	219,036
Drew Industries Inc. (a)	4,064	144,475
drugstore.com inc. (a)	13,990	43,229
DSW Inc. (a)	3,500	109,620
Earle M Jorgensen Co. (a)	4,681	70,917

Educate Inc. (a)	3,631	30,936
Emmis Communications Corp. (a)	8,521	136,336
Entercom Communications Corp.	7,985	222,941
Entravision Communications Corp. (a)	15,640	143,262
Escala Group Inc. (a)	1,309	34,283
Escalade Inc.	1,591	17,644
Ethan Allen Interiors Inc.	7,622	320,276
Fisher Communications Inc. (a)	1,296	57,996
Fleetwood Enterprises Inc. (a)	13,958	155,911
Fossil Inc. (a)	10,547	195,963
Fred’s Inc.	8,240	109,262
FTD Group Inc. (a)	2,609	25,281
Furniture Brands International Inc.	10,764	263,826
GameStop Corp. Class A (a)	1,962	92,489
Gamestop Corp. Class B	9,674	419,078
Gaylord Entertainment Co. (a)	8,863	402,203
Gemstar-TV Guide International Inc. (a)	50,609	156,382
Genesco Inc. (a)	4,759	185,078
Gray Television Inc.	9,347	78,515
Great Wolf Resorts Inc. (a)	5,228	60,593
Group 1 Automotive Inc.	4,921	233,944
GSI Commerce Inc. (a)	6,927	117,759
Guess ? Inc. (a)	3,651	142,791
Guitar Center Inc. (a)	5,533	263,924
Gymboree Corp. (a)	7,765	202,201
Handleman Co.	4,965	47,664
Harris Interactive Inc. (a)	10,463	58,802
Hartmarx Corp. (a)	5,317	47,374
Haverty Furniture Companies Inc.	4,335	62,207
Hayes Lemmerz International Inc. (a)	7,962	21,736
Hibbett Sporting Goods Inc. (a)	7,312	241,223
Hollinger International Inc.	17,413	145,921
Hooker Furniture Corp.	3,816	72,122
Hot Topic Inc. (a)	9,392	136,184
IHOP Corp.	4,575	219,326
Innovo Group Inc. (a)	5,375	3,967
Insight Enterprises Inc. (a)	10,148	223,357
Interface Inc. (a)	9,305	128,502
iRobot Corp. (a)	1,800	50,040
Isle of Capri Casinos Inc. (a)	4,209	140,076
J Jill Group Inc. (a)	7,344	175,595
Jack in the Box Inc. (a)	7,755	337,343
Jakks Pacific Inc. (a)	5,227	139,770
Jarden Corp. (a)	14,831	487,198
Jo-Ann Stores Inc. (a)	5,169	69,575
Jos. A. Bank Clothiers Inc. (a)	4,437	212,754
Journal Communications Inc. Class A	6,042	74,921
Journal Register Co.	9,209	112,166
K-Swiss Inc. Class A	6,471	195,036
K2 Inc. (a)	10,135	127,194
Kellwood Co.	7,243	227,358
Kenneth Cole Productions Inc.	2,291	63,461
Keystone Automotive Industries Inc. (a)	3,209	135,452
Kimball International Inc. Class B	4,483	67,424
Krispy Kreme Doughnuts Inc. (a)	20,706	185,940
La-Z-Boy Inc.	11,322	192,474
Landry’s Restaurants Inc.	4,195	148,209
Leapfrog Enterprises Inc. (a)	7,420	78,800
Levitt Corp Class A	3,795	83,642
Libbey Inc.	3,627	25,679
Life Time Fitness Inc. (a)	5,293	247,977
Lifetime Brands Inc.	2,773	78,171
Lin TV Corp. (a)	6,365	57,285
Lincoln Educational Services (a)	400	6,780
Lithia Motors Inc. Class A	3,466	120,270
LKQ Corp. (a)	6,004	124,943
LodgeNet Entertainment Corp. (a)	3,468	54,031
Lodgian Inc. (a)	5,551	77,103
Lone Star Steakhouse & Saloon Inc.	3,880	110,270
Luby’s Inc. (a)	4,606	57,529
M/I Homes Inc.	2,500	117,500
Magna Entertainment Corp. (a)	7,377	50,090
Maidenform Brands Inc. (a)	4,200	46,242
Marcus Corp.	4,237	84,528
Marine Products Corp.	2,692	29,585
MarineMax Inc. (a)	2,915	97,711
Martha Stewart Living Omnimedia Inc. (a)	4,578	77,185
Matthews International Corp.	6,568	251,292
Maytag Corp.	17,699	376,880
McCormick & Schmick’s Seafood Restaurants Inc. (a)	1,526	38,867
Media General Inc.	4,601	214,499
Mediacom Communications Corp. Class A (a)	12,628	72,611
Midas Inc. (a)	3,884	84,943
Mikohn Gaming Corp. (a)	9,908	94,820
Modine Manufacturing Co.	7,543	222,519
Monaco Coach Corp.	5,722	76,675
Monarch Casino & Resort Inc. (a)	1,966	55,815
Monro Muffler Brake Inc.	3,090	114,763
Morgans Hotel Group (a)	4,800	84,768
Morningstar Inc. (a)	1,705	76,333
Movado Group Inc.	4,016	92,689
Movie Gallery Inc.	5,504	16,622
MTR Gaming Group Inc. (a)	4,861	50,068
Multimedia Games Inc. (a)	5,636	83,864
National Presto Industries Inc.	1,318	64,806
Nautilus Inc.	8,502	127,105
Navarre Corp. (a)	15,101	64,783
Netflix Inc. (a)	8,050	233,370
New York & Co. Inc. (a)	2,856	42,669
Noble International Ltd.	2,197	37,195
Nutri/System Inc. (a)	5,049	239,928
O’Charley’s Inc. (a)	6,609	122,002

Oakley Inc.	5,174	88,061
Orleans Homebuilders Inc.	900	18,234
Outdoor Channel Holdings Inc. (a)	500	5,095
Overstock.com Inc. (a)	2,399	71,538
Oxford Industries Inc.	3,047	155,793
Pacific Sunwear of California Inc. (a)	16,202	359,036
Palm Harbor Homes Inc. (a)	3,305	70,826
Pantry Inc. (a)	3,839	239,515
Papa John’s International Inc. (a)	5,280	173,237
Payless Shoesource Inc. (a)	13,778	315,378
PEP Boys-Manny Moe & Jack	11,627	175,684
Perry Ellis International Inc. (a)	1,951	44,151
Petco Animal Supplies Inc. (a)	12,511	294,884
PF Chang’s China Bistro Inc. (a)	5,591	275,580
Phillips-Van Heusen Corp.	6,442	246,149
Pier 1 Imports Inc.	17,911	207,947
Pinnacle Entertainment Inc. (a)	10,348	291,503
Playboy Enterprises Inc. (a)	4,694	66,655
Pre-Paid Legal Services Inc.	2,867	101,721
Prestige Brands Holdings Inc. (a)	6,248	76,038
Priceline.com Inc. (a)	5,862	145,612
Primedia Inc. (a)	30,321	62,764
ProQuest Co. (a)	5,778	123,591
Quantum Fuel Systems Technologies Worldwide Inc. (a)	10,060	36,015
R&B Inc. (a)	2,075	21,269
Radio One Inc. Class D (a)	18,483	137,883
Rare Hospitality International Inc. (a)	7,213	251,229
RC2 Corp. (a)	3,832	152,552
RCN Corp. (a)	5,171	133,929
Reader’s Digest Association Inc.	20,639	304,425
Red Robin Gourmet Burgers Inc. (a)	3,174	149,813
Regent Communications Inc. (a)	8,005	36,903
Regis Corp.	9,878	340,593
Rent-Way Inc. (a)	5,313	38,307
Restoration Hardware Inc. (a)	18,248	103,831
Retail Ventures Inc. (a)	3,421	50,152
Riviera Holdings Corp. (a)	1,965	33,110
Ruby Tuesday Inc.	12,811	410,977
Russ Berrie & Co. Inc.	3,376	51,315
Russell Corp.	6,633	91,535
Ruth’s Chris Steak House (a)	4,100	97,621
Ryan’s Restaurant Group Inc. (a)	8,540	123,830
Saga Communications Inc. (a)	3,508	33,922
Salem Communications Corp. (a)	2,459	36,910
Sauer-Danfoss Inc.	2,239	51,385
Scholastic Corp. (a)	7,273	194,625
Select Comfort Corp. (a)	7,680	303,744
Sharper Image Corp. (a)	2,807	35,958
Shoe Carnival Inc. (a)	1,517	37,895
Shuffle Master Inc. (a)	8,478	303,004
Sinclair Broadcast Group Inc.	12,604	102,723
Six Flags Inc. (a)	20,756	211,296
Skechers U.S.A. Inc. (a)	5,149	128,365
Skyline Corp.	1,843	76,263
Sonic Automotive Inc.	6,697	185,909
Sotheby’s Holdings Inc. (a)	9,387	272,598
Source Interlink Co. Inc. (a)	6,766	77,132
Spanish Broadcasting System Inc. (a)	7,892	43,643
Speedway Motorsports Inc.	3,554	135,798
Stage Stores Inc.	5,938	176,656
Stamps.com Inc. (a)	3,528	124,397
Standard Motor Products Inc.	3,488	30,973
Stanley Furniture Co. Inc.	2,516	73,593
Stein Mart Inc.	5,523	96,211
Steinway Musical Instruments Inc. (a)	1,899	61,186
Steven Madden Ltd. (a)	3,108	110,334
Stewart Enterprises Inc.	21,654	123,644
Strattec Security Corp. (a)	753	28,079
Strayer Education Inc.	3,550	363,023
Stride Rite Corp.	7,363	106,616
Sturm Ruger & Co. Inc.	4,384	34,984
Sunterra Corp. (a)	3,995	57,049
Superior Industries International Inc.	4,641	89,850
Talbots Inc.	5,199	139,697
Tarragon Corp. (a)	2,517	50,088
Technical Olympic USA Inc.	2,983	60,704
Tenneco Inc. (a)	9,313	201,999
Texas Roadhouse Inc. Class A (a)	8,904	152,169
The Andersons Inc.	1,396	109,209
The Finish Line Inc. Class A	8,951	147,244
The Sports Authority Inc. (a)	5,423	200,109
The Steak n Shake Co. (a)	5,636	118,920
The Yankee Candle Co. Inc.	10,217	279,639
Thomas Nelson Inc.	2,328	68,094
Thor Industries Inc.	8,441	450,412
TiVo Inc. (a)	11,640	84,157
Too Inc. (a)	7,218	247,938
Tractor Supply Co. (a)	7,040	467,034
Trans World Entertainment Corp. (a)	3,980	22,169
Triarc Companies Inc. Class B	7,635	133,460
Triple Crown Media Inc. (a)	934	5,511
Tuesday Morning Corp.	5,489	126,741
Tupperware Brands Corp.	10,696	220,231
Under Armour Inc. Class A (a)	2,500	81,000
Unifirst Corp.	2,175	72,254
United Auto Group Inc.	6,214	267,202
Universal Electronics Inc. (a)	2,675	47,348
Universal Technical Institute Inc. (a)	4,981	149,928
Vail Resorts Inc. (a)	6,582	251,564
Valassis Communications Inc. (a)	10,890	319,839
Value Line Inc.	162	5,994
ValueVision Media Inc. Class A (a)	6,023	76,974
Vertrue Inc. (a)	1,536	64,205
Visteon Corp. (a)	27,978	128,699
Volcom Inc. (a)	1,800	63,954

Warnaco Group Inc. (a)	9,466	227,184
WCI Communities Inc. (a)	7,481	208,121
West Marine Inc. (a)	2,895	43,454
Wet Seal Inc. (a)	14,705	97,788
William Lyon Homes Inc. (a)	824	78,840
Wilsons The Leather Experts (a)	3,936	15,350
Winnebago Industries Inc.	7,219	219,024
WMS Industries Inc. (a)	4,892	147,249
Wolverine World Wide Inc.	12,221	270,451
World Wrestling Entertainment Inc.	3,869	65,386
WorldSpace Inc. (a)	3,800	28,690
WPT Enterprises Inc. (a)	1,111	8,177
Xerium Technologies Inc.	2,592	24,339
Zale Corp. (a)	10,867	304,602
Zumiez Inc. (a)	633	38,676

		42,046,920

CONSUMER STAPLES—2.69%
Alico Inc.	785	35,670
Alliance One International Inc.	19,444	94,498
Allion Healthcare Inc. (a)	400	5,424
American Italian Pasta Co.	4,729	29,604
Boston Beer Co. Inc. (a)	3,180	82,712
Casey’s General Stores Inc.	12,566	287,384
Central European Distribution Corp. (a)	4,231	162,682
Central Garden & Pet Co. (a)	3,904	207,459
Chattem Inc. (a)	4,543	171,044
Chiquita Brands International Inc.	9,205	154,368
Coca-Cola Bottling Co. Consolidated	947	43,562
Corn Products International Inc.	15,433	456,354
Darling International Inc. (a)	13,725	64,233
Delta & Pine Land Co.	7,743	233,529
Diamond Foods Inc.	2,100	36,057
Elizabeth Arden Inc. (a)	5,403	125,998
Farmer Brothers Co.	1,393	31,064
Flowers Foods Inc.	10,990	326,403
Gold Kist Inc. (a)	12,569	158,872
Green Mountain Coffee Roasters Inc. (a)	959	38,091
Hain Celestial Group Inc. (a)	6,023	157,742
Hansen Natural Corp. (a)	3,238	408,150
Ingles Markets Inc.	2,105	37,511
Inter Parfums Inc.	867	17,279
J&J Snack Foods Corp.	2,642	88,745
John B. Sanfilippo & Son Inc. (a)	1,686	26,689
Lancaster Colony Corp.	5,319	223,398
Lance Inc.	6,205	139,612
Longs Drug Stores Corp.	6,512	301,375
Mannatech Inc.	3,479	60,465
Maui Land & Pineapple Co. Inc. (a)	866	32,692
Nash Finch Co.	2,712	81,089
Nature’s Sunshine Products Inc.	2,285	28,563
NBTY Inc. (a)	11,636	262,043
Nu Skin Enterprises Inc.	13,962	244,754
Parlux Fragrances Inc. (a)	1,274	41,086
Pathmark Stores Inc. (a)	9,388	98,198
Peet’s Coffee & Tea Inc. (a)	2,841	85,230
Performance Food Group Co. (a)	8,249	257,286
Perrigo Co.	20,038	326,820
Playtex Products Inc. (a)	8,110	84,912
Premium Standard Farms Inc.	3,500	61,425
Ralcorp Holdings Inc. (a)	6,562	249,684
Reddy Ice Holdings Inc.	3,600	79,956
Revlon Inc. (a)	29,111	91,991
Ruddick Corp.	6,990	169,927
Sanderson Farms Inc.	4,651	104,182
Seaboard Corp.	74	117,956
Smart & Final Inc. (a)	2,799	45,876
Spartan Stores Inc.	4,352	55,488
Star Scientific Inc. (a)	7,498	23,469
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,223	147,509
Tootsie Roll Industries Inc.	5,633	164,878
Topps Co. Inc.	7,276	63,811
United Natural Foods Inc. (a)	10,042	351,169
Universal Corp.	5,605	206,096
USANA Health Sciences Inc. (a)	2,174	90,699
Vector Group Ltd.	7,241	138,013
WD-40 Co.	4,744	146,352
Weis Markets Inc.	3,396	151,360
Wild Oats Markets Inc. (a)	5,981	121,594

		8,330,082

ENERGY—6.25%
Alon USA Energy Inc.	2,100	51,702
Alpha Natural Resources Inc. (a)	6,421	148,582
Atlas America Inc. (a)	4,831	230,970
ATP Oil & Gas Corp. (a)	4,619	202,820
Atwood Oceanics Inc. (a)	2,802	283,030
Basic Energy Services Inc. (a)	2,000	59,600
Berry Petroleum Co.	3,833	262,369
Bill Barrett Corp. (a)	3,438	112,044
Bois d’Arc Energy Inc. (a)	2,942	48,984
Brigham Exploration Co. (a)	7,349	64,377
Bristow Group Inc. (a)	4,791	148,042
Bronco Drilling Co. Inc. (a)	1,800	47,340
Cabot Oil & Gas Corp.	10,585	507,339
Callon Petroleum Co. (a)	3,380	71,048
CARBO Ceramics Inc.	4,331	246,477
Carrizo Oil & Gas Inc. (a)	5,168	134,316
Cheniere Energy Inc. (a)	10,794	437,913
Cimarex Energy Co.	17,100	739,746
Clayton Williams Energy Inc. (a)	1,449	59,293
Comstock Resources Inc. (a)	8,640	256,522

Crosstex Energy Inc.	1,519	117,647
Delta Petroleum Corp. (a)	8,827	185,544
Dril-Quip Inc. (a)	1,694	120,020
Edge Petroleum Corp. (a)	3,471	86,706
Encore Acquisition Co. (a)	11,791	365,521
Endeavour International Corp. (a)	11,356	33,046
Energy Partners Ltd. (a)	8,003	188,711
EXCO Resources Inc. (a)	9,100	114,023
Foundation Coal Holdings Inc.	5,245	215,779
Frontier Oil Corp.	12,530	743,656
FX Energy Inc. (a)	7,096	37,112
Gasco Energy Inc. (a)	19,984	111,910
Giant Industries Inc. (a)	2,997	208,411
Global Industries Ltd. (a)	19,859	287,757
Goodrich Petroleum Corp. (a)	2,044	55,188
Grey Wolf Inc. (a)	39,257	292,072
Gulf Island Fabrication Inc.	3,113	73,685
Gulfmark Offshore Inc. (a)	4,380	121,764
Hanover Compressor Co. (a)	19,822	369,086
Harvest Natural Resources Inc. (a)	7,632	74,183
Helix Energy Solutions Group Inc. (a)	17,300	655,670
Hercules Offshore Inc. (a)	2,000	68,020
Holly Corp.	4,966	368,080
Hornbeck Offshore Services Inc. (a)	3,134	113,043
Houston Exploration Co. (a)	5,934	312,722
Hydril (a)	4,859	378,759
Input/Output Inc. (a)	14,032	136,251
James River Coal Co. (a)	2,938	99,804
KCS Energy Inc. (a)	10,454	271,804
KFX Inc. (a)	15,351	279,388
Lone Star Technologies Inc. (a)	7,094	393,079
Lufkin Industries Inc.	3,582	198,586
Maritrans Inc.	3,592	87,753
Markwest Hydrocarbon Inc.	1,296	29,678
Maverick Tube Corp. (a)	9,152	484,964
McMoRan Exploration Co. (a)	4,748	84,704
Meridian Resource Corp. (a)	19,127	77,464
Newpark Resources Inc. (a)	17,257	141,507
NGP Capital Resources Co.	3,426	46,594
NS Group Inc. (a)	4,926	226,744
Oceaneering International Inc. (a)	5,392	308,962
Oil States International Inc. (a)	8,652	318,826
Pacific Ethanol Inc. (a)	700	15,113
Parallel Petroleum Corp. (a)	8,696	160,441
Parker Drilling Co. (a)	19,621	181,887
Penn Virginia Corp.	4,217	299,407
PetroHawk Energy Corp. (a)	13,360	183,032
Petroleum Development Corp. (a)	4,312	195,592
Petroquest Energy Inc. (a)	8,363	84,383
Pioneer Drilling Co. (a)	4,082	67,067
Remington Oil & Gas Corp. (a)	4,732	204,517
Resource America Inc.	3,210	63,943
Rosetta Resources Inc. (a)	7,799	140,070
RPC Inc.	4,933	112,719
SEACOR Holdings Inc. (a)	4,027	318,938
St. Mary Land & Exploration Co.	12,278	501,311
Stone Energy Corp. (a)	4,987	220,076
Superior Energy Services Inc. (a)	16,264	435,713
Superior Well Services Inc. (a)	800	23,256
Swift Energy Co. (a)	6,089	228,094
Syntroleum Corp. (a)	7,926	65,548
Tetra Technologies Inc. (a)	7,457	350,777
Todco (a)	9,912	390,632
Toreador Resources Corp. (a)	3,090	96,130
TransMontaigne Inc. (a)	7,334	71,947
Tri-Valley Corp. (a)	5,132	40,902
Union Drilling Inc. (a)	3,700	54,094
Universal Compression Holdings Inc. (a)	4,211	213,371
USEC Inc.	17,691	213,177
Veritas DGC Inc. (a)	7,260	329,531
W&T Offshore Inc.	2,728	109,966
W-H Energy Services Inc. (a)	6,057	269,476
Warren Resources Inc. (a)	5,946	88,595
Western Refining Inc.	3,900	84,318
Whiting Petroleum Corp. (a)	7,883	323,124
World Fuel Services Corp.	5,828	235,684

		19,369,568

FINANCIALS—20.11%
1st Source Corp.	2,298	68,894
21st Century Insurance Group	6,086	96,159
Aames Investment Corp.	8,130	46,178
Acadia Realty Trust	5,731	134,965
Accredited Home Lenders Holding Co. (a)	3,605	184,504
ACE Cash Express Inc. (a)	2,270	56,500
Advance America Cash Advance Centers Inc.	16,401	235,846
Advanta Corp.	4,026	148,439
Affirmative Insurance Holding Inc.	1,958	25,865
Affordable Residential Communities	5,715	60,008
Agree Realty Corp.	1,360	43,656
Alabama National Bancorporation	3,026	206,978
Alexander’s Inc. (a)	440	127,160
Alexandria Real Estate Equities Inc.	5,578	531,751
Alfa Corp.	6,219	106,594
Amcore Financial Inc.	5,421	171,412
American Campus Communities Inc.	4,076	105,609
American Equity Investment Life Holdings Co.	9,469	135,785
American Home Mortgage Investment Corp.	9,509	296,776
American Physicians Capital Inc. (a)	2,109	101,232
AmericanWest Bancorp (a)	3,663	96,960

Ameris Bancorp	2,230	51,870
Ames National Corp.	2,460	59,729
Anchor Bancorp Wisconsin Inc.	4,887	148,125
Anthracite Capital Inc.	10,355	113,698
Anworth Mortgage Asset Corp.	14,757	115,990
Apollo Investment Corp.	12,622	224,798
Arbor Realty Trust Inc.	4,256	114,869
Ares Capital Corp.	8,324	143,006
Argonaut Group Inc. (a)	6,843	243,269
Arrow Financial Corp.	2,007	54,992
Ashford Hospitality Trust Inc.	6,602	81,865
Asta Funding Inc.	2,147	71,409
Baldwin & Lyons Inc.	1,211	32,152
Banc Corp. (a)	2,518	29,838
BancFirst Corp.	1,448	63,133
BancorpSouth Inc.	15,991	383,944
BancTrust Financial Group Inc.	4,682	103,706
Bank Mutual Corp.	15,132	179,163
Bank of Granite Corp.	2,476	50,189
Bank of the Ozarks Inc.	2,518	91,907
BankAtlantic Bancorp Inc.	9,103	130,992
BankFinancial Corp. (a)	6,800	108,256
BankUnited Financial Corp.	6,085	164,538
Banner Corp.	2,323	78,982
Bedford Property Investors Inc.	4,193	112,917
Berkshire Hills Bancorp Inc.	2,196	76,728
Beverly Hills Bancorp Inc.	2,621	27,783
BFC Financial Corp. (a)	3,591	23,521
BioMed Realty Trust Inc.	11,351	336,444
BKF Capital Group Inc.	1,798	23,374
Boston Private Financial Holdings Inc.	8,851	299,075
Boykin Lodging Co. (a)	3,240	36,580
Brandywine Realty Trust	20,727	658,290
Bristol West Holdings Inc.	3,563	68,588
Brookline Bancorp Inc.	11,981	185,586
Calamos Asset Management Inc. Class A	5,051	188,907
Camden National Corp.	2,200	84,480
Capital City Bank Group Inc.	2,198	78,139
Capital Corp. of the West	1,829	67,161
Capital Crossing Bank (a)	1,043	33,230
Capital Lease Funding Inc.	8,456	93,777
Capital Southwest Corp.	532	50,806
Capital Trust Inc.	2,914	90,684
Capitol Bancorp Ltd.	2,622	122,579
Cardinal Financial Corp.	7,746	104,803
Cascade Bancorp	5,589	165,155
Cash America International Inc.	6,380	191,528
Cathay General Bancorp	10,999	414,002
Cedar Shopping Centers Inc.	7,575	119,988
Centennial Bank Holdings Inc. (a)	13,400	156,780
Center Financial Corp.	2,181	52,846
CentraCore Properties Trust	2,836	71,042
Central Pacific Financial Corp.	6,400	235,008
Ceres Group Inc. (a)	6,836	37,735
Charter Financial Corp.	504	19,182
CharterMac	8,293	168,348
Chemical Financial Corp.	5,407	174,700
Chittenden Corp.	10,102	292,655
Citizens & Northern Corp.	2,290	55,418
Citizens Banking Corp.	9,173	246,295
Citizens Inc. (a)	6,723	34,691
City Bank	3,236	150,603
City Holding Co.	3,671	135,056
Clark Inc.	3,990	47,122
CNA Surety Corp. (a)	2,949	49,337
Coastal Financial Corp.	6,612	90,981
CoBiz Inc.	2,804	57,762
Cohen & Steers Inc.	1,834	44,933
Colonial Properties Trust	9,785	490,522
Colony Bankcorp Inc.	1,057	23,296
Columbia Banking Systems Inc.	3,691	123,501
Columbia Equity Trust Inc.	1,100	19,338
Commercial Bankshares Inc.	831	29,318
Commercial Capital Bancorp Inc.	11,733	164,966
Commercial Net Lease Realty Inc.	10,101	235,353
Community Bancorp NV (a)	952	29,483
Community Bank System Inc.	6,887	153,787
Community Banks Inc.	4,838	137,689
Community Trust Bancorp Inc.	2,889	97,937
CompuCredit Corp. (a)	5,481	201,756
Consolidated-Tomoka Land Co.	1,442	89,591
Corporate Office Properties Trust	7,575	346,480
Corus Bankshares Inc.	4,979	295,952
Cousins Properties Inc.	9,538	318,855
Covanta Holding Corp. (a)	25,256	421,018
Crawford & Co.	4,776	28,656
CVB Financial Corp.	11,985	204,944
Deerfield Triarc Capital Corp.	2,700	36,423
Delphi Financial Group Inc.	6,079	313,859
Delta Financial Corp.	2,147	20,504
DiamondRock Hospitality Co.	4,655	64,286
Digital Realty Trust Inc.	1,900	53,523
Dime Community Bancshares	5,969	85,775
Direct General Corp.	4,424	75,252
Donegal Group Inc.	1,777	46,362
Doral Financial Corp.	17,640	203,742
EastGroup Properties Inc.	5,467	259,354
ECC Capital Corp.	12,752	19,383
Education Realty Trust Inc.	7,525	115,133
EMC Insurance Group Inc.	946	26,365
Encore Capital Group Inc. (a)	3,048	44,958
Enstar Group Inc. (a)	621	55,729
Enterprise Financial Services Corp.	1,476	40,428
Entertainment Properties Trust	5,900	247,682

Equity Inns Inc.	10,397	168,431
Equity Lifestyle Properties Inc.	4,191	208,502
Equity One Inc.	7,146	175,506
eSpeed Inc. (a)	4,901	39,061
EuroBancshares Inc. (a)	4,785	56,415
Extra Space Storage Inc.	11,508	197,823
Farmers Capital Bank Corp.	2,617	82,750
FBL Financial Group Inc.	2,898	99,836
Federal Agricultural Mortgage Corp. Class C	2,471	72,697
FelCor Lodging Trust Inc.	11,393	240,392
Fidelity Bankshares Inc.	5,972	200,838
Fieldstone Investment Corp.	10,792	127,346
Financial Federal Corp.	6,355	186,202
Financial Institutions Inc.	1,697	32,056
First Acceptance Corp. (a)	3,695	49,144
First Bancorp (North Carolina)	2,182	48,833
First BanCorp (Puerto Rico)	15,219	188,107
First Busey Corp.	2,579	54,417
First Cash Financial Services Inc. (a)	5,214	104,228
First Charter Corp.	6,028	148,892
First Citizens Bancshares Inc.	1,155	222,915
First Commonwealth Financial Corp.	14,321	209,946
First Community Bancorp (CA)	2,946	169,866
First Community Bancshares Inc.	1,951	62,393
First Defiance Financial Corp.	1,157	30,475
First Financial Bancorp	7,623	126,847
First Financial Bankshares Inc.	3,570	136,731
First Financial Corp. Indiana	2,599	77,450
First Financial Holdings Inc.	2,795	88,602
First Indiana Corp.	3,430	95,697
First Industrial Realty Trust Inc.	8,876	378,916
First Merchants Corp.	3,806	100,935
First Midwest Bancorp Inc.	12,441	454,967
First Niagara Financial Group Inc.	28,041	411,081
First Oak Brook Bancshares Inc.	1,171	31,324
First Place Financial Corp. Ohio	2,615	64,852
First Potomac Realty Trust	4,689	132,464
First Regional Bancorp (a)	471	41,980
First Republic Bank	4,983	188,457
First South Bancorp Inc.	909	34,424
First State Bancorporation	3,227	85,709
FirstFed Financial Corp. (a)	3,782	226,201
Flagstar Bancorp Inc.	6,494	98,059
Flushing Financial Corp.	3,367	58,788
FNB Corp. (PA)	11,479	196,291
FNB Corp. (VA)	1,295	44,004
FPIC Insurance Group Inc. (a)	2,196	83,009
Franklin Bank Corp. (a)	4,485	86,247
Fremont General Corp.	15,356	331,075
Frontier Financial Corp.	4,822	159,319
GAMCO Investors Inc.	1,825	72,909
GB&T Bancshares Inc.	2,432	54,355
Getty Realty Corp.	3,794	110,405
GFI Group Inc. (a)	1,939	100,653
Glacier Bancorp Inc.	8,108	251,753
Gladstone Capital Corp.	2,211	47,647
Gladstone Investment Corp.	3,000	45,300
Glenborough Realty Trust Inc.	7,475	162,581
Glimcher Realty Trust	8,270	234,868
GMH Communities Trust	5,683	66,150
Gold Banc Corp. Inc.	10,534	192,983
Government Properties Trust Inc.	5,621	53,624
Gramercy Capital Corp.	2,835	70,677
Great American Financial Resources Inc.	1,933	38,138
Great Southern Bancorp Inc.	1,882	54,352
Greater Bay Bancorp	11,301	313,490
Greene County Bancshares Inc.	2,596	75,829
Greenhill & Co. Inc.	2,749	181,736
Hancock Holding Co.	6,926	322,198
Hanmi Financial Corp.	7,930	143,216
Harbor Florida Bancshares Inc.	4,468	169,203
Harleysville Group Inc.	5,232	155,338
Harleysville National Corp.	5,993	136,281
Harris & Harris Group Inc. (a)	5,695	79,445
Heartland Financial USA Inc.	1,943	45,855
Heritage Commerce Corp.	2,304	57,600
Heritage Property Investment Trust	6,372	252,267
Hersha Hospitality Trust	3,925	38,426
Highland Hospitality Corp.	14,784	187,905
Highwoods Properties Inc.	12,169	410,460
Hilb Rogal & Hobbs Co.	7,008	288,870
Home Properties Inc.	6,783	346,611
HomeBanc Corp.	10,562	92,840
Horace Mann Educators Corp.	8,902	167,358
Horizon Financial Corp.	1,734	44,321
IBERIABANK Corp.	2,035	115,120
IMPAC Mortgage Holdings Inc.	15,885	153,131
Independent Bank Corp. (MA)	3,624	116,512
Independent Bank Corp. (MI)	4,588	130,529
Infinity Property & Casualty Corp.	4,658	194,425
Inland Real Estate Corp.	14,717	240,034
Innkeepers USA Trust	8,115	137,549
Integra Bank Corp.	2,955	67,551
Interchange Financial Services Corp.	3,269	62,111
IntercontinentalExchange Inc.	2,184	90,964
International Exchange Inc. (a)	4,600	317,630
Investment Technology Group Inc. (a)	9,071	451,736
Investors Bancorp Inc. (a)	11,600	161,704
Investors Real Estate Trust	8,304	79,220
Irwin Financial Corp.	4,549	87,932
ITLA Capital Corp.	1,110	53,524
James River Group Inc. (a)	2,000	53,840
JER Investors Trust Inc.	1,500	24,930
Jones Lang LaSalle Inc.	7,989	611,478

Kansas City Life Insurance Co.	1,495	76,604
Kearny Financial Corp.	3,806	52,256
Kilroy Realty Corp.	7,049	544,606
Kite Realty Group Trust	5,494	87,629
KMG America Corp. (a)	4,199	35,943
KNBT Bancorp Inc.	7,197	117,671
Knight Capital Group Inc. (a)	23,708	330,252
LaBranche & Co. Inc. (a)	11,499	181,799
Lakeland Bancorp Inc.	3,463	53,884
Lakeland Financial Corp.	1,066	49,836
LandAmerica Financial Group Inc.	3,903	264,819
LaSalle Hotel Properties	8,466	347,106
Lexington Corporate Properties Trust	9,882	206,040
LTC Properties Inc.	4,327	100,646
Luminent Mortgage Capital Inc.	12,064	97,839
Macatawa Bank Corp.	2,013	76,313
MAF Bancorp Inc.	7,350	321,709
Maguire Properties Inc.	8,237	300,650
Main Street Banks Inc.	3,276	84,783
MainSource Financial Group Inc.	2,249	42,506
MarketAxess Holdings Inc. (a)	4,696	56,493
Marlin Business Services Inc. (a)	1,229	27,161
MB Financial Inc.	4,627	163,796
MBT Financial Corp.	2,782	46,738
MCG Capital Corp.	12,958	182,837
Medical Properties Trust Inc.	1,200	12,960
Mercantile Bank Corp.	2,511	98,180
MeriStar Hospitality Corp. (a)	17,536	182,024
MFA Mortgage Investments Inc.	22,969	145,853
Mid-America Apartment Communities Inc.	5,204	284,919
Mid-State Bancshares	4,597	135,290
Midland Co.	2,093	73,213
Midwest Banc Holdings Inc.	2,545	66,017
MoneyGram International Inc.	20,100	617,472
MortgageIT Holdings Inc.	7,069	76,557
Nara Bancorp Inc.	5,984	105,019
NASB Financial Inc.	1,546	52,966
National Financial Partners Corp.	8,963	506,589
National Health Investors Inc.	4,801	121,945
National Interstate Corp.	800	17,400
National Penn Bancshares Inc.	8,533	181,582
National Western Life Insurance Co. (a)	422	98,026
Nationwide Health Properties Inc.	15,829	340,323
Navigators Group Inc. (a)	2,646	131,242
NBC Capital Corp.	2,109	48,359
NBT Bancorp Inc.	6,775	157,519
Netbank Inc.	9,193	66,557
NewAlliance Bancshares Inc.	23,606	340,635
Newcastle Investment Corp.	9,414	225,183
Newkirk Realty Trust Inc.	3,300	59,697
Northern Empire Bancshares (a)	1,555	39,264
NorthStar Realty Finance Corp.	3,711	40,635
Northwest Bancorp Inc.	3,737	92,528
Novastar Financial Inc.	6,914	231,204
OceanFirst Financial Corp.	2,205	54,023
Ocwen Financial Corp. (a)	7,912	80,861
Odyssey Re Holdings Corp.	2,446	53,078
Ohio Casualty Corp.	12,759	404,460
Old National Bancorp	15,287	330,811
Old Second Bancorp Inc.	2,604	85,489
Omega Financial Corp.	2,412	81,670
Omega Healthcare Investors Inc.	10,057	140,999
Opteum Inc.	7,614	65,176
optionsXpress Holdings Inc.	5,970	173,608
Oriental Financial Group Inc.	4,868	70,343
Pacific Capital Bancorp	11,063	374,372
Park National Corp.	2,654	282,651
Partners Trust Financial Group Inc.	9,712	115,767
Peapack Gladstone Financial Corp.	1,749	44,792
Pennfed Financial Services Inc.	2,346	44,973
Pennsylvania Commerce Bancorp Inc. (a)	826	24,904
Pennsylvania Real Estate Investment Trust	7,731	340,164
Peoples Bancorp Inc.	2,010	60,300
PFF Bancorp Inc.	4,749	160,089
Phoenix Co. Inc.	22,803	371,689
Pinnacle Financial Partners Inc. (a)	1,414	38,800
Piper Jaffray Co. (a)	5,199	285,945
Placer Sierra Bancshares	1,252	35,745
PMA Capital Corp. (a)	6,163	62,739
Post Properties Inc.	8,990	400,055
Potlatch Corp.	7,447	319,029
Premierwest Bancorp	4,381	81,049
Presidential Life Corp.	4,357	110,711
PrivateBancorp Inc.	3,508	145,547
ProAssurance Corp. (a)	6,193	322,036
Prosperity Bancshares Inc.	6,196	187,181
Provident Bankshares Corp.	6,789	247,459
Provident Financial Services Inc.	16,266	294,415
Provident New York Bancorp	8,070	104,668
PS Business Parks Inc.	4,191	234,361
QC Holdings, Inc. (a)	800	10,104
R&G Financial Corp. Class B	6,599	83,543
RAIT Investment Trust	5,525	156,026
Ramco-Gershenson Properties Trust	4,218	127,679
Redwood Trust Inc.	3,834	166,089
Renasant Corp.	2,411	89,062
Republic Bancorp Inc.	15,383	185,211
Republic Bancorp Inc. (Kentucky)	1,380	28,042
Republic Companies Group Inc.	2,600	45,136
Republic Property Trust	3,100	36,487
RLI Corp.	4,938	282,947

Rockville Financial Inc. (a)	457	6,549
S&T Bancorp Inc.	5,617	205,470
Safety Insurance Group Inc.	3,428	156,522
Sanders Morris Harris Group Inc.	2,475	39,699
Sandy Spring Bancorp Inc.	2,794	106,144
Santander BanCorp	1,715	43,561
Saul Centers Inc.	2,948	129,447
Saxon Capital Inc.	11,245	117,398
SCBT Financial Corp.	1,814	63,635
SeaBright Insurance Holdings (a)	1,300	22,646
Seacoast Banking Corp. of Florida	2,111	61,451
Security Bank Corp. (Georgia)	1,835	46,370
Selective Insurance Group Inc.	6,301	333,953
Senior Housing Properties Trust	11,746	212,603
Signature Bank (a)	3,041	99,106
Simmons First National Corp.	2,790	83,030
Sizeler Property Investors Inc.	3,189	47,070
Sound Federal Bancorp Inc.	1,771	36,465
Southside Bancshares Inc.	1,893	38,295
Southwest Bancorp Inc.	4,155	92,407
Sovran Self Storage Inc.	3,973	219,310
Spirit Finance Corp.	13,044	159,137
State Auto Financial Corp.	2,746	92,568
State Bancorp Inc.	2,416	36,941
Sterling Bancorp NY	4,708	96,985
Sterling Bancshares Inc. TX	8,862	159,959
Sterling Financial Corp. PA	5,009	109,397
Sterling Financial Corp. WA	8,223	238,467
Stewart Information Services Corp.	3,891	183,188
Stifel Financial Corp. (a)	1,788	78,082
Strategic Hotels & Resorts Inc.	12,993	302,477
Suffolk Bancorp	2,093	72,627
Summit Bancshares Inc./TX	1,885	36,324
Summit Financial Group Inc.	1,517	30,552
Sun Bancorp Inc. (New Jersey) (a)	2,379	46,391
Sun Communities Inc.	4,568	161,479
Sunstone Hotel Investors Inc.	8,112	235,005
Susquehanna Bancshares Inc.	10,183	262,416
SVB Financial Group (a)	8,802	466,946
SWS Group Inc.	3,665	95,840
SY Bancorp Inc.	2,938	77,622
Tanger Factory Outlet Centers Inc.	6,525	224,525
Taubman Centers Inc.	12,618	525,792
Taylor Capital Group Inc.	1,789	70,111
Technology Investment Capital Corp.	2,182	31,726
Tejon Ranch Co. (a)	1,883	92,022
Texas Capital Bancshares Inc. (a)	4,480	107,520
Texas Regional Bancshares Inc.	9,406	277,383
The Bancorp Inc. (a)	1,678	41,195
The Nasdaq Stock Market Inc. (a)	11,859	474,834
TierOne Corp.	4,419	150,025
Tompkins Trustco Inc.	2,212	106,508
Tower Group Inc.	3,391	78,332
Town & Country Trust	4,799	194,791
TradeStation Group Inc. (a)	4,802	66,364
Trammell Crow Co. (a)	7,593	270,766
Triad Guaranty Inc. (a)	2,194	102,899
Trico Bancshares	2,292	64,909
Trustco Bank Corp. NY	15,010	182,672
Trustmark Corp.	9,759	308,775
Trustreet Properties Inc.	15,817	240,260
U-Store-It Trust	9,181	184,997
UCBH Holdings Inc.	21,779	412,059
UICI	7,622	281,938
UMB Financial Corp.	3,645	255,988
Umpqua Holdings Corp.	11,466	326,781
Union Bankshares Corp.	1,709	78,118
United Bankshares Inc.	7,959	304,591
United Community Banks Inc.	6,255	176,078
United Community Financial Corp.	5,193	62,939
United Fire & Casualty Co.	4,392	144,497
United PanAm Financial Corp. (a)	960	29,664
United Security Bancshares Inc.	1,632	43,721
Universal American Financial Corp. (a)	6,956	107,122
Universal Health Realty Income Trust	3,155	115,252
Univest Corp. of Pennsylvania	2,236	56,929
Urstadt Biddle Properties Inc.	4,604	82,872
USB Holding Co. Inc.	2,998	68,774
USI Holdings Corp. (a)	9,160	147,751
Vineyard National Bancorp	2,756	80,751
Virginia Commerce Bancorp (a)	1,759	63,236
Virginia Financial Group Inc.	1,345	53,827
W Holding Co. Inc.	27,243	214,402
Waddell & Reed Financial Inc.	16,418	379,256
Washington Real Estate Investment Trust	9,002	326,953
Washington Trust Bancorp Inc.	2,456	68,940
WesBanco Inc.	4,714	154,666
West Bancorporation Inc.	3,253	64,507
West Coast Bancorp (Oregon)	3,260	91,117
Westamerica Bancorporation	8,283	430,053
Western Alliance Bancorp (a)	100	3,715
Western Sierra Bancorp	1,441	65,335
Westfield Financial Inc.	2,003	49,474
Wilshire Bancorp Inc.	3,218	59,823
Winston Hotels Inc.	8,807	100,136
Wintrust Financial Corp.	6,086	354,023
World Acceptance Corp. (a)	4,081	111,819
WSFS Financial Corp.	1,335	83,878
Yardville National Bancorp	1,841	67,749
Zenith National Insurance Corp.	4,998	240,554

		62,342,161

HEALTH CARE—11.90%
Aastrom Biosciences Inc. (a)	21,005	42,640

Abaxis Inc. (a)	4,121	93,464
Abgenix Inc. (a)	19,388	436,230
Abiomed Inc. (a)	3,901	50,323
Acadia Pharmaceuticals Inc. (a)	3,334	53,277
Adams Respiratory Therapeutics Inc. (a)	2,200	87,494
Adeza Biomedical Corp. (a)	1,900	40,147
Adolor Corp. (a)	8,563	203,799
Albany Molecular Research Inc. (a)	5,323	54,082
Alexion Pharmaceuticals Inc. (a)	7,268	257,433
Align Technology Inc. (a)	12,639	115,900
Alkermes Inc. (a)	21,249	468,540
Alliance Imaging Inc. (a)	4,642	29,894
Allied Healthcare International Inc. (a)	6,192	30,031
Allscripts Healthcare Solution Inc. (a)	7,132	130,587
Alpharma Inc.	9,181	246,234
Amedisys Inc. (a)	3,124	108,559
America Service Group Inc. (a)	5,015	65,345
American Dental Partners Inc. (a)	2,383	32,171
American Medical Systems Holdings Inc. (a)	16,307	366,907
American Retirement Corp. (a)	5,889	150,876
AMICAS Inc. (a)	8,793	41,503
AMN Healthcare Services Inc. (a)	3,095	57,938
Amsurg Corp. (a)	7,704	174,804
Amylin Pharmaceuticals Inc. (a)	24,567	1,202,555
Analogic Corp.	3,706	245,337
Andrx Corp. (a)	15,467	367,187
AngioDynamics Inc. (a)	400	12,024
Antigenics Inc. (a)	5,738	15,722
Applera Corp. - Celera Genomics Group (a)	18,097	211,554
Apria Healthcare Group Inc. (a)	10,276	236,142
Arena Pharmaceuticals Inc. (a)	10,058	182,150
Ariad Pharmaceuticals Inc. (a)	11,644	76,618
Arqule Inc. (a)	6,573	37,729
Array Biopharma Inc. (a)	6,478	59,209
Arrow International Inc.	5,673	185,337
Arthrocare Corp. (a)	5,373	256,937
Aspect Medical Systems Inc. (a)	3,362	92,253
Atherogenics Inc. (a)	8,395	137,006
AVANIR Pharmaceuticals (a)	5,584	81,638
Barrier Therapeutics Inc. (a)	3,005	29,088
Bentley Pharmaceuticals Inc. (a)	3,815	50,167
Bio-Rad Laboratories Inc. (a)	3,596	224,211
Bio-Reference Labs Inc. (a)	2,046	36,910
Bioenvision Inc. (a)	8,333	59,414
BioMarin Pharmaceutical Inc. (a)	20,143	270,319
BioScrip Inc. (a)	7,933	57,197
Biosite Inc. (a)	3,464	179,886
Brookdale Senior Living Inc.	2,400	90,600
Bruker BioSciences Corp. (a)	7,813	42,190
Caliper Life Sciences Inc. (a)	9,617	61,549
Candela Corp. (a)	4,684	101,174
Cantel Medical Corp. (a)	2,642	43,302
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	26,962
Cell Genesys Inc. (a)	12,614	100,660
Cell Therapeutics Inc. (a)	13,106	25,032
Centene Corp. (a)	9,109	265,710
Cepheid Inc. (a)	8,630	79,051
Chemed Corp.	5,312	315,214
CNS Inc.	2,918	62,854
Coley Pharmaceutical Group Inc. (a)	2,500	37,875
Computer Programs & Systems Inc.	2,284	114,200
Conmed Corp. (a)	7,529	144,180
Connetics Corp. (a)	7,433	125,841
Conor Medsystems Inc. (a)	1,863	54,772
Corvel Corp. (a)	1,270	27,965
Cotherix Inc. (a)	3,061	27,978
Cross Country Healthcare Inc. (a)	6,789	131,435
Cubist Pharmaceuticals Inc. (a)	11,766	270,265
CuraGen Corp. (a)	9,887	49,534
Curis Inc. (a)	10,493	24,973
CV Therapeutics Inc. (a)	9,502	209,804
Cyberonics Inc. (a)	4,576	117,924
Cypress Bioscience Inc. (a)	6,601	41,586
Datascope Inc.	2,437	96,408
deCODE genetics Inc. (a)	11,203	97,130
Dendreon Corp. (a)	18,855	88,807
Dendrite International Inc. (a)	9,003	122,891
DexCom Inc. (a)	1,900	38,513
Diagnostic Products Corp.	4,970	236,721
Digene Corp. (a)	3,624	141,698
Dionex Corp. (a)	4,498	276,537
Discovery Laboratories Inc. (a)	15,502	113,630
Diversa Corp. (a)	4,803	43,755
DJ Orthopedics Inc. (a)	4,702	186,952
Dov Pharmaceutical Inc. (a)	6,249	99,859
Durect Corp. (a)	8,148	51,821
DUSA Pharmaceuticals Inc. (a)	3,498	24,696
Eclipsys Corp. (a)	8,021	189,376
Emageon Inc. (a)	4,637	78,783
Encore Medical Corp. (a)	15,588	79,811
Encysive Pharmaceuticals Inc. (a)	11,958	58,475
Enzo Biochem Inc. (a)	5,661	76,424
Enzon Pharmaceuticals Inc. (a)	9,015	73,021
EPIX Pharmaceutical Inc. (a)	5,025	17,588
eResearch Technology Inc. (a)	10,937	157,383
ev3 Inc. (a)	2,800	49,588
Exelixis Inc. (a)	20,415	245,184
First Horizon Pharmaceutical Corp. (a)	5,679	143,168
Foxhollow Technologies Inc. (a)	3,121	95,347
Genesis HealthCare Corp. (a)	4,197	184,416

Genitope Corp. (a)	4,911	42,726
Genomic Health Inc. (a)	1,000	10,370
Gentiva Health Services Inc. (a)	6,726	122,480
Geron Corp. (a)	15,473	128,581
Greatbatch Inc. (a)	4,656	102,013
GTx Inc. (a)	1,572	17,166
Haemonetics Corp. (a)	4,897	248,621
HealthExtras Inc. (a)	4,591	162,062
Healthspring Inc. (a)	2,700	50,247
HealthTronics Inc. (a)	6,972	57,658
Healthways Inc. (a)	7,170	365,240
Hi-Tech Pharmacal Co. Inc. (a)	1,608	45,346
Hologic Inc. (a)	9,936	549,958
Hooper Holmes Inc.	14,239	41,151
Horizon Health Corp. (a)	2,132	42,214
Human Genome Sciences Inc. (a)	31,190	339,035
I-Flow Corp. (a)	4,102	54,639
ICOS Corp. (a)	15,051	331,875
ICU Medical Inc. (a)	3,732	135,061
Idenix Pharmaceuticals Inc. (a)	3,269	44,360
Illumina Inc. (a)	7,436	176,605
Immucor Inc. (a)	10,757	308,618
Immunogen Inc. (a)	8,543	37,077
Incyte Corp. (a)	16,954	102,063
Inspire Pharmaceuticals Inc. (a)	8,639	45,182
Integra LifeSciences Holdings Corp. (a)	4,527	185,516
Intermagnetics General Corp. (a)	10,542	264,077
InterMune Inc. (a)	6,089	112,890
IntraLase Corp. (a)	2,658	61,666
Introgen Therapeutics Inc. (a)	3,769	20,013
Intuitive Surgical Inc. (a)	7,812	921,816
Invacare Corp.	6,904	214,438
Inverness Medical Innovations Inc. (a)	4,597	132,072
IRIS International Inc. (a)	3,416	53,392
Isis Pharmaceuticals Inc. (a)	19,202	173,010
ISTA Pharmaceuticals Inc. (a)	2,725	17,304
Kensey Nash Corp. (a)	1,900	54,340
Keryx Biopharmaceuticals Inc. (a)	5,723	109,367
Kindred Healthcare Inc. (a)	6,385	160,583
KV Pharmaceutical Co. (a)	7,980	192,478
Kyphon Inc. (a)	6,397	237,968
Laserscope (a)	4,321	102,192
LCA-Vision Inc.	4,305	215,724
Lexicon Genetics Inc. (a)	13,560	75,122
LHC Group Inc. (a)	800	12,800
Lifecell Corp. (a)	6,730	151,761
Luminex Corp. (a)	5,338	79,323
Magellan Health Services Inc. (a)	5,953	240,918
MannKind Corp. (a)	4,655	95,148
Marshall Edwards Inc. (a)	600	3,348
Martek Biosciences Corp. (a)	7,037	231,025
Matria Healthcare Inc. (a)	5,178	196,557
Maxygen Inc. (a)	5,179	42,882
Medarex Inc. (a)	26,300	347,686
Medcath Corp. (a)	1,456	27,839
Medicines Co. (a)	10,810	222,362
Medicis Pharmaceutical Corp.	11,235	366,261
Mentor Corp.	7,713	349,476
Merge Technologies Inc. (a)	4,877	77,886
Meridian Bioscience Inc.	4,872	131,447
Merit Medical Systems Inc. (a)	5,497	66,019
MGI Pharma Inc. (a)	17,797	311,447
Molecular Devices Corp. (a)	3,464	114,866
Molina Healthcare Inc. (a)	2,529	84,646
Momenta Pharmaceuticals Inc. (a)	2,211	43,468
Monogram Biosciences Inc. (a)	25,043	46,079
MWI Veterinary Supply Inc. (a)	1,800	59,220
Myogen Inc. (a)	4,721	171,042
Myriad Genetics Inc. (a)	8,570	223,591
Nabi Biopharmaceuticals (a)	12,111	68,306
Nanogen Inc. (a)	11,343	34,256
Nastech Pharmaceutical Co. Inc. (a)	5,743	103,374
National Healthcare Corp.	1,573	63,046
Nektar Therapeutics (a)	18,299	372,934
Neopharm Inc. (a)	3,902	32,621
Neurocrine Biosciences Inc. (a)	8,138	525,227
Neurogen Corp. (a)	4,676	28,944
Neurometrix Inc. (a)	1,174	45,716
New River Pharmaceuticals Inc. (a)	2,516	83,556
NitroMed Inc. (a)	4,228	35,515
Northfield Laboratories Inc. (a)	4,852	48,520
Noven Pharmaceuticals Inc. (a)	4,841	87,186
NPS Pharmaceuticals Inc. (a)	11,621	99,243
NuVasive Inc. (a)	3,122	58,850
Nuvelo Inc. (a)	10,521	187,484
NxStage Medical Inc. (a)	600	7,698
Occulogix Inc. (a)	3,138	10,826
Odyssey HealthCare Inc. (a)	7,813	134,462
Onyx Pharmaceuticals Inc. (a)	8,827	231,797
Option Care Inc.	6,670	94,314
OraSure Technologies Inc. (a)	9,275	95,532
Orchid Cellmark Inc. (a)	5,062	29,056
Owens & Minor Inc.	8,665	283,952
Pain Therapeutics Inc. (a)	5,959	64,774
PainCare Holdings Inc. (a)	8,897	16,993
Palomar Medical Technologies Inc. (a)	3,479	116,373
Par Pharmaceutical Cos Inc. (a)	7,521	211,942
Parexel International Corp. (a)	5,567	147,191
Parkway Properties Inc.	3,645	159,214
Pediatrix Medical Group Inc. (a)	5,416	555,898
Penwest Pharmaceutical Co. (a)	4,749	103,006
Per-Se Technologies Inc. (a)	7,015	187,020
Pharmion Corp. (a)	5,571	100,389
Phase Forward Inc. (a)	4,407	49,094
PolyMedica Corp.	5,688	240,944
Pozen Inc. (a)	5,499	91,833

PRA International (a)	2,733	67,751
Progenics Pharmaceuticals Inc. (a)	4,339	114,940
PSS World Medical Inc. (a)	13,233	255,265
Psychiatric Solutions Inc. (a)	12,074	400,012
Radiation Therapy Services Inc. (a)	2,242	57,193
Regeneron Pharmaceutical Inc. (a)	8,282	137,730
RehabCare Group Inc. (a)	3,594	67,747
Renovis Inc. (a)	5,970	127,280
Res-Care Inc. (a)	4,088	75,137
Rigel Pharmaceuticals Inc. (a)	5,499	63,184
Salix Pharmaceuticals Ltd. (a)	10,875	179,546
Savient Pharmaceuticals Inc. (a)	12,578	67,041
Seattle Genetics Inc. (a)	6,728	34,716
Serologicals Corp. (a)	7,599	185,872
SFBC International Inc. (a)	3,995	97,398
Somanetics Corp. (a)	3,180	70,214
SonoSite Inc. (a)	3,369	136,916
StemCells Inc. (a)	17,898	64,075
Stereotaxis Inc. (a)	3,035	38,271
STERIS Corp.	14,404	355,491
Sunrise Senior Living Inc. (a)	8,064	314,254
SuperGen Inc. (a)	11,834	67,217
SurModics Inc. (a)	4,000	141,440
Sybron Dental Specialties Inc. (a)	8,203	338,292
Symbion Inc. (a)	4,805	108,833
Symmetry Medical Inc. (a)	1,708	36,227
Tanox Inc. (a)	5,339	103,683
Telik Inc. (a)	11,423	221,149
Tercica Inc. (a)	2,209	14,800
ThermoGenesis Corp. (a)	17,548	71,069
Thoratec Corp. (a)	11,630	224,110
Threshold Pharmaceuticals Inc. (a)	1,000	14,990
Trimeris Inc. (a)	3,664	49,501
TriPath Imaging Inc. (a)	6,116	42,690
TriZetto Group Inc. (a)	10,772	189,479
United Surgical Partners International Inc. (a)	10,239	362,563
United Therapeutics Corp. (a)	4,905	325,103
US Physical Therapy Inc. (a)	2,423	41,458
Varian Inc. (a)	7,335	302,055
Ventana Medical Systems Inc. (a)	7,496	313,108
Ventiv Health Inc. (a)	5,756	191,214
Vertex Pharmaceuticals Inc. (a)	23,928	875,526
Viasys Healthcare Inc. (a)	6,734	202,559
VistaCare Inc. Class A (a)	2,671	41,401
Vital Images Inc. (a)	3,490	118,939
Vital Signs Inc.	1,124	61,741
WebMD Health Corp. (a)	1,500	62,460
WellCare Health Plans Inc. (a)	3,990	181,306
West Pharmaceutical Services Inc.	6,349	220,437
Wright Medical Group Inc. (a)	6,145	121,364
Xenoport Inc. (a)	800	18,112
Young Innovations Inc.	989	36,118
Zoll Medical Corp. (a)	2,133	56,183
ZymoGenetics Inc. (a)	6,895	149,070

		36,888,109

INDUSTRIALS—15.48%
3D Systems Corp. (a)	2,472	52,827
Aaon Inc. (a)	1,688	40,360
AAR Corp. (a)	8,103	230,773
ABM Industries Inc.	8,235	157,865
ABX Air Inc. (a)	12,011	81,795
Accuride Corp. (a)	2,167	24,921
Actuant Corp. Class A	5,850	358,137
Acuity Brands Inc.	9,762	390,480
Administaff Inc.	4,499	244,566
Advisory Board Co. (a)	4,178	233,007
AGCO Corp. (a)	19,092	395,968
Airtran Holdings Inc. (a)	17,667	319,949
Alamo Group Inc.	1,211	26,812
Alaska Air Group Inc. (a)	7,417	262,933
Albany International Corp. Class A	6,551	249,528
Amerco Inc. (a)	2,088	206,649
American Ecology Corp.	3,846	78,381
American Railcar Industries Inc.	1,700	59,619
American Reprographics Co. (a)	2,621	90,922
American Science & Engineering Inc. (a)	1,681	157,005
American Superconductor Corp. (a)	6,450	73,208
American Woodmark Corp.	2,270	80,585
Ameron International Corp.	2,352	172,237
Angelica Corp.	2,279	46,765
AO Smith Corp.	3,729	196,891
Apogee Enterprises Inc.	7,736	130,584
Applied Industrial Technologies Inc.	6,233	277,992
Applied Signal Technology Inc.	2,502	49,615
ARGON ST Inc. (a)	1,763	59,113
Arkansas Best Corp.	4,490	175,649
Armor Holdings Inc. (a)	7,133	415,783
Artesyn Technologies Inc. (a)	7,609	83,319
Asset Acceptance Capital Corp. (a)	2,099	40,868
Astec Industries Inc. (a)	3,414	122,563
ASV Inc. (a)	3,574	115,154
Aviall Inc. (a)	8,189	311,837
Badger Meter Inc.	1,115	63,533
Baldor Electric Co.	6,997	236,988
Banta Corp.	5,410	281,212
Barnes Group Inc.	3,872	156,816
BE Aerospace Inc. (a)	16,394	411,817
Beacon Roofing Supply Inc. (a)	3,457	140,492
BlueLinx Holdings Inc.	2,335	37,360
Bowne & Co. Inc.	7,365	122,775
Brady Corp.	10,279	385,051

Briggs & Stratton Corp.	10,880	384,826
Bucyrus International Inc. Class A	7,521	362,437
Builders Firstsource Inc. (a)	1,300	29,523
C&D Technologies Inc.	6,089	56,262
Cascade Corp.	2,662	140,687
Casella Waste Systems Inc. (a)	3,945	56,058
CBIZ Inc. (a)	12,236	97,888
CDI Corp.	3,305	95,085
Central Parking Corp.	3,661	58,576
Cenveo Inc. (a)	10,071	166,977
Ceradyne Inc. (a)	5,420	270,458
CIRCOR International Inc.	3,721	108,653
Clarcor Inc.	10,667	379,745
Clean Harbors Inc. (a)	4,335	128,619
Coinstar Inc. (a)	5,368	139,085
Color Kinetics Inc. (a)	2,947	62,417
Comfort Systems USA Inc.	7,873	106,286
Commercial Vehicle Group Inc. (a)	4,159	79,894
CompX International Inc.	818	13,211
COMSYS IT Partners Inc. (a)	2,545	27,715
Consolidated Graphics Inc. (a)	2,701	140,776
Continental Airlines Inc. (a)	18,620	500,878
Corrections Corp. of America (a)	8,736	394,867
CoStar Group Inc. (a)	4,288	222,504
Covenant Transport Inc. (a)	1,737	25,360
CRA International Inc. (a)	2,415	118,963
Crane Co.	11,365	466,079
Cubic Corp.	3,065	73,376
Curtiss-Wright Corp.	4,714	312,067
DeVry Inc. (a)	12,259	279,137
DHB Industries Inc. (a)	5,546	26,510
DiamondCluster International Inc. (a)	6,359	68,041
Dollar Thrifty Automotive Group Inc. (a)	5,712	259,325
DRS Technologies Inc.	8,618	472,870
Duratek Inc. (a)	2,882	63,116
Dycom Industries Inc. (a)	8,933	189,826
Dynamex Inc. (a)	5,104	98,609
Dynamic Materials Corp.	1,854	66,077
EDO Corp.	4,564	140,799
EGL Inc. (a)	7,081	318,645
Electro Rent Corp. (a)	3,606	61,302
ElkCorp	4,211	142,121
EMCOR Group Inc. (a)	7,306	362,816
Encore Wire Corp. (a)	3,295	111,635
Energy Conversion Devices Inc. (a)	5,514	271,179
EnerSys (a)	10,023	138,317
Ennis Inc.	7,232	141,024
EnPro Industries Inc. (a)	4,648	159,426
ESCO Technologies Inc. (a)	5,210	263,887
Essex Corp. (a)	3,532	77,775
Esterline Technologies Corp. (a)	5,548	237,177
Evergreen Solar Inc. (a)	8,070	124,278
Exponent Inc. (a)	1,563	49,469
ExpressJet Holdings Inc. (a)	11,911	88,618
Federal Signal Corp.	10,434	193,029
First Advantage Corp. Class A (a)	2,601	62,892
Flanders Corp. (a)	2,643	30,870
Florida East Coast Industries Inc.	7,066	380,857
Flowserve Corp. (a)	12,160	709,414
Forward Air Corp.	6,908	257,599
Franklin Electric Co. Inc.	5,698	311,396
Freightcar America Inc.	2,060	131,016
Frontier Airlines Inc. (a)	8,626	66,420
Frozen Food Express Industries (a)	3,207	33,513
FTI Consulting Inc. (a)	8,962	255,686
FuelCell Energy Inc. (a)	9,710	111,374
G&K Services Inc. Class A	4,280	182,071
Gardner Denver Inc. (a)	5,784	377,117
GATX Corp.	10,098	416,946
Gehl Co. (a)	3,279	108,600
GenCorp Inc. (a)	11,026	226,584
General Cable Corp. (a)	11,422	346,429
Genesee & Wyoming Inc. (a)	7,288	223,596
Genlyte Group Inc. (a)	5,044	343,698
Geo Group Inc. (a)	2,360	78,682
Global Cash Access Inc. (a)	3,700	64,824
Global Power Equipment Group Inc. (a)	7,258	27,943
GrafTech International Ltd. (a)	20,027	122,165
Granite Construction Inc.	8,405	409,155
Greenbrier Companies Inc.	1,507	60,355
Griffon Corp. (a)	6,097	151,449
H&E Equipment Services Inc. (a)	1,700	49,504
Healthcare Services Group Inc.	6,994	149,392
Heartland Express Inc.	9,845	214,523
Heico Corp.	4,678	148,246
Heidrick & Struggles International Inc. (a)	4,612	167,323
Herley Industries Inc. (a)	4,580	95,630
Hexcel Corp. (a)	17,574	386,101
Horizon Lines Inc.	2,400	31,104
Hub Group Inc. (a)	4,187	190,843
Hudson Highland Group Inc. (a)	5,246	99,359
Huron Consulting Group Inc. (a)	1,336	40,467
Huttig Building Products Inc. (a)	2,741	25,519
IHS Inc. Class A (a)	3,300	90,255
II-VI Inc. (a)	4,798	86,796
IKON Office Solutions Inc.	23,789	338,993
Infrasource Services Inc. (a)	3,004	51,699
Innovative Solutions & Support Inc. (a)	2,716	35,308
Insituform Technologies Inc. (a)	6,256	166,410
Interline Brands Inc. (a)	3,239	81,720
Interpool Inc.	1,554	31,391
Ionatron Inc. (a)	5,295	71,535
Jackson Hewitt Tax Service Inc.	7,692	242,913
Jacuzzi Brands Inc. (a)	15,590	153,250
JLG Industries Inc.	22,542	694,068

John H Harland Co.	5,490	215,757
K&F Industries Holdings Inc. (a)	3,100	51,460
Kadant Inc. (a)	2,958	67,147
Kaman Corp.	5,646	142,053
Kansas City Southern (a)	17,772	438,968
Kaydon Corp.	6,432	259,596
Kelly Services Inc. Class A	4,016	109,115
Kenexa Corp. (a)	900	27,675
Kennametal Inc.	8,169	499,453
Kforce Inc. (a)	6,526	83,207
Kirby Corp. (a)	4,676	318,482
Knight Transportation Inc.	11,796	232,971
Knoll Inc.	2,044	43,578
Korn/Ferry International (a)	7,533	153,598
LaBarge Inc. (a)	2,082	31,126
Labor Ready Inc. (a)	11,310	270,874
Lawson Products Inc.	881	36,068
Layne Christensen Co. (a)	1,926	64,560
Learning Tree International Inc. (a)	1,775	21,513
LECG Corp. (a)	3,328	64,131
Lennox International Inc.	12,424	370,981
Lincoln Electric Holdings Inc.	8,327	449,575
Lindsay Manufacturing Co.	2,998	81,216
LSI Industries Inc.	5,590	95,254
M & F Worldwide Corp. (a)	2,264	32,330
MAIR Holdings Inc. (a)	2,313	10,825
Manitowoc Inc.	6,496	592,110
Marten Transport Ltd. (a)	3,159	57,146
MasTec Inc. (a)	5,781	81,917
McGrath Rentcorp	4,140	124,448
Medis Technologies Ltd. (a)	2,994	69,850
Mercury Computer Systems Inc. (a)	4,370	70,794
Mesa Air Group Inc. (a)	6,085	69,612
Middleby Corp. (a)	1,217	101,887
Mine Safety Appliances Co.	5,918	248,556
Mobile Mini Inc. (a)	7,894	244,082
Moog Inc. (a)	8,043	285,446
MTC Technologies Inc. (a)	2,214	61,970
Mueller Industries Inc.	7,811	278,775
NACCO Industries Inc.	1,036	159,503
Navigant Consulting Inc. (a)	10,648	227,335
NCI Building Systems Inc. (a)	4,732	282,832
NCO Group Inc. (a)	7,213	171,309
Nordson Corp.	5,872	292,778
Nuco2 Inc. (a)	3,261	103,504
Odyssey Marine Exploration Inc. (a)	7,616	27,951
Old Dominion Freight Line Inc. (a)	6,075	163,721
Orbital Sciences Corp. (a)	11,766	186,138
Pacer International Inc.	8,005	261,603
Perini Corp. (a)	5,418	164,545
PHH Corp. (a)	11,802	315,113
PICO Holdings Inc. (a)	1,747	57,459
Pike Electric Corp. (a)	3,800	79,838
Pinnacle Airlines Corp. (a)	3,894	25,934
Plug Power Inc. (a)	10,783	53,915
Portfolio Recovery Associates Inc. (a)	3,383	158,426
Powell Industries Inc. (a)	1,335	29,076
Power-One Inc. (a)	16,208	116,698
PRG-Schultz International Inc. (a)	8,307	5,066
Quanta Services Inc. (a)	27,215	435,984
RailAmerica Inc. (a)	7,536	80,334
Raven Industries Inc.	4,192	163,949
RBC Bearings Inc. (a)	3,500	71,750
Regal-Beloit Corp.	5,522	233,415
Republic Airways Holdings Inc. (a)	4,532	67,119
Resources Connection Inc. (a)	10,483	261,132
Robbins & Myers Inc.	3,329	71,906
Rollins Inc.	5,995	121,339
Rush Enterprises Inc. Class A (a)	4,212	74,047
Schawk Inc.	2,582	67,158
School Specialty Inc. (a)	5,064	174,708
SCS Transportation Inc. (a)	4,535	132,014
Sequa Corp. (a)	1,571	153,644
Shaw Group Inc. (a)	17,811	541,454
Simpson Manufacturing Co. Inc.	8,057	348,868
SIRVA Inc. (a)	5,803	49,500
Skywest Inc.	12,221	357,709
Sourcecorp (a)	3,544	85,446
Spherion Corp. (a)	12,793	133,047
Standard Register Co.	3,596	55,738
Standex International Corp.	2,827	89,503
Stewart & Stevenson Services Inc.	6,304	229,970
Sun Hydraulics Corp.	2,759	58,987
Sypris Solutions Inc.	1,749	16,493
TAL International Group Inc. (a)	2,500	60,275
Taleo Corp. (a)	1,000	13,050
Tecumseh Products Co.	4,237	103,976
Teledyne Technologies Inc. (a)	8,059	286,900
TeleTech Holdings Inc. (a)	7,505	83,381
Tennant Co.	1,888	98,780
Tetra Tech Inc. (a)	11,551	220,509
The Gormann-Rupp Co.	1,784	43,530
The Providence Service Corp. (a)	1,899	61,755
Titan International Inc.	3,378	58,304
Tredegar Corp.	8,099	128,855
Trex Co. Inc. (a)	2,934	93,008
Trinity Industries Inc.	8,971	487,933
Triumph Group Inc. (a)	3,682	162,965
TRM Corp. (a)	2,216	14,914
TurboChef Technologies Inc. (a)	2,930	35,746
UAP Holding Corp.	6,821	146,652
Ultralife Batteries Inc. (a)	3,061	39,334
United Industrial Corp.	2,265	138,006
United Rentals Inc. (a)	14,725	508,012
United Stationers Inc. (a)	7,354	390,497
Universal Forest Products Inc.	4,010	254,595

Universal Truckload Services Inc. (a)	800	20,040
URS Corp. (a)	8,989	361,807
US Xpress Enterprises Inc. Class A (a)	4,974	96,844
USA Truck Inc. (a)	2,206	54,312
Valence Technology Inc. (a)	26,436	65,826
Valmont Industries Inc.	3,832	161,097
Viad Corp.	5,162	176,953
Vicor Corp.	3,808	75,132
Volt Information Sciences Inc. (a)	1,869	57,117
Wabash National Corp.	6,751	133,332
Wabtec Corp.	9,741	317,557
Walter Industries Inc.	8,298	552,813
Washington Group International Inc. (a)	5,772	331,255
Waste Connections Inc. (a)	9,560	380,584
Waste Services Inc. (a)	13,072	41,177
Water Pik Technology Inc. (a)	2,424	67,169
Watsco Inc.	4,699	333,864
Watson Wyatt Worldwide Inc.	9,233	300,811
Watts Water Technologies Inc.	5,524	200,742
Werner Enterprises Inc.	11,026	202,548
WESCO International Inc. (a)	6,928	471,173
Williams Scotsman International Inc. (a)	3,400	85,170
Woodward Governor Co.	5,955	198,004
World Air Holdings Inc. (a)	4,760	46,743

		47,987,095

INFORMATION TECHNOLOGY—18.92%
3Com Corp. (a)	89,771	459,628
Actel Corp. (a)	7,437	118,546
Acxiom Corp.	20,425	527,782
Adaptec Inc. (a)	27,524	152,208
ADE Corp. (a)	2,496	76,428
Adtran Inc.	15,452	404,533
Advanced Analogic Technologies Inc. (a)	1,500	17,100
Advanced Digital Information Corp. (a)	16,086	141,235
Advanced Energy Industries Inc. (a)	5,833	82,420
Advent Software Inc. (a)	6,305	179,188
Aeroflex Inc. (a)	18,709	256,875
Agile Software Corp. (a)	14,523	110,810
Agilysys Inc.	6,260	94,276
Airspan Networks Inc. (a)	11,576	78,138
Altiris Inc. (a)	5,210	114,672
AMIS Holdings Inc. (a)	8,950	81,087
Amkor Technology Inc. (a)	20,364	175,945
Anaren Inc. (a)	3,946	76,829
Anixter International Inc. (a)	7,196	343,825
Ansoft Corp. (a)	1,492	62,201
Ansys Inc. (a)	6,583	356,469
Anteon International Corp. (a)	5,903	322,068
Applied Digital Solutions Inc. (a)	24,855	72,079
Applied Films Corp. (a)	3,245	63,050
Applied Micro Circuits Corp. (a)	74,350	302,604
aQuantive Inc. (a)	13,939	328,124
Ariba Inc. (a)	14,294	139,795
Arris Group Inc. (a)	24,893	342,528
AsiaInfo Holdings Inc. (a)	7,388	36,940
Aspen Technology Inc. (a)	10,820	136,873
Asyst Technologies Inc. (a)	12,175	126,742
Atari Inc. (a)	9,647	6,174
Atheros Communications (a)	7,023	183,932
Atmel Corp. (a)	98,221	463,603
ATMI Inc. (a)	8,488	256,338
Autobytel Inc. (a)	8,631	41,601
Avocent Corp. (a)	10,974	348,315
Axcelis Technologies Inc. (a)	20,486	120,048
Bankrate Inc. (a)	1,983	86,379
BearingPoint Inc. (a)	37,622	319,411
Bel Fuse Inc.	2,770	97,033
Belden CDT Inc.	10,131	275,867
Bell Microproducts Inc. (a)	5,897	36,326
Benchmark Electronics Inc. (a)	9,318	357,345
Black Box Corp.	3,955	190,038
Blackbaud Inc.	1,810	38,354
Blackboard Inc. (a)	4,091	116,225
Blue Coat Systems Inc. (a)	2,539	55,198
Borland Software Corp. (a)	20,801	112,325
Bottomline Technologies Inc. (a)	4,431	60,838
Brightpoint Inc. (a)	9,301	288,889
Brocade Communications Systems Inc. (a)	63,755	425,883
Brooks Automation Inc. (a)	18,649	265,562
C-COR Inc. (a)	9,769	85,381
Cabot Microelectronics Corp. (a)	5,561	206,313
Catapult Communications Corp. (a)	2,264	30,111
Checkpoint Systems Inc. (a)	8,609	231,410
Ciber Inc. (a)	10,743	68,540
Ciena Corp. (a)	132,048	687,970
Cirrus Logic Inc. (a)	17,397	147,527
Click Commerce Inc. (a)	2,003	47,952
CMGI Inc. (a)	99,056	146,603
CNET Networks Inc. (a)	29,883	424,637
Cogent Inc. (a)	5,071	93,002
Cognex Corp.	9,161	271,532
Coherent Inc. (a)	6,850	240,503
Cohu Inc.	6,008	127,490
CommScope Inc. (a)	12,229	349,138
Comtech Telecommunications Corp. (a)	4,597	134,095
Concur Technologies Inc. (a)	5,797	107,418
Conexant Systems Inc. (a)	111,660	385,227
Covansys Corp. (a)	6,236	107,197
Credence Systems Corp. (a)	18,741	137,559
CSG Systems International Inc. (a)	12,365	287,610
CTS Corp.	7,641	102,237

CyberSource Corp. (a)	5,429	60,588
Cymer Inc. (a)	8,176	371,517
Cypress Semiconductor Corp. (a)	28,085	476,041
Daktronics Inc.	4,026	146,949
Digi International Inc. (a)	4,548	53,075
Digital Insight Corp. (a)	7,890	287,196
Digital River Inc. (a)	8,311	362,443
Digitas Inc. (a)	21,474	309,226
Diodes Inc. (a)	4,593	190,610
Ditech Communications Corp. (a)	6,377	66,640
Dot Hill Systems Corp. (a)	8,861	62,913
DSP Group Inc. (a)	6,224	180,558
DTS Inc. (a)	3,884	76,359
Earthlink Inc. (a)	26,432	252,426
Echelon Corp. (a)	5,844	55,167
eCollege.com Inc. (a)	3,627	68,333
eFunds Corp. (a)	9,897	255,738
Electro Scientific Industries Inc. (a)	6,738	149,112
Electronics for Imaging Inc. (a)	11,808	330,270
Emcore Corp. (a)	7,481	76,456
Emulex Corp. (a)	18,088	309,124
Endwave Corp. (a)	1,377	20,228
Entegris Inc. (a)	28,493	303,166
Entrust Inc. (a)	12,536	56,412
Epicor Software Corp. (a)	11,314	151,947
EPIQ Systems Inc. (a)	2,560	48,640
Equinix Inc. (a)	3,657	234,853
Euronet Worldwide Inc. (a)	6,781	256,525
Exar Corp. (a)	8,467	120,909
Excel Technology Inc. (a)	2,546	75,031
Extreme Networks Inc. (a)	24,764	124,315
Factset Research Systems Inc.	7,571	335,774
Fairchild Semiconductor International Inc. (a)	25,912	494,142
FalconStor Software Inc. (a)	6,416	60,631
Fargo Electronics Inc. (a)	2,567	43,408
FARO Technologies Inc. (a)	2,472	35,226
FEI Co. (a)	5,286	104,927
FileNet Corp. (a)	8,973	242,450
Finisar Corp. (a)	45,275	224,111
Formfactor Inc. (a)	7,669	301,545
Forrester Research Inc. (a)	3,052	68,121
Foundry Networks Inc. (a)	28,654	520,357
Gartner Inc. (a)	12,451	173,691
Gateway Inc. (a)	52,295	114,526
Genesis Microchip Inc. (a)	7,207	122,807
Gevity HR Inc.	5,878	143,776
Glenayre Technologies Inc. (a)	13,615	71,479
Global Imaging Systems Inc. (a)	5,326	202,281
GlobeTel Communications Corp. (a)	13,028	32,440
Greenfield Online Inc. (a)	3,326	19,923
Harmonic Inc. (a)	14,854	94,620
Heartland Payment Systems Inc. (a)	1,400	34,678
Hittite Microwave Corp. (a)	700	23,597
Homestore Inc. (a)	30,208	198,164
HouseValues Inc. (a)	2,600	21,424
Hutchinson Technology Inc. (a)	5,628	169,797
Hypercom Corp. (a)	10,941	101,751
Identix Inc.	18,125	144,275
iGate Corp. (a)	6,126	36,143
Ikanos Communications (a)	2,500	49,275
Imation Corp.	7,459	320,066
Infocrossing Inc. (a)	4,111	49,538
Informatica Corp. (a)	18,108	281,579
Infospace Inc. (a)	7,635	213,398
InfoUSA Inc. (a)	6,625	85,992
Integral Systems Inc.	1,983	53,521
Integrated Device Technology Inc. (a)	41,187	612,039
Integrated Silicon Solution Inc. (a)	7,457	49,514
Inter-Tel Inc.	4,985	106,878
InterDigital Communications Corp. (a)	11,730	287,620
Intergraph Corp. (a)	7,136	297,286
Intermec Inc. (a)	10,847	330,942
International DisplayWorks Inc. (a)	12,450	81,547
Internet Capital Group Inc. (a)	10,321	97,224
Internet Security Systems Inc. (a)	8,756	209,969
Intervideo Inc. (a)	2,033	22,078
InterVoice Inc. (a)	7,577	65,238
Interwoven Inc. (a)	8,361	75,165
Intevac Inc. (a)	4,432	127,553
Intrado Inc. (a)	3,829	99,477
iPass Inc. (a)	10,928	87,533
iPayment Inc. (a)	2,858	122,465
Itron Inc. (a)	4,909	293,804
iVillage Inc. (a)	9,689	81,484
Ixia (a)	7,003	99,863
IXYS Corp. (a)	5,114	47,151
j2 Global Communications Inc. (a)	5,008	235,376
Jack Henry & Associates Inc.	17,796	406,995
JDA Software Group Inc. (a)	5,832	84,214
Jupitermedia Corp. (a)	4,462	80,227
Kanbay International Inc. (a)	5,280	80,573
Keane Inc. (a)	10,500	165,375
Keithley Instruments Inc.	2,871	44,099
Kemet Corp. (a)	21,996	208,302
Keynote Systems Inc. (a)	3,902	44,639
Komag Inc. (a)	6,061	288,504
Kopin Corp. (a)	14,401	72,149
Kronos Inc. (a)	7,073	264,459
Kulicke & Soffa Industries Inc. (a)	13,528	129,057
Landauer Inc.	1,980	99,436
Lattice Semiconductor Corp. (a)	23,993	159,793
Lawson Software Inc. (a)	16,084	123,364
Leadis Technology Inc. (a)	3,727	21,169
LeCroy Corp. (a)	2,459	38,483

Lexar Media Inc. (a)	16,245	139,382
Lionbridge Technologies Inc. (a)	10,492	82,992
Littelfuse Inc. (a)	5,137	175,326
LoJack Corp. (a)	3,414	81,868
LTX Corp. (a)	13,169	71,113
Macrovision Corp. (a)	11,354	251,491
Magma Design Automation Inc. (a)	7,069	61,147
Majesco Entertainment Co. (a)	3,196	4,410
Manhattan Associates Inc. (a)	6,305	138,710
ManTech International Corp. (a)	3,737	124,143
Mapinfo Corp. (a)	4,141	58,057
Marchex Inc. Class B (a)	4,072	87,548
MatrixOne Inc. (a)	14,031	100,462
Mattson Technology Inc. (a)	8,752	105,024
MAXIMUS Inc.	4,313	155,182
Maxtor Corp. (a)	58,839	562,501
McDATA Corp. (a)	37,233	172,016
Measurement Specialties Inc. (a)	2,400	62,760
Mentor Graphics Corp. (a)	15,926	175,982
Methode Electronics Inc.	7,267	79,138
Metrologic Instruments Inc. (a)	2,608	60,323
Micrel Inc. (a)	13,895	205,924
Micros Systems Inc. (a)	9,108	419,606
Microsemi Corp. (a)	13,416	390,540
MicroStrategy Inc. (a)	3,325	350,089
Microtune Inc. (a)	10,677	55,734
Midway Games Inc. (a)	4,923	45,390
MIPS Technologies Inc. (a)	8,620	64,305
MKS Instruments Inc. (a)	7,278	170,524
Mobility Electronics Inc. (a)	5,404	45,015
Monolithic Power Systems Inc. (a)	3,525	65,706
Motive Inc. (a)	4,378	17,074
MPS Group Inc. (a)	24,525	375,232
MRO Software Inc. (a)	4,098	65,404
MRV Communications Inc. (a)	21,088	86,461
MTS Systems Corp.	4,457	186,436
Multi-Fineline Electronix Inc. (a)	1,634	95,573
Ness Technologies Inc. (a)	3,805	47,905
Netgear Inc. (a)	6,848	130,180
NetIQ Corp. (a)	11,896	132,640
Netlogic Microsystems Inc. (a)	2,544	104,838
Netratings Inc. (a)	2,796	37,047
NetScout Systems Inc. (a)	4,807	43,744
Newport Corp. (a)	8,918	168,193
NIC Inc. (a)	6,806	41,721
Novatel Wireless Inc. (a)	6,780	60,681
Nuance Communications Inc. (a)	27,740	327,609
Omnivision Technologies Inc. (a)	11,680	352,736
ON Semiconductor Corp. (a)	38,737	281,231
Online Resources Corp. (a)	4,318	56,134
Open Solutions Inc. (a)	5,328	145,508
Openwave Systems Inc. (a)	19,752	426,248
Oplink Communications Inc. (a)	3,011	52,211
Opsware Inc. (a)	15,060	129,064
OSI Systems Inc. (a)	3,165	66,876
Packeteer Inc. (a)	7,394	85,770
Palm Inc. (a)	18,492	428,275
PAR Technology Corp. (a)	1,206	21,394
Parametric Technology Corp. (a)	25,194	411,418
Park Electrochemical Corp.	4,388	129,446
Paxar Corp. (a)	7,154	140,004
PDF Solutions Inc. (a)	3,699	69,985
Pegasus Solutions Inc. (a)	4,909	46,194
Pegasystems Inc. (a)	800	6,528
Pericom Semiconductor Corp. (a)	5,309	52,347
Perot Systems Corp. (a)	19,915	309,877
Phoenix Technologies Ltd. (a)	4,885	33,120
Photon Dynamics Inc. (a)	3,999	74,981
Photronics Inc. (a)	8,772	164,563
Pixelworks Inc. (a)	9,553	47,478
Plantronics Inc.	10,738	380,447
Plexus Corp. (a)	10,533	395,725
PLX Technology Inc. (a)	4,811	60,378
PMC-Sierra Inc. (a)	42,779	525,754
Polycom Inc. (a)	21,423	464,451
PortalPlayer Inc. (a)	3,502	77,849
Power Integrations Inc. (a)	7,753	192,119
Powerwave Technologies Inc. (a)	23,136	312,105
Presstek Inc. (a)	5,962	70,948
Progress Software Corp. (a)	7,535	219,193
QAD Inc.	2,454	18,356
Quality Systems Inc. (a)	3,168	104,861
Quantum Corp. (a)	37,040	138,530
Quest Software Inc. (a)	12,998	217,067
Rackable Systems Inc. (a)	2,000	105,700
Radiant Systems Inc. (a)	4,614	62,381
Radisys Corp. (a)	4,229	83,946
Rambus Inc. (a)	22,497	885,032
RealNetworks Inc. (a)	27,579	227,527
Redback Networks Inc. (a)	8,780	190,438
Renaissance Learning Inc.	1,792	32,256
RF Micro Devices Inc. (a)	44,020	380,773
RightNow Technologies Inc. (a)	2,394	37,993
Rimage Corp. (a)	1,881	42,473
Rofin-Sinar Technologies Inc. (a)	3,267	176,843
Rogers Corp. (a)	3,765	205,117
RSA Security Inc. (a)	15,383	275,971
Rudolph Technologies Inc. (a)	5,615	95,736
S1 Corp. (a)	14,144	71,286
SafeNet Inc. (a)	5,598	148,235
Sapient Corp. (a)	16,308	124,430
Scansource Inc. (a)	2,926	176,760
SeaChange International Inc. (a)	4,999	38,842
Secure Computing Corp. (a)	9,608	110,876
Semitool Inc. (a)	3,545	40,307
Semtech Corp. (a)	16,222	290,212

SI International Inc. (a)	2,381	83,692
Sigmatel Inc. (a)	7,800	68,172
Silicon Image Inc. (a)	16,273	167,775
Silicon Laboratories Inc. (a)	9,547	524,608
Silicon Storage Technology Inc. (a)	19,284	84,464
SiRF Technology Holdings Inc. (a)	7,638	270,462
Skyworks Solutions Inc. (a)	32,367	219,772
Sohu.com Inc. (a)	5,404	144,233
Sonic Solutions (a)	5,309	96,146
SonicWALL Inc. (a)	11,966	84,839
Sonus Networks Inc. (a)	57,306	314,037
Spansion Inc. (a)	8,000	118,400
Spatialight Inc. (a)	11,770	41,666
Spectralink Corp.	4,202	52,735
SPSS Inc. (a)	4,958	156,970
SSA Global Technologies Inc. (a)	1,865	29,896
Standard Microsystems Corp. (a)	4,832	125,535
Startek Inc.	3,807	89,693
Stellent Inc. (a)	4,795	56,869
Stratasys Inc. (a)	2,307	68,010
SunPower Corp. Class A (a)	1,700	64,872
Superior Essex Inc. (a)	5,149	130,991
Supertex Inc. (a)	2,380	89,536
SupportSoft Inc. (a)	9,803	43,427
Sycamore Networks Inc. (a)	44,474	209,028
Sykes Enterprises Inc. (a)	5,269	74,714
Symmetricom Inc. (a)	9,346	79,908
Synaptics Inc. (a)	5,116	112,501
SYNNEX Corp. (a)	1,805	33,501
Syntel Inc.	1,605	30,367
Talx Corp.	6,133	174,668
Taser International Inc. (a)	14,892	157,706
Technitrol Inc.	9,280	222,534
Tekelec (a)	12,137	167,855
Telkonet Inc. (a)	7,151	30,392
Terayon Communication Systems Inc.(a)	8,376	15,328
Terremark Worldwide Inc. (a)	7,158	60,843
Tessera Technologies Inc. (a)	9,472	303,862
THQ Inc. (a)	13,209	341,981
TIBCO Software Inc. (a)	49,720	415,659
TNS Inc. (a)	2,605	55,174
Transaction Systems Architects Inc. (a)	8,216	256,421
TranSwitch Corp. (a)	34,406	89,456
Travelzoo Inc. (a)	934	18,288
Trident Microsystems Inc. (a)	11,384	330,819
Triquint Semiconductor Inc. (a)	35,109	172,736
TTM Technologies Inc. (a)	8,460	122,585
Tyler Technologies Inc. (a)	7,590	83,490
Ulticom Inc. (a)	2,478	26,639
Ultimate Software Group Inc. (a)	6,333	163,708
Ultratech Inc. (a)	5,479	134,126
Unica Corp. (a)	400	4,636
United Online Inc.	15,237	195,948
Universal Display Corp. (a)	5,433	78,127
UTStarcom Inc. (a)	22,043	138,650
ValueClick Inc. (a)	20,240	342,461
Varian Semiconductor Equipment Associates Inc. (a)	12,276	344,710
VASCO Data Security International Inc. (a)	7,102	58,094
Veeco Instruments Inc. (a)	6,002	140,147
VeriFone Holdings Inc. (a)	6,200	187,798
Verint Systems Inc. (a)	3,095	109,470
ViaSat Inc. (a)	4,764	136,489
Vignette Corp. (a)	6,730	99,268
Viisage Technology Inc. (a)	3,108	54,421
Virage Logic Corp. (a)	2,798	30,190
Vitesse Semiconductor Corp. (a)	44,598	159,661
Volterra Semiconductor Corp. (a)	3,121	59,580
WebEx Communications Inc. (a)	7,386	248,687
webMethods Inc. (a)	10,645	89,631
Websense Inc. (a)	10,502	289,645
WebSideStory Inc. (a)	2,133	36,666
Westell Technologies Inc. (a)	10,964	44,623
Wind River Systems Inc. (a)	16,954	211,077
Witness Systems Inc. (a)	6,984	177,394
Wright Express Corp. (a)	8,583	240,753
X-Rite Inc.	4,166	55,324
Zhone Technologies Inc. (a)	29,188	78,224
Zoran Corp. (a)	9,894	216,481

		58,644,073

MATERIALS—5.17%
A. Schulman Inc.	8,360	206,910
AK Steel Holding Corp. (a)	22,459	336,885
Aleris International Inc. (a)	6,882	330,818
AM Castle & Co.	2,189	64,575
AMCOL International Corp.	5,944	171,187
American Vanguard Corp.	2,185	66,752
Arch Chemicals Inc.	5,382	163,613
Balchem Corp.	2,395	55,253
Bowater Inc.	12,275	363,094
Brush Engineered Materials Inc. (a)	4,652	91,877
Buckeye Technologies Inc. (a)	6,374	57,685
Calgon Carbon Corp.	6,752	41,525
Cambrex Corp.	6,081	118,823
Caraustar Industries Inc. (a)	6,104	62,810
Carpenter Technology Corp.	5,258	496,986
Century Aluminum Co. (a)	5,083	215,773
CF Industries Holdings Inc.	10,600	180,094
Chaparral Steel Co. (a)	4,630	300,580
Chesapeake Corp.	4,594	63,765
Cleveland-Cliffs Inc.	5,093	443,702

Coeur d’Alene Mines Corp. (a)	57,875	379,660
Commercial Metals Co.	12,604	674,188
Compass Minerals International Inc.	4,050	101,209
Deltic Timber Corp.	2,230	135,138
Eagle Materials Inc.	11,361	724,377
Ferro Corp.	8,940	178,800
Georgia Gulf Corp.	7,311	190,013
Gibraltar Industries Inc.	5,382	158,554
Glatfelter	8,796	161,231
Graphic Packaging Corp. (a)	14,160	29,311
Greif Inc.	3,296	225,512
HB Fuller Co.	6,307	323,801
Headwaters Inc. (a)	8,601	342,234
Hecla Mining Co. (a)	23,991	158,580
Hercules Inc. (a)	27,491	379,376
Innospec Inc.	3,106	79,607
Koppers Holdings Inc.	1,800	35,370
Kronos Worldwide Inc.	710	21,556
Longview Fibre Co.	10,778	278,503
MacDermid Inc.	6,598	212,126
Mercer International Inc.-SBI (a)	5,644	52,546
Metal Management Inc.	5,894	186,545
Minerals Technologies Inc.	4,309	251,689
Myers Industries Inc.	5,345	85,467
Neenah Paper Inc.	3,784	123,926
NewMarket Corp.	3,493	166,232
NL Industries Inc.	1,843	19,591
NN Inc.	3,390	43,765
Olin Corp.	14,508	311,487
OM Group Inc. (a)	6,469	148,787
Oregon Steel Mills Inc. (a)	8,483	434,075
Pioneer Companies Inc. (a)	2,314	70,577
PolyOne Corp. (a)	18,748	174,731
Quanex Corp.	5,161	343,877
Reliance Steel & Aluminum Co.	6,471	607,756
Roanoke Electric Steel Corp.	2,349	75,873
Rock-Tenn Co.	6,618	99,204
Rockwood Holdings Inc. (a)	2,200	50,644
Royal Gold Inc.	5,131	185,691
RTI International Metals Inc. (a)	4,679	256,643
Ryerson Inc.	5,736	153,495
Schnitzer Steel Industries Inc.	5,684	243,559
Schweitzer-Mauduit International Inc.	3,630	87,120
Senomyx Inc. (a)	4,360	71,766
Sensient Technology Corp.	10,544	190,319
Silgan Holdings Inc.	5,086	204,305
Spartech Corp.	7,304	175,296
Steel Dynamics Inc.	8,300	470,859
Steel Technologies Inc.	2,507	60,920
Stepan Co.	1,151	34,012
Stillwater Mining Co. (a)	8,499	139,894
Symyx Technologies Inc. (a)	6,869	190,546
Terra Industries Inc. (a)	18,979	133,802
Texas Industries Inc.	4,950	299,425
Titanium Metals Corp. (a)	5,460	265,083
Tronox Inc.	8,900	150,944
Wausau Paper Corp.	9,226	130,732
Wellman Inc.	6,432	40,908
Westlake Chemical Corp.	2,749	94,978
Wheeling-Pittsburgh Corp. (a)	1,927	35,380
Worthington Industries Inc.	15,267	306,256
WR Grace & Co. (a)	13,576	180,561
Zoltek Companies Inc. (a)	2,405	54,978

		16,026,097

TELECOMMUNICATION SERVICES—1.49%
Alaska Communications Systems Group Inc.	2,479	30,070
Broadwing Corp. (a)	14,112	208,011
Centennial Communications Corp. (a)	4,528	33,190
Cincinnati Bell Inc. (a)	59,285	267,968
Cogent Communications Group Inc. (a)	1,200	11,700
Commonwealth Telephone Enterprises Inc.	4,944	170,321
Consolidated Communications Holdings Inc.	3,100	50,437
CT Communications Inc.	3,875	52,661
Dobson Communications Corp. (a)	30,992	248,556
FairPoint Communications Inc.	6,340	87,619
General Communication Inc. Class A (a)	11,382	137,608
Golden Telecom Inc.	4,624	138,951
IDT Corp. Class B (a)	12,063	133,537
InPhonic Inc. (a)	3,505	24,500
Iowa Telecommunications Service Inc.	6,997	133,503
Level 3 Communications Inc. (a)	180,928	937,207
Neustar Inc. Class A (a)	6,100	189,100
North Pittsburgh Systems Inc.	3,085	72,004
Premiere Global Services Inc. (a)	14,540	117,047
Price Communications Corp. (a)	9,620	170,178
SBA Communications Corp. (a)	18,687	437,463
Shenandoah Telecommunications Co.	1,383	62,221
SureWest Communications	3,362	81,091
Syniverse Holdings Inc. (a)	3,990	63,042
Talk America Holdings Inc. (a)	5,605	47,811
Time Warner Telecom Inc. (a)	11,316	203,122
Ubiquitel Inc. (a)	18,908	190,971
USA Mobility Inc. (a)	5,949	169,428
Valor Communications Group Inc.	8,808	115,913
Wireless Facilities Inc. (a)	11,996	48,224

		4,633,454

UTILITIES—2.23%
Allete Inc.	5,586	260,308
American States Water Co.	3,878	144,882
Aquila Inc. (a)	69,544	277,481

Avista Corp.	11,006	227,274
Black Hills Corp.	7,032	239,088
California Water Service Group	3,904	175,875
Cascade Natural Gas Corp.	2,369	46,669
Central Vermont Public Service Corp.	3,145	66,705
CH Energy Group Inc.	3,926	188,448
Cleco Corp.	10,484	234,108
Connecticut Water Services Inc.	1,469	38,517
Duquesne Light Holdings Inc.	15,119	249,463
El Paso Electric Co. (a)	10,232	194,817
Empire District Electric Co.	7,130	158,429
EnergySouth Inc.	1,212	38,554
Idacorp Inc.	10,155	330,241
ITC Holdings Corp.	1,400	36,750
Laclede Group Inc.	4,688	161,361
MGE Energy Inc.	4,159	137,996
Middlesex Water Co.	2,068	39,168
New Jersey Resources Corp.	5,940	268,785
Nicor Inc.	10,824	428,197
Northwest Natural Gas Co.	5,773	204,884
NorthWestern Corp.	9,123	284,090
Ormat Technologies Inc.	1,600	60,960
Otter Tail Corp.	5,966	171,165
Peoples Energy Corp.	7,745	276,032
Sierra Pacific Resources (a)	44,478	614,241
SJW Corp.	3,348	89,894
South Jersey Industries Inc.	6,450	175,891
Southwest Gas Corp.	7,724	215,886
Southwest Water Co.	6,615	105,443
UIL Holdings Corp.	3,755	196,574
Unisource Energy Corp.	7,811	238,235
WGL Holdings Inc.	11,500	349,830

		6,926,241

TOTAL COMMON STOCKS (cost $221,010,536)		303,193,800

	Shares or principal amount	Value
SHORT-TERM INVESTMENTS—3.19%
JPMorgan Treasury Plus Money Market Fund	9,530,270	$9,530,270
U.S. Treasury Bills, (b)
3.938%, 04/06/2006	$365,000	364,868

TOTAL SHORT-TERM INVESTMENTS (cost $ 9,895,068)		9,895,138

TOTAL INVESTMENTS — 100.99% (cost $230,905,604)		313,088,938

LIABILITIES, NET OF OTHER ASSETS — (0.99)%		(3,057,215)

NET ASSETS — 100.00%		$310,031,723

(a)	Non-income producing security.

(b)	At March 31, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks (94.59%)

Australia (4.83%)
Alinta Ltd.	3,561	$28,017
Alumina Ltd.	16,988	90,200
Amcor Ltd.	12,552	66,557
AMP Ltd.	27,669	172,092
Ansell Ltd.	1,967	16,350
APN News & Media Ltd.	4,395	14,896
Aristocrat Leisure Ltd.	4,438	43,821
Australia & New Zealand Banking Group Ltd.	29,821	566,258
Australian Gas & Light Co.	8,277	109,899
Australian Stock Exchange	1,448	33,928
Axa Asia Pacific Holdings	13,077	54,348
Babcock & Brown Ltd.	2,375	31,483
BHP Billiton Ltd.	57,326	1,150,155
Billabong International Ltd.	2,124	23,134
Bluescope Steel	10,153	52,235
Boral Ltd.	8,308	53,102
Brambles Industries Ltd.	17,824	137,297
Caltex Australian Ltd.	1,845	25,383
Centro Properties Group	13,550	62,819
CFS Gandel Retail Trust	22,899	31,996
CFS Gandel Retail Trust New	654	900
Challenger Financial Service	5,317	13,335
Coca-Cola Amatil Ltd.	7,900	40,927
Cochlear Ltd.	842	32,061
Coles Myer Ltd.	19,291	147,906
Commonwealth Bank of Australia	20,384	661,659
Commonwealth Property Office	21,676	21,434
Computershare Ltd.	6,294	33,193
CSL Ltd.	2,930	114,842
CSR Ltd.	12,165	38,877
DB Reef Trust	48,947	51,557
DCA Group Ltd.	4,790	12,596
Downer Edi Ltd.	3,636	23,110
Foster’s Group Ltd.	36,357	138,334
Futuris Corp. Ltd.	6,965	11,279
GPT Group	32,591	96,448
Harvey Norman Holdings Ltd.	8,815	23,876
Iluka Resources Ltd.	3,350	18,819
ING Industrial Fund	12,100	19,595
Insurance Australia Group Ltd.	27,509	107,822
Investa Property Group	25,561	39,562
James Hardie Industries Ltd.	6,878	46,722
John Fairfax Holdings Ltd.	13,922	40,003
Leighton Holdings Ltd.	1,701	21,635
Lend Lease Corp. Ltd.	5,420	53,750
Lion Nathan Ltd.	4,316	25,081
Macquarie Airports	9,263	22,368
Macquarie Bank Ltd.	3,932	182,234
Macquarie Communications Infrastructure Group	4,641	19,454
Macquarie Goodman Group	18,269	65,191
Macquarie Infrastructure Grp.	33,249	90,772
Mayne Pharma Ltd. (a)	10,071	21,360
Mirvac Group	12,135	36,955
Multiplex Group	7,811	17,183
National Australia Bank Ltd.	24,575	663,867
Newcrest Mining Ltd.	5,236	87,718
Onesteel Ltd.	7,379	21,784
Orica Ltd.	4,925	81,838
Origin Energy Ltd.	11,412	59,858
Pacific Brands Ltd.	11,294	19,342
Paperlinx Ltd.	6,208	16,770
Patrick Corp. Ltd.	9,079	52,435
Perpetual Trustees Australia	548	26,702
Publishing & Broadcasting	2,191	27,160
Qantas Airways Ltd.	12,809	32,491
QBE Insurance Group Ltd.	11,674	183,026
Rinker Group Ltd.	16,683	237,291
Rio Tinto Ltd.	4,914	277,641
Santos Ltd.	8,948	72,965
SFE Corp. Ltd.	1,798	21,013
Sonic Healthcare Ltd.	3,542	39,847
Stockland	19,033	91,648
Stockland New	605	2,870
Suncorp-Metway Ltd.	8,322	115,923
Symbion Health Ltd.	10,071	24,824
Tabcorp Holding Ltd.	7,640	84,690
Telstra Corp. Ltd.	38,636	103,541
Toll Holdings Ltd.	3,431	32,206
Transurban Group	15,368	74,221
Unitab Ltd.	1,707	18,592
Wesfarmers Ltd.	5,686	142,112
Westfield Group	24,821	304,132
Westpac Banking Corp.	30,622	522,663
Woodside Petroleum Ltd.	8,309	270,780
Woolworths Ltd.	19,544	263,700

		9,028,460

AUSTRIA—0.48%
Andritz AG	159	23,165
Boehler-Uddeholm	121	24,935
Erste Bank Der Oester Spark	3,045	179,611
Flughafen Wien AG	163	12,770
Immofinaz Immobillien Anlagen AG (a)	5,217	54,134
Mayr-Melnhof Karton AG	48	8,582
Meinl European Land Ltd. (a)	2,055	38,612
Oest Elektrizatswirts AG Class A	140	62,283
OMV AG	2,730	182,674
Raiffeisen International Bank Holding (a)	480	40,963
RHI AG (a)	493	16,028
Telekom Austria AG	5,665	133,565
VoestAlpine AG	352	49,266

Wiener Staedtische Allgemeine Versicherung AG	390	24,111
Wienerberger AG	945	47,540

		898,239

BELGIUM—1.10%
Agfa Gevaert NV	1,361	25,935
Barco NV	165	14,091
Bekaert NV	182	18,753
Belgacom SA	2,398	76,712
Cofinimmo	103	17,168
Colruyt SA	226	33,861
Compagnie Maritime Belge SA	295	8,836
D’Ieteren NV	69	20,651
Delhaize Group	1,030	73,915
Dexia	8,812	227,952
Euronav SA	354	9,595
Fortis	18,638	666,041
Groupe Bruxelles Lambert SA	1,175	130,754
InBev NV	3,109	145,850
KBC Groupe	2,984	320,484
Mobistar SA	402	29,190
Omega Pharma SA	317	19,425
Solvay SA	955	110,324
Suez-Lyonnaise Strips (a)	1,640	20
UCB SA	1,326	65,259
Umicore	339	46,970

		2,061,786

DENMARK—0.62%
A P Moller-Maersk A/S	19	163,272
Bang & Olufsen Class B	178	20,616
Carlsberg A/S Class B	509	33,239
Coloplast Class B	352	26,503
Dampskibsselskabet Torm A/S	200	9,324
Danisco A/S	772	62,578
Danske Bank	7,135	264,839
DSV De Sammenslut Vogn Class B	320	42,625
FLSmidth & Co. A/S	535	21,466
GN Store Nord	3,096	42,749
H. Lundbeck AS	1,015	22,259
NKT Holding A/S	343	21,730
Novo Nordisk A/S	3,812	237,166
Novozymes AS Class B	720	48,830
Ostasiatiske Kompagni	263	10,809
Topdanmark A/S (a)	281	35,239
Trygvesta AS	320	18,739
Vestas Wind Systems A/S (a)	2,501	62,363
William DeMant Holding (a)	358	23,727

		1,168,073

FINLAND—1.44%
Amer Group	1,120	22,863
Cargotec Corp.	526	21,552
Elisa Corp. Class A	2,046	40,625
Fortum OYJ	7,334	185,096
KCI Konecranes OYJ	832	14,321
Kesko OYJ	882	27,531
Kone Corp. OYJ Class B	1,052	43,320
Metso OYJ	1,458	56,291
Neste Oil OYJ	1,875	64,482
Nokia OYJ	67,593	1,399,471
Nokian Renkaat OYJ	1,599	28,202
OKO Bank	800	12,975
Orion-Yhtyma Class B	1,088	26,232
Outokumpo OYJ	1,366	27,603
Rautaruukki OYJ	1,201	44,374
Sampo Insurance Co.	6,856	144,359
Stora Enso OYJ R Shares	10,691	164,587
Tietoenator Corp. OYJ	1,272	49,712
UPM-Kymmene OYJ	8,524	201,490
Uponor OYJ	962	25,165
Wartsila OYJ Class B	1,041	38,614
YIT OYJ	1,766	47,910

		2,686,775

FRANCE—9.23%
Accor SA	3,328	191,907
Air France	1,977	46,564
Air Liquide	1,773	369,238
Alcatel SA (a)	20,486	317,119
Alstom (a)	1,693	142,016
Arcelor	7,614	300,242
Atos Origin (a)	1,003	74,348
Autoroutes Du Sud De La France	879	54,342
AXA Co.	24,254	851,444
BIC SA	441	29,616
BNP Paribas	11,850	1,101,044
BNP Paribas New (a)	1,185	106,370
Bouygues	2,927	155,585
Business Objects SA (a)	1,061	38,739
Cap Gemini (a)	1,899	103,496
Carrefour SA	9,288	494,266
Casino Guichard Perrachon	552	38,609
CNP Assurances	510	51,436
Compagnie De Saint-Gobain	4,856	339,353
Credit Agricole SA	9,388	365,416
Dassault Systemes SA	806	46,106
Essilor International	1,717	153,187
Euronext	1,412	116,476
European Aeronautic Defense	4,173	175,884
France Telecom SA	27,560	620,057
Gaz de France	2,595	93,866
Gecina SA	133	17,654

Groupe Danone	3,570	437,516
Hermes International SCA	312	78,894
Imerys SA	434	36,564
Klepierre	320	39,915
L’Oreal	4,815	424,331
Lafarge SA	2,773	314,294
Lagardere SCA	1,772	138,440
LVMH Moet Hennessy Louis Vuitton SA	3,759	368,634
Michelin Class B	2,491	156,566
Neopost SA	459	49,909
Pagesjuanes	2,005	56,338
Pernod-Ricard	1,143	219,055
Peugeot SA	2,384	150,274
PPR SA	1,005	121,400
Publicis Groupe SA	2,617	102,149
Renault SA	3,028	322,090
Safran SA	2,411	61,141
Sanofi-Aventis	16,820	1,600,553
Schneider Electric SA	3,688	398,330
SCOR SA	11,826	30,104
Societe des Autoroutes Paris	489	36,218
Societe Generale Class A	5,606	843,333
Societe Television Francaise 1	1,669	50,579
Sodexho Alliance	1,368	65,005
STMicroelectronics NV	10,681	197,579
Suez SA	16,346	644,371
Technip-Coflexip SA	1,294	87,606
Thales SA	1,211	53,860
Thomson SA	3,949	77,980
Total SA	8,842	2,333,368
Unibail	675	121,917
Valeo	1,039	43,464
Veolia Environnement	5,645	313,609
Vinci SA	2,518	248,306
Vinci SA Rights (a)	2,518	5,403
Vivendi Universal SA	17,724	608,886
Zodiac SA	551	35,767

		17,268,128

GERMANY—6.53%
Adidas-Salomon AG	816	161,420
Allianz AG	6,203	1,036,006
Altana AG	1,078	66,827
BASF AG	8,691	681,629
Bayer AG	10,486	420,230
Beiersdorf AG	263	37,938
Celesio AG	543	51,401
Commerzbank AG	9,541	380,277
Continental AG	2,096	230,829
DaimlerChrysler AG	14,263	819,527
Depfa Bank PLC	5,167	92,072
Deutsche Bank AG	7,949	908,172
Deutsche Boerse AG	1,496	215,801
Deutsche Lufthansa	3,554	63,631
Deutsche Post AG	11,779	295,422
Deutsche Postbank AG	718	52,117
Deutsche Telekom AG	44,112	744,338
Douglas Holding AG	411	19,361
E.On AG	9,981	1,098,707
Epcos AG (a)	866	11,484
Fresenius Medical Care	874	104,463
Heidelberger Druckmaschinen	791	34,902
Hochtief AG	857	48,494
Hypo Real Estate Holding	2,158	147,983
Infineon Technologies AG (a)	9,482	97,815
IVG Immobilien AG	924	27,789
Karstadtquelle AG (a)	1,067	25,105
Linde AG	1,311	113,866
MAN AG	2,140	148,565
Merck KGaA	710	67,502
Metro AG	2,367	121,399
MLP AG	946	23,130
Muenchener Rueckvers AG	3,100	439,665
Premiere AG (a)	644	11,437
Puma AG	216	81,813
RWE AG	6,662	579,995
SAP AG	3,577	776,194
Schering AG	2,607	271,114
Siemens AG	12,869	1,201,809
Suedzucker AG	1,266	32,765
ThyssenKrupp AG	5,428	156,797
TUI AG (a)	3,277	64,353
Volkswagen AG	2,942	222,216
Wincor Nixdorf AG	262	33,030

		12,219,390

GREECE—0.61%
Alpha Bank AE	4,760	175,872
Bank of Piraeus	3,050	92,430
Coca-Cola Hellenic Bottling	1,920	59,675
Cosmote Mobile Telecommunication	2,180	50,474
EFG Eurobank Ergasias	3,120	120,194
Emporiki Bank of Greece (a)	450	15,055
Germanos SA	650	13,805
Greek Org of Football Prognostics SA	3,890	148,726
Hellenic Petroleum SA	2,020	28,845
Hellenic Technodomiki Tev SA	1,380	11,911
Hellenic Telecommunications Org. (a)	5,160	115,091
National Bank of Greece	4,450	209,298
Public Power Corp.	1,930	45,387
Titan Cement Co. SA	1,320	63,044

		1,149,807

HONG KONG—1.53%
ASM Pacific Technology	2,000	11,934
Bank of East Asia Ltd.	19,800	71,576
BOC Hong Kong Holdings Ltd.	53,500	107,559
Cathay Pacific Airways Ltd.	15,000	26,290
Cheung Kong Holdings Ltd.	25,000	264,998
Cheung Kong Infrastructure	7,000	22,237
CLP Holdings Ltd.	30,700	179,227
Espirit Holdings Ltd.	16,500	128,436
Giordano International Ltd.	22,000	12,192
Hang Lung Properties Ltd.	25,000	47,522
Hang Seng Bank Ltd.	12,500	161,012
Henderson Land Development Co. Ltd.	10,000	55,416
Hong Kong & China Gas Co. Ltd.	59,672	144,191
Hong Kong Electric	21,500	101,134
Hong Kong Exchange & Clearing	20,000	120,626
Hopewell Holdings	9,000	26,097
Hutchison Telecommunications International Ltd. (a)	21,000	35,859
Hutchison Whampoa Ltd.	34,700	318,179
Hysan Development Co.	12,062	34,354
Johnson Electric Holdings	20,000	18,687
Kerry Properties Ltd.	7,000	25,620
Kingboard Chemicals Holdings Co. Ltd.	7,000	21,155
Li & Fung Ltd.	28,000	63,148
Link REIT (a)	34,000	73,613
MTR Corp.	18,500	41,723
New World Development	31,600	55,385
Orient Overseas International Ltd.	4,400	14,885
PCCW Ltd.	57,118	37,173
SCMP Group Ltd.	14,000	5,007
Shangri-La Asia Ltd.	18,108	29,287
Sino Land Co.	24,331	34,962
SmarTone Telecommunications Holdings Ltd.	5,500	6,025
Solomon Systech International Ltd.	22,000	10,632
Sun Hung Kai Properties Ltd.	22,000	223,416
Swire Pacific Ltd. Class A	16,500	161,502
Techtronic Industries	14,500	26,068
Television Broadcasts Ltd.	4,000	22,682
Texwinca Holdings Ltd.	10,000	7,668
Wharf Holdings Ltd.	18,000	66,113
Wing Hang Bank Ltd.	3,000	25,189
Yue Yuen Industrial Holdings	7,000	20,613

		2,859,392

IRELAND—0.78%
Allied Irish Bank PLC	14,264	340,629
Bank of Ireland	15,711	292,339
C&C Group PLC	3,945	26,780
CRH PLC	8,632	301,355
DCC PLC	1,234	28,720
Eircom Group PLC (b)	4,016	10,369
Eircom Group PLC	9,639	24,888
Elan Corp. PLC (a)	7,198	103,832
Fyffes PLC	3,720	10,011
Grafton Group PLC (a)	2,970	38,991
Greencore Group PLC	1,824	8,513
IAWS Group PLC	1,628	28,240
Independent News & Media PLC	7,490	24,242
Irish Life & Permanent PLC	4,047	97,134
Kerry Group PLC Class A	1,807	43,415
Kingspan Group PLC	1,726	26,362
Paddy Power PLC	834	13,345
Ryanair Holdings PLC (a)	3,664	34,777

		1,453,942

ITALY—3.60%
Alleanza Assicurazioni	6,586	78,319
Arnoldo Mondadori Editore	1,769	17,359
Assicurazione Generali Itl	15,433	581,441
Autogrill SpA	1,491	22,122
Autostrade SpA	4,798	118,707
Banca Antonveneta SpA (a) (c)	1,290	41,439
Banca Fideuram SpA	4,878	28,043
Banca Intesa	14,188	80,318
Banca Intesa SpA	64,005	382,503
Banca Monte Dei Paschi Siena SpA	16,470	92,737
Banca Nazionale del Lavoro SpA (a)	19,522	69,101
Banca Popolare Di Verona SpA	5,527	146,324
Banche Popolari Unite SCRL	4,937	119,752
Banco Popolare di Milano SCRL	5,998	70,817
Benetton Group	1,018	15,203
Bulgari SpA	2,324	27,974
Capitalia SpA	26,380	219,368
Enel SpA	69,772	590,352
ENI SpA	41,589	1,183,725
Fiat SpA (a)	8,070	101,738
Finmeccanica SpA	4,383	99,567
Gruppo Editoriale L’Espresso	2,305	12,092
Italcementi SpA	1,048	25,116
Lottomatica SpA (a)	426	18,074
Luxottica Group SpA	1,976	54,421
Mediaset SpA	12,320	145,161
Mediobanca SpA	8,104	173,879
Mediolanum SpA	3,393	26,920
Pirelli & Co. SpA	43,197	41,210
SanPaolo IMI SpA	17,701	316,922
Seat Pagine Gaille (a)	55,520	26,550
Snam Rete Gas	14,606	64,580
Telecom Italia Media SpA (a)	33,055	17,851
Telecom Italia RNC SpA	95,522	254,452
Telecom Italia SpA	170,349	497,142
Terna SpA	18,917	49,761
Tiscali SpA (a)	3,509	11,453

UniCredito Italiano SpA	83,305	602,360
UniCredito Italiano SpA	42,040	302,198

		6,727,051

JAPAN—24.12%
77 Bank Ltd.	5,000	38,525
Acom Co. Ltd.	1,050	61,636
Aderans Co. Ltd.	600	17,636
Advantest Corp.	1,300	154,942
Aeon Co. Ltd.	10,600	257,087
Aeon Credit Service Co. Ltd.	1,200	36,291
Aiful Corp.	975	64,522
Aisin Seiki Co. Ltd.	3,800	147,849
Ajinomoto Co. Inc.	10,000	106,783
Alfresa Holdings Corp.	300	18,222
All Nippon Airways Co. Ltd.	9,000	32,800
Alps Electric Co. Ltd.	3,000	48,346
Amada Co. Ltd.	5,000	54,539
Amano Corp.	1,000	17,415
Anritsu Corp.	1,000	6,286
Aoyama Trading Co. Ltd.	900	29,741
Ariake Japan Co. Ltd.	220	6,560
Asahi Breweries Ltd.	5,800	82,283
Asahi Glass Co. Ltd.	17,000	254,029
Asahi Kasei Corp.	20,000	142,548
Asatsu DK Inc.	400	13,966
Astellas Pharma Inc.	8,998	341,682
Autobacs Seven Co. Ltd.	400	19,946
Bank of Fukuoka Ltd.	8,000	67,485
Bank of Kyoto	4,000	48,252
Bank of Yokohama Ltd.	18,000	147,407
Benesse Corp.	1,000	35,679
Bridgestone Corp.	10,000	208,555
Canon Inc.	12,000	794,121
Canon Sales Co. Inc.	1,000	21,535
Casio Computer Co. Ltd.	3,000	53,392
Central Glass Co. Ltd.	3,000	17,381
Central Japan Railway Co.	26	256,212
Chiba Bank Ltd.	10,000	88,944
Chiyoda Corp.	2,000	46,553
Chubu Electric Power Co. Inc.	10,000	250,605
Chugai Pharmaceutical Co. Ltd.	4,100	74,362
Circle K Sunkus Co. Ltd.	600	14,527
Citizen Watch Co. Ltd.	4,100	38,696
Coca-Cola West Japan Co. Ltd.	500	11,872
Comsys Holdings Corp.	2,000	28,561
Credit Saison Co. Ltd.	2,300	127,197
CSK Corp.	900	44,727
Dai Nippon Printing Co. Ltd.	10,000	180,945
Daicel Chemical Industries	4,000	33,675
Daido Steel Co. Ltd.	5,000	50,758
Daiichi Sanyko Co. Ltd.	9,741	222,177
Daikin Industries Ltd.	4,400	153,999
Dainippon Ink & Chemical Inc.	9,000	33,488
Dainippon Screen Manufacturing Co. Ltd.	3,000	31,780
Daito Trust Construction Co. Ltd.	1,200	62,592
Daiwa House Industry Co. Ltd.	8,000	138,640
Daiwa Securities Group Inc.	22,000	295,103
Denki Kagaku Kogyo KK	7,000	31,279
Denso Corp.	9,000	355,520
Dentsu Inc.	27	97,940
Dowa Mining Co. Ltd.	4,000	47,742
E*Trade Securities Co. Ltd.	21	48,346
eAccess Ltd.	18	13,915
East Japan Railway Co.	56	414,832
Ebara Corp.	4,000	25,145
Eisai Co. Ltd.	4,800	209,183
Electric Power Development	2,520	79,850
Elpida Memory Inc. (a)	500	17,925
Familymart Co. Ltd.	1,000	31,347
Fanuc Ltd.	3,000	288,748
Fast Retailing	1,000	97,779
Fuji Electric Holdings Co. Ltd.	7,000	38,177
Fuji Photo Film Co. Ltd.	8,400	280,440
Fuji Soft ABC Inc.	400	11,893
Fuji Television Network Inc.	8	19,980
Fujikura Ltd.	5,000	56,620
Fujitsu Ltd.	26,000	219,326
Furukawa Electric Co. Ltd.	9,000	74,621
Glory Ltd.	800	17,330
Goodwill Group Inc.	18	16,820
Gunma Bank Ltd.	5,000	37,803
Gunze Ltd.	3,000	20,261
Hakuhodo DY Holdings Inc.	400	33,471
Hankyu Department Stores	2,000	18,502
Hikari Tsushin Inc.	400	27,830
Hino Motors Ltd.	4,000	25,145
Hirose Electric Co. Ltd.	500	70,297
Hitachi Cable Ltd.	2,000	11,349
Hitachi Capital Corp.	700	14,004
Hitachi Chemical Co. Ltd.	1,600	45,941
Hitachi Construction Machine	1,300	34,235
Hitachi Ltd.	53,000	375,050
Hitachi Sofware Engineering	400	7,408
Hokkaido Electric Power	2,400	51,480
Hokuhoku Financial Group Inc.	17,000	74,663
Honda Motor Co. Ltd.	12,600	780,308
House Foods Corp.	800	13,130
Hoya Corp.	7,300	294,567
Ibiden Co. Ltd.	1,700	85,928
Index Corp.	12	25,281
INPEX Corp. (c)	6	50,818
Isetan Co. Ltd.	2,500	54,475
Ishihara Sangyo Kaisha Ltd.	4,000	7,476

Ishikawajima-Harima Heavy Industries Co. Ltd.	17,000	53,867
Ito En Ltd.	800	28,000
Itochu Corp.	22,000	188,948
Itochu Techno-Science Corp.	400	15,767
JAFCO Co. Ltd. (a)	500	37,718
Japan Airlines Corp.	9,000	23,548
Japan Prime Investment Corp.	6	18,298
Japan Real Estate Investment	5	43,325
Japan Retail Fund Investment	3	23,446
Japan Tobacco Inc.	80	281,357
JFE Holdings Inc.	9,400	379,306
JGC Corp.	3,000	58,998
Joyo Bank Ltd.	10,000	70,509
JS Group Corp.	3,500	75,224
JSR Corp.	2,500	74,332
JTEKT Corp.	2,300	45,916
Kajima Corp.	14,000	87,415
Kaken Pharmaceutical Co. Ltd.	1,000	8,376
Kamigumi Co. Ltd.	4,000	31,874
Kaneka Corp.	4,000	47,946
Kansai Electric Power	12,900	286,569
Kansai Paint Co. Ltd.	3,000	27,499
Kao Corp.	9,000	237,013
Katokichi Co. Ltd.	1,800	12,309
Kawasaki Heavy Industries Ltd.	18,000	63,153
Kawasaki Kisen Kaisha Ltd.	7,000	41,329
KDDI Corp.	38	203,050
Keihin Electric Express Railway	6,000	49,187
Keio Electric Railway Co. Ltd.	9,000	59,406
Keisei Electric Co.	4,000	27,592
Keyence Corp.	495	128,675
Kikkoman Corp.	2,000	22,495
Kinden Corp.	2,000	18,129
Kintetsu Corp.	29,000	113,078
Kirin Brewery Co. Ltd.	12,000	163,310
Kobe Steel Ltd.	49,000	186,068
Kokuyo Co. Ltd.	1,300	19,613
Komatsu Ltd.	16,000	305,144
Komori Corp.	1,000	23,319
Konami Corp.	1,500	37,782
Konica Minolta Holdings Inc. (a)	6,500	82,938
Kose Corp.	440	16,596
Kubota Corp.	19,000	204,987
Kuraray Co. Ltd.	5,000	58,786
Kurita Water Industries Ltd.	1,800	38,534
Kyocera Corp.	2,700	239,001
Kyowa Hakko Kogyo Co. Ltd.	5,000	36,529
Kyushu Electric Power	5,600	126,305
Lawson Inc.	800	30,107
Leopalace21 Corp.	1,700	63,832
Mabuchi Motor Co. Ltd.	400	20,592
Makita Corp.	2,000	61,674
Marubeni Corp.	21,000	109,893
Marui Co. Ltd.	5,700	112,581
Matsui Securities Co. Ltd.	1,500	20,796
Matsumotokiyoshi Co. Ltd.	500	14,314
Matsushita Electric Industries	34,000	755,299
Matsushita Electric Works	5,400	64,819
Mediceo Paltac Holdings Co. Ltd.	1,800	29,114
Meiji Dairies Corp.	4,000	23,379
Meiji Seika Kaisha Ltd.	4,000	20,388
Meitec Corp.	400	13,150
Millea Holdings Inc.	23	455,252
Minebea Co. Ltd.	5,000	34,533
Mitsubishi Chemical Holdings Corp.	16,500	101,763
Mitsubishi Corp.	21,400	487,211
Mitsubishi Electric Corp.	32,000	271,571
Mitsubishi Estate Co. Ltd.	18,000	426,624
Mitsubishi Gas Chem Co.	6,000	73,194
Mitsubishi Heavy Industries Ltd.	53,000	252,134
Mitsubishi Logistics Corp.	2,000	31,976
Mitsubishi Materials Corp.	19,000	101,525
Mitsubishi Rayon Co. Ltd.	8,000	65,514
Mitsubishi UFJ Financial Group	137	2,094,890
Mitsubishi UFJ Securities Co. Ltd.	4,000	64,223
Mitsui & Co. Ltd.	25,000	361,466
Mitsui Chemicals Inc.	9,000	66,211
Mitsui Engineering & Shipbuilding	9,000	29,206
Mitsui Fudosan Co. Ltd.	14,000	321,709
Mitsui Mining & Smelting Co.	8,000	56,000
Mitsui OSK Lines Ltd.	20,000	135,242
Mitsui Sumitomo Insurance Co.	20,000	272,013
Mitsui Trust Holding Inc.	8,000	116,960
Mitsukoshi Ltd.	6,000	38,483
Mitsumi Electric Co. Ltd.	900	11,767
Mizuho Financial Group Inc.	155	1,268,020
Murata Manufacturing Co. Ltd.	3,600	243,741
Namco Bandai Holdings Inc.	2,800	38,343
NEC Corp.	28,000	196,712
NEC Electronics Corp.	500	20,346
Net One Systems Co. Ltd.	9	18,502
NGK Insulators Ltd.	4,000	58,752
NGK Spark Plug Co. Ltd.	3,000	69,957
NHK Spring Co. Ltd.	2,000	25,315
Nichii Gakkan Co.	250	5,798
Nichirei Corp.	3,000	14,552
Nidec Corp.	1,600	131,300
Nikko Cordial Corp.	13,000	215,351
Nikon Corp.	4,000	71,699
Nintendo Co. Ltd.	1,500	224,271
Nippon Building Fund Inc.	5	46,298
Nippon Electric Glass Co. Ltd.	3,000	74,672
Nippon Express Co. Ltd.	11,000	62,422
Nippon Kayaku Co. Ltd.	2,000	17,704

Nippon Light Metal Co. Ltd.	6,000	16,565
Nippon Meat Packers Inc.	3,000	31,423
Nippon Mining Holdings Inc.	11,000	92,792
Nippon Oil Corp.	21,000	164,660
Nippon Paper Group Inc.	14	60,536
Nippon Sheet Glass Co. Ltd.	6,000	33,437
Nippon Shokubai Co. Ltd.	2,000	23,769
Nippon Steel Corp.	103,000	398,998
Nippon Telegraph & Telephone Corp.	85	364,652
Nippon Yusen Kabushiki Kaish	15,000	91,620
Nishi-Nippon City Bank Ltd.	7,000	38,177
Nishimatsu Construction Co.	4,000	16,379
Nissan Chemical Industries	3,000	50,920
Nissan Motor Co. Ltd.	36,800	437,042
Nisshin Seifun Group Inc.	3,300	33,725
Nisshin Steel Co. Ltd.	12,000	41,592
Nisshinbo Industries Inc.	2,000	22,410
Nissin Food Products Co. Ltd.	1,400	43,291
Nitori Co. Ltd.	500	26,037
Nitto Denko Corp.	2,800	237,625
NOK Corp.	1,600	43,087
Nomura Holdings Inc.	28,600	637,769
Nomura Real Estate Office Fund Inc.	3	25,460
Nomura Research Institute	300	36,775
NSK Ltd.	6,000	52,092
NTN Corp.	6,000	47,556
NTT Data Corp.	20	96,164
NTT DoCoMo Inc.	275	406,490
NTT Urban Development Corp.	4	34,660
Obayashi Corp.	9,000	73,245
OBIC Co. Ltd.	100	21,085
Odakyu Electric Railway Co.	9,000	55,736
Oji Paper Co. Ltd.	12,000	73,805
Oki Electric Industries Co. Ltd.	7,000	22,359
Okumura Corp.	3,000	16,514
Olympus Corp.	4,000	117,572
Omron Corp.	3,200	91,883
Onward Kashiyama Co. Ltd.	2,000	35,340
Oracle Corp.	500	25,018
Oriental Land Co. Ltd.	700	40,615
Orix Corp.	1,400	435,883
Osaka Gas Co. Ltd.	29,000	105,441
Pioneer Corp.	2,100	33,931
Promise Co. Ltd.	1,350	81,655
QP Corp.	1,200	12,141
Rakuten Inc.	60	54,539
Resona Holdings Inc. (a)	77	264,920
Ricoh Co. Ltd.	11,000	214,926
Rinnai Corp.	400	11,995
Rohm Co. Ltd.	1,900	200,951
Ryohin Keikaku Co. Ltd.	300	25,154
Sanden Corp.	1,000	4,400
Sanken Electric Co. Ltd.	2,000	34,235
Sankyo Co. Ltd.	700	48,167
Santen Pharmaceutical Co. Ltd.	1,000	24,041
Sanwa Shutter Corp.	2,000	13,099
Sanyo Electric Co. Ltd. (a)	24,000	65,854
Sapporo Breweries	5,000	26,165
SBI Holdings Inc.	95	53,748
Secom Co. Ltd.	3,500	178,992
Sega Sammy Holdings Inc.	1,926	78,208
Seiko Epson Corp.	1,600	44,175
Seino Holdings Co. Ltd.	2,000	20,864
Sekisui Chemical	7,000	59,287
Sekisui House Ltd.	7,000	104,422
Seven & I Holdings Co. Ltd.	13,080	517,800
SFCG Co. Ltd.	80	18,098
Sharp Corp.	16,000	283,396
Shimachu Co. Ltd.	600	18,859
Shimamura Co. Ltd.	300	34,889
Shimano Inc.	1,200	36,087
Shimizu Corp.	9,000	65,523
Shin-Etsu Chemical Co. Ltd.	6,400	347,415
Shinko Securities Co. Ltd.	7,000	38,831
Shinsei Bank Ltd.	14,000	97,999
Shionogi & Co. Ltd.	5,000	82,020
Shiseido Co. Ltd.	6,000	111,626
Shizuoka Bank Ltd.	9,000	90,830
Showa Denko K.K.	14,000	62,201
Showa Shell Sekiyu K.K.	2,500	28,374
Skylark Co. Ltd.	1,200	21,459
SMC Corp.	800	124,640
Softbank Corp.	12,400	363,420
Sojitz Holdings Corp. (a)	2,900	17,147
Sompo Japan Insurance Inc.	13,000	188,515
Sony Corp.	16,000	740,772
Stanley Electric Co. Ltd.	2,200	46,910
Sumitomo Bakelite Co. Ltd.	3,000	27,167
Sumitomo Chemical Co. Ltd.	27,000	219,734
Sumitomo Corp.	18,000	256,280
Sumitomo Electric Industries	13,000	205,964
Sumitomo Heavy Industries	8,000	76,864
Sumitomo Metal Industries	69,000	296,012
Sumitomo Metal Mining Co. Ltd.	8,000	111,592
Sumitomo Mitsui Financial Group Inc.	96	1,060,188
Sumitomo Osaka Cement Co. Ltd.	5,000	18,222
Sumitomo Realty & Development Co. Ltd.	6,000	166,164
Sumitomo Rubber Industries	2,000	26,131
Sumitomo Trust & Banking	19,000	219,836
Surgua Bank Ltd.	3,000	40,547
Suzuken Co. Ltd.	880	27,585
T&D Holdings Inc.	3,600	281,358
Taiheiyo Cement Corp.	12,000	58,005
Taisei Corp.	14,000	67,077
Taisho Pharmaceutical Co. Ltd.	3,000	60,400

Taiyo Nippon Sanso Corp.	4,000	29,563
Taiyo Yuden Co. Ltd.	2,000	31,772
Takara Holdings Inc.	3,000	18,349
Takashimaya Co. Ltd.	4,000	60,961
Takeda Pharmaceutical Co. Ltd.	14,100	803,729
Takefuji Corp.	1,660	104,495
Takuma Co. Ltd.	1,000	8,121
Tanabe Seiyaku Co. Ltd.	3,000	33,258
TDK Corp.	1,800	135,633
Teijin Ltd.	12,000	79,820
Teikoku Oil Co. (c)	3,000	36,215
Terumo Corp.	2,500	82,190
The Daimaru Inc.	3,000	44,191
THK Co. Ltd.	1,400	44,956
TIS Inc.	500	13,507
Tobu Railway Co. Ltd.	11,000	57,843
Toda Corp.	3,000	13,456
Toho Co. Ltd.	2,200	42,425
Tohoku Electric Power	6,500	140,530
Tokuyama Corp.	3,000	50,869
Tokyo Broadcasting System	700	18,791
Tokyo Electric Power Co.	18,700	466,249
Tokyo Electron Ltd.	2,500	172,450
Tokyo Gas Co. Ltd.	33,000	144,374
Tokyo Steel Mfg. Co. Ltd.	1,500	30,455
Tokyo Style Co. Ltd.	1,000	11,902
Tokyo Tatemono Co. Ltd.	3,000	32,723
Tokyu Corp.	13,000	87,576
Tokyu Land Corp.	5,000	44,684
TonenGeneral Sekiyu KK	5,000	50,886
Toppan Printing Co. Ltd.	10,000	138,640
Toray Industries Inc.	23,000	188,353
Toshiba Corp.	48,000	278,911
Tosoh Corp.	7,000	34,966
Toto Ltd.	4,000	37,141
Toyo Seikan Kaisha Ltd.	2,600	47,156
Toyo Suisan Kaisha Ltd.	2,000	30,531
Toyobo Co. Ltd.	10,000	30,922
Toyoda Gosei Co. Ltd.	900	19,726
Toyota Industries Corp.	2,800	114,412
Toyota Motor Corp.	46,300	2,529,066
Toyota Tsusho Corp.	4,000	108,397
Trend Micro Inc.	1,500	52,627
UBE Industries Ltd.	14,000	41,269
Uni-Charm Corp.	600	29,461
Uniden Corp.	1,000	16,039
UNY Co. Ltd.	3,000	47,989
Ushio Inc.	2,000	47,657
USS Co. Ltd.	350	23,846
Wacoal Corp.	2,000	27,184
West Japan Railway Co.	25	105,552
Yahoo! Japan Corp.	264	161,026
Yakult Honsha Co. Ltd.	2,000	47,997
Yamada Denki Co. Ltd.	1,300	149,862
Yamaha Corp.	2,700	47,708
Yamaha Motor Co. Ltd.	2,600	64,274
Yamato Holdings Co. Ltd.	6,000	122,839
Yamazaki Baking Co. Ltd.	2,000	15,648
Yaskawa Electric Corp.	3,000	33,870
Yokogawa Electric Corp.	3,000	53,392
Zeon Corp.	3,000	38,687

		45,131,886

NETHERLANDS—3.27%
ABN Amro Holdings NV	28,583	857,199
Aegon NV	23,218	429,772
Akzo Nobel NV	4,450	236,216
ASML Holding NV (a)	7,049	143,980
Buhrmann NV	1,538	27,220
Corio NV	662	42,732
DSM NV	2,244	102,496
Getronics NV	1,757	21,277
Hagemeyer NV (a)	7,243	36,613
Heineken NV	3,622	137,513
ING Groep NV	29,928	1,182,686
Koninklijke Ahold NV (a)	24,926	196,097
Koninklijke KPN NV	30,516	344,021
Koninklijke Numico NV (a)	2,268	100,376
OCE NV	1,230	22,320
Philips Electronics NV	21,088	712,949
Qiagen NV (a)	2,043	30,214
Randstad Holding NV (a)	699	41,443
Reed Elsevier NV	11,455	164,268
Rodamco Europe NV	645	64,778
SBM Offshore NV	500	50,155
TNT NV	6,613	229,025
Unilever NV-CVA	9,250	642,496
Vedior NV-CVA	2,456	48,141
VNU NV	3,600	117,084
Wereldhave NV	263	29,585
Wolters Kluwer—CVA	4,301	107,297

		6,117,953

NEW ZEALAND—0.14%
Auckland International Airport	12,792	16,058
Contact Energy Ltd.	4,623	22,075
Fisher & Paykel Appliances Class H	2,401	6,264
Fisher & Paykel Healthcare Class C	6,712	17,099
Fletcher Building Ltd.	6,357	34,815
Kiwi Income Property Trust	6,353	5,004
Sky City Entertainment Group	5,666	18,688
Sky Network Television Ltd.	3,715	14,608
Telecom Corp. of New Zealand	29,393	100,202
The Warehouse Group Ltd.	2,278	5,425
Tower Ltd. (a)	4,553	7,312

Vector Ltd. (a)	3,861	6,676
Waste Management Ltd.	2,027	10,590

		264,816

NORWAY—0.76%
DNB NOR ASA	11,428	153,885
Frontline Ltd.	839	27,972
Norsk Hydro ASA	2,290	317,272
Norske Skogindustrier ASA	2,662	45,086
Orkla AS Class A	2,876	142,621
Petroleum Geo-Services (a)	777	36,219
Prosafe ASA	533	27,855
Schibsted ASA	662	18,232
Statoil ASA	10,891	314,080
Stolt Offshore SA (a)	2,881	45,278
Stolt-Nielsen SA	507	15,704
Storebrand ASA	3,208	35,855
Tandberg ASA	1,880	16,996
Tandberg Television ASA (a)	819	17,183
Telenor ASA	13,115	141,081
Tomra Systems ASA	3,082	24,689
Yara International ASA	3,074	48,898

		1,428,906

PORTUGAL—0.30%
Banco BPI SA	4,836	34,470
Banco Comercial Portugues-R	27,801	88,632
Banco Espirito Santo	2,040	37,217
Brisa-Auto Estradas de Portugal SA	4,821	47,453
Cimpor-Cimentos De Portugal	2,953	19,724
Energias De Portugal SA	29,732	116,773
Jeronimo Martins	651	11,261
Portugal Telecom SGPS SA	12,669	153,727
PT Multimedia Servicos	1,318	16,137
Sonae Industria SGPS SA (a) New	809	7,551
Sonae SGPS SA	11,939	19,538

		552,483

SINGAPORE—0.79%
Allgreen Properties Ltd.	6,000	5,790
Ascendas Real Estate Investment Trust	18,900	25,371
Capitaland Ltd.	15,000	44,912
Capitamall Trust	7,000	10,263
Chartered Semiconductor Mfg. Ltd. (a)	18,000	17,482
City Developments Ltd.	7,000	46,768
Comfortdelgro Corp. Ltd.	30,000	31,178
Cosco Corp. Singapore Ltd.	8,000	6,087
Creative Technology Ltd.	650	4,745
Datacraft Asia Ltd. (a)	4,000	4,520
DBS Group Holdings Ltd.	18,652	188,078
Fraser & Neave Ltd.	2,760	33,806
Haw Par Corp. Ltd.	2,792	10,277
Jardine Cycle & Carriage Ltd.	2,004	13,761
Keppel Corp. Ltd.	8,000	68,296
Keppel Land Ltd.	6,000	18,336
Neptune Orient Lines Ltd.	8,000	10,789
Noble Group Ltd.	12,000	9,131
Olam International Ltd.	9,000	9,521
Oversea-Chinese Banking Corp.	36,840	152,693
Parkway Holdings Ltd.	10,000	15,218
Sembcorp Industries Ltd.	12,220	26,458
Sembcorp Logistics Ltd.	4,200	4,599
Sembcorp Marine Ltd.	12,000	21,157
Singapore Petroleum Co. Ltd.	2,000	6,434
Singapore Airlines Ltd.	10,000	86,607
Singapore Exchange Ltd.	13,000	32,168
Singapore Land Ltd.	2,000	8,599
Singapore Post Ltd.	15,000	11,135
Singapore Press Holdings Ltd.	22,000	61,243
Singapore Technologies Engineering	17,000	32,601
Singapore Telecommunications	110,000	180,328
SMRT Corp. Ltd.	17,000	11,779
Stats Chippac Ltd. (a)	16,000	12,768
Suntec REIT	10,000	8,166
United Overseas Bank	19,392	187,142
United Overseas Land Ltd.	5,639	10,081
Venture Corp. Ltd.	4,000	31,673
Want Want Holdings Ltd.	4,000	5,040
Wing Tai Holdings Ltd.	8,000	9,403

		1,474,403

SPAIN—3.55%
Abertis Infraestructuras SA	3,360	87,121
AC. Acerinox	2,997	49,081
Acciona SA	489	76,200
ACS Actividades de Cons Y Serv	3,859	149,973
Aguas De Barcelona	8	204
Aguas De Barcelona Class A	818	21,478
Altadis SA	4,508	202,190
Antena 3 de Television SA	1,176	30,350
Banco Bilbao Vizcaya Argentaria SA	54,831	1,144,547
Banco Popular Espanol	12,610	185,876
Banco Santander Central Hispano SA	95,222	1,390,909
Cintra Concesiones De Infrae (a)	2,827	36,702
Corporacion Mapfre SA	1,686	34,356
Ebro Puleva SA	1,129	20,583
Endesa SA	14,616	471,995
Fomento De Construct Y Contra	661	48,957
Gamesa Corp Technologica	1,414	27,202
Gas Natural SDG SA	2,708	78,422
Grupo Ferrovial	945	76,407
Iberdrola SA	13,511	436,311
Iberia (Lineas Aer De Espana)	5,885	16,265
Inditex	3,260	125,864

Indra Sistemas SA	1,873	38,098
Inmobiliaria Colonial SA	419	29,459
Metrovacesa SA	805	68,405
NH Hoteles SA	1,022	17,604
Promotora De Infom SA	1,117	20,649
Repsol YPF SA	14,629	415,668
Sacyr Vallehermoso SA	1,676	57,089
Sogecable (a)	549	21,955
Telefonica Publicidad e Information SA	2,123	23,676
Telefonica SA	72,129	1,132,280
Union Fenosa SA	1,990	75,673
Zeltia SA	3,034	24,053

		6,635,602

SWEDEN—2.30%
Alfa Laval AB	1,527	41,088
ASSA Abloy AB Class B	4,542	84,296
Atlas Copco AB Class A	5,006	140,808
Atlas Copco AB Class B	3,221	84,188
Axfood AB	402	9,991
Billerud Aktiebolag	843	13,534
Capio AB (a)	1,035	19,342
Castellum AB	791	33,475
D. Carnegie & Co. AB	700	14,745
Electrolux AB Class B	4,734	135,894
Elekta AB Class B	1,455	24,014
Eniro AB	2,294	26,517
Ericsson LM Class B	236,188	897,932
Fabege AB	1,086	22,875
Gambro AB Class A	2,436	29,097
Gambro AB Class B	1,242	14,915
Getinge AB Class B	2,617	42,351
Hennes & Mauritz AB Class B	7,948	289,915
Hoganas AB Class B	301	7,307
Holmen AB Class B	780	32,960
Lundin Petroleum AB (a)	2,310	26,702
Modern Times Group (a)	727	34,175
Nordea Bank AB	36,142	446,793
OMX AB (a)	974	18,640
Oriflame Cosmetics SA	400	13,332
Sandvik AB	3,558	210,441
SAS AB (a)	1,227	17,178
Scania AB Class B	1,444	62,687
Securitas AB Class B	4,232	81,532
Skandinaviska Enskilda Bank Class A	7,753	192,186
Skanska AB Class B	5,698	93,310
SKF AB Class B	5,579	91,003
SSAB Svenskt AB Series A	850	40,721
SSAB Svenskt AB Series B	547	24,344
Svenska Cellulosa AB Class B	3,433	150,797
Svenska Handelsbanken	7,715	214,530
Swedish Match AB	5,142	70,336
Tele2 AB Class B	4,780	56,482
Telelogic AB (a)	3,317	9,160
TeliaSonera AB	30,577	183,403
Trelleborg AB Class B	1,248	29,093
Volvo AB Class A	1,460	66,757
Volvo AB Class B	3,770	176,495
Wihlborgs Fastigheter AB (a)	217	6,605
WM Data AB	5,077	16,628

		4,298,574

SWITZERLAND—6.41%
ABB Ltd. (a)	33,954	428,512
Adecco SA	1,977	110,495
Ciba Specialty Chemicals AG	1,006	60,162
Clariant AG (a)	3,593	55,682
Compagnie Financiere Richemont AG Class A	8,140	390,310
Credit Suisse Group	18,920	1,061,796
Geberit AG Reg	56	53,489
Givaudan	100	76,873
Holcim Ltd.	2,716	216,288
Kudelski SA Bearer	497	14,165
Kuehne & Nagel International AG	82	26,580
Kuoni Reisen Holding (a)	38	19,708
Logitech International SA (a)	1,154	46,126
Lonza Group AG	532	36,468
Micronas Semiconductor (a)	502	16,002
Nestle SA	6,490	1,926,909
Nobel Biocare Holding AG	353	78,605
Novartis AG	37,642	2,093,709
Phonak Holding AG	687	39,108
PSP Swiss Property AG (a)	541	26,937
Rieter Holding AG	62	24,734
Roche Holding AG	11,048	1,645,185
Schindler Holding AG	750	39,990
Serono SA Class B	93	64,821
SGS SA	62	57,460
SIG Holding AG	93	19,835
Straumann Holding AG	119	27,115
Sulzer AG	51	34,803
Swiss Reinsurance	4,824	337,156
Swisscom AG	349	113,125
Syngenta AG (a)	1,743	244,979
Synthes Inc. (a)	675	74,054
The Swatch Group AG	1,009	35,144
The Swatch Group AG Class B	503	84,473
UBS AG	16,751	1,840,303
Unaxis Holding AG (a)	97	27,684
Valora Holding AG (a)	58	12,270
Zurich Financial Services (a)	2,277	534,989

		11,996,044

UNITED KINGDOM—22.20%
3I Group PLC	8,495	138,719
Aegis Group PLC	15,694	37,263
Aggreko PLC	4,131	22,683
Alliance Unichem PLC	3,864	60,111
AMEC PLC	4,853	33,957
Amvescap PLC	12,875	120,042
Anglo American PLC	22,873	880,840
ARM Holdings PLC	20,557	47,560
Arriva PLC	2,835	30,297
Associated British Ports Holdings PLC	4,120	51,755
AstraZeneca PLC	25,174	1,267,542
Aviva PLC	38,888	539,817
BAA PLC	17,807	256,305
BAE Systems PLC	52,700	384,988
Balfour Beatty PLC	6,390	41,272
Barclays PLC	101,599	1,188,062
Barratt Developments PLC	4,434	81,527
BBA Group PLC	6,899	33,629
Bellway PLC	1,627	34,887
BG Group PLC	57,399	717,047
BHP Billiton PLC	39,939	729,153
BOC Group PLC	8,371	224,843
Boots Group PLC	8,293	103,599
Bovis Homes Group PLC	1,750	27,255
BP PLC	330,184	3,789,394
Brambles Industries PLC	10,855	81,183
British Airways PLC (a)	7,855	48,177
British American Tobacco PLC	25,571	618,903
British Land Co. PLC	8,818	190,000
British Sky Broadcasting PLC	20,273	190,075
Brixton PLC	3,680	31,436
BT Group PLC	134,435	518,176
Bunzl PLC	5,129	60,823
Burberry Group PLC	5,787	46,571
Cadbury Schweppes PLC	33,624	333,932
Capita Group PLC	11,833	94,405
Carnival PLC	2,548	125,198
Cattles PLC	4,859	31,067
Centrica PLC	55,023	268,927
Close Brothers Group PLC	1,821	33,720
Cobham PLC	16,230	52,977
Compass Group PLC	32,345	128,183
Cookson Group PLC (a)	2,731	24,515
Corus Group PLC	68,442	104,573
Daily Mail & General NV	4,634	55,838
De La Rue PLC	2,213	21,440
Diageo PLC	46,677	734,654
DSG International PLC	33,300	106,673
Electrocomponents PLC	6,845	33,277
EMAP PLC	3,934	60,176
EMI Group PLC	11,954	52,511
Enterprise Inns	5,892	97,389
First Choice Holidays PLC	7,204	26,923
FirstGroup PLC	5,780	42,626
FKI PLC	9,705	21,231
Friends Provident PLC	27,585	99,860
Gallaher Group PLC	9,785	142,709
GKN PLC	11,565	66,765
GlaxoSmithKline PLC	93,042	2,431,240
Great Portland Estates	2,365	20,121
Group 4 Securicor PLC	16,107	52,925
GUS PLC	13,968	255,858
Hammerson PLC	4,119	88,680
Hanson PLC	11,096	145,261
Hays PLC	25,150	70,849
HBOS PLC	60,312	1,006,328
HMV Group PLC	6,211	18,413
HSBC Holdings PLC	180,218	3,019,519
ICAP PLC	6,833	53,090
IMI PLC	5,051	49,637
Imperial Chemical Industries PLC	17,327	104,091
Imperial Tobacco Group PLC	11,537	341,931
Inchcape PLC	1,092	49,428
Intercontinental Hotels Group PLC	7,682	125,576
International Power PLC (a)	25,853	127,031
Intertek Group PLC	2,410	34,416
Invensys PLC (a)	76,382	30,502
iSOFT Group PLC	3,512	8,933
ITV PLC	60,438	125,136
Johnson Matthey PLC	3,433	83,209
Kelda Group PLC	5,624	76,994
Kesa Electricals PLC	7,775	42,118
Kingfisher PLC	38,221	158,935
Ladbrokes PLC	27,330	184,587
Land Securities Group PLC	7,695	257,589
Legal and General Group PLC	106,738	263,160
Liberty International PLC	3,419	69,870
Lloyds TSB Group PLC	90,234	862,462
LogicaCMG PLC	17,725	60,242
London Stock Exchange PLC	3,964	72,679
Man Group PLC	4,783	204,706
Marks & Spencer Group PLC	27,173	262,552
Meggitt PLC	7,332	44,301
MFI Furniture Group PLC	9,514	17,716
Misys PLC	7,550	29,429
Mitchells & Butler	7,660	63,639
National Express Group PLC	1,974	32,389
National Grid PLC	43,379	431,189
Next PLC	3,925	112,444
Old Mutual PLC	88,038	307,624
Pearson PLC	11,968	165,820
Persimmon PLC	4,803	110,745
Pilkington PLC	15,883	44,675
Premier Farnell PLC	5,332	19,719
Provident Financial PLC	3,617	44,368
Prudential PLC	39,427	456,938

Punch Taverns PLC	3,930	57,488
Rank Group PLC	9,223	36,110
Reckitt Benckiser PLC	9,956	350,217
Reed Elsevier PLC	18,761	179,807
Rentokil Intial PLC	27,854	75,444
Resolution PLC	2,834	32,992
Reuters Group PLC	24,024	165,387
Rexam PLC	8,359	80,912
Rio Tinto PLC	16,893	857,036
Rolls Royce Group (a)	26,406	209,981
Rolls Royce Group Class B Future Entitlement (a) (c)	1,420,643	2,467
Royal & Sun Alliance Insurance Group PLC	43,432	103,876
Royal Bank of Scotland Group	50,928	1,656,177
Royal Dutch Shell PLC Class A	62,743	1,958,697
Royal Dutch Shell PLC Class B	43,446	1,412,108
Sabmiller PLC	13,646	269,151
Sage Group PLC	19,770	94,481
Sainsbury	20,353	117,499
Schroders PLC	1,750	36,127
Scottish & Newcastle PLC	11,093	100,153
Scottish & Southern Energy PLC	14,020	275,554
Scottish Power PLC	28,531	288,305
Serco Group PLC	6,684	36,556
Severn Trent PLC	6,131	118,904
Signet Group PLC	26,676	50,716
Slough Estates PLC	5,900	68,327
Smith & Nephew PLC	14,257	126,491
Smiths Group PLC	8,288	141,454
SSL International PLC	2,302	12,860
Stagecoach Group	11,851	23,663
Tate & Lyle PLC	6,937	68,773
Taylor Woodrow PLC	8,540	59,903
Telent PLC (a)	850	7,445
Tesco PLC	126,761	726,293
The Berkeley Group Holdings PLC (a)	1,551	31,911
The Davis Service Group PLC	2,333	20,182
TI Automotive Ltd. (a) (c)	7,024	—
Tomkins PLC	11,645	67,985
Travis Perkins PLC	1,646	47,698
Trinity Mirror PLC	4,523	44,762
Unilever PLC	43,640	446,285
United Business Media PLC	4,343	54,707
United Utilities PLC	13,187	157,867
Vodafone Group PLC	989,788	2,070,816
Whitbread PLC	3,878	79,856
William Hill PLC	5,644	58,747
Wimpey (George) PLC	5,627	54,662
Wolseley PLC	9,750	239,368
WPP Group PLC	19,719	236,407
Yell Group PLC	10,366	97,999

		41,537,130

TOTAL COMMON STOCKS (cost $133,023,780)		176,958,840

PREFERRED STOCKS—0.20%

GERMANY—0.20%
Henkel KGaA	879	102,791
Porsche AG PFD	117	112,043
ProSiebenSat.1 Media AG	1,119	29,164
RWE AG-Non Vtg PFD	640	50,001
Volkswagen AG PFD	1,577	86,578
		380,577

TOTAL PREFERRED STOCKS (cost $213,712)		380,577

	Shares or principal amount	Value
EXCHANGE-TRADED FUNDS—0.44%
IShares MSCI EAFE Index Fund	12,751	$829,070

TOTAL EXCHANGE-TRADED FUNDS (cost $753,686)		829,070

REPURCHASE AGREEMENT—2.37%
Investors Bank & Trust
Repurchase Agreement, (d)
3.25%, to be repurchased at
$4,434,098 on 04/03/2006	4,432,897	4,432,897

TOTAL REPURCHASE AGREEMENT (cost $4,432,897)		4,432,897

TOTAL INVESTMENTS — 97.60% (cost $138,424,075)		182,601,384

Cash (e) And Other Assets, Net of Liabilities — 2.40%		4,489,158

NET ASSETS — 100.0%		$187,090,542

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$52,578,794	28.10%
Consumer Discretionary	21,619,204	11.56
Industrials	19,249,113	10.29
Materials	14,713,021	7.86
Energy	13,897,227	7.43
Health Care	13,466,398	7.20
Consumer Staples	13,171,249	7.04
Information Technology	10,752,977	5.75
Utilities	8,988,517	4.80
Telecommunication Services	8,902,917	4.76

Total Stocks	177,339,417	94.79
Exchange-Traded Funds	829,070	0.44
Repurchase Agreement	4,432,897	2.37
Cash and Other Assets, Net of Liabilities	4,489,158	2.40

Net Assets	$187,090,542	100.00%

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Security valued at fair value.

(d)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 7.38%, a maturity date of January 25, 2024, and a market value of $4,654,542 as of March 31, 2006.

(e)	At March 31, 2006, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 31.85% of the investment securities are denominated in the Euro, followed by 24.72% in the Japanese Yen, 22.75% in the British Pound, 6.57% in the Swiss Franc, 4.94% in the Australian Dollar, 2.89% in the United States Dollar and 2.35% in the Swedish Krone. The remaining investment securities representing 3.93% of total investments, are denominated in five currencies, each of which represents less than 1.56% of total investments.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

Schedule of Investments

March 31, 2006

(Unaudited)

	Shares	Value
REGISTERED INVESTMENT COMPANIES—99.70%
State Farm Mutual Fund Trust Bond Fund Institutional Shares (37.70%) (a)	6,903,700	$70,417,743
State Farm Mutual Fund Trust Equity Fund Institutional Shares (62.00%) (a)	13,920,173	115,815,837

TOTAL REGISTERED INVESTMENT COMPANIES (cost $181,171,135)		186,233,580

TOTAL INVESTMENTS — 99.70% (cost $181,171,135)		186,233,580

CASH AND OTHER ASSETS, NET OF LIABILITIES — 0.30%		552,370

NET ASSETS — 100.00%		$186,785,950

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Principal amount	Value
CORPORATE BONDS—44.29%

AEROSPACE/DEFENSE—0.34%
General Dynamics Corp.
4.250%, 05/15/2013	1,000,000	931,173

AGRICULTURE, FOODS, & BEVERAGE—2.99%
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	987,183
Bottling Group LLC
2.450%, 10/16/2006	500,000	492,481
General Mills Inc.
2.625%, 10/24/2006	500,000	491,830
Kellogg Co.
2.875%, 06/01/2008	500,000	474,717
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	941,572
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	955,879
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	960,991
ConAgra Inc.
7.875%, 09/15/2010	500,000	539,504
Kellogg Co.
6.600%, 04/01/2011	500,000	522,823
General Mills Inc.
6.000%, 02/15/2012	500,000	509,366
Bottling Group LLC
4.625%, 11/15/2012	500,000	476,362
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	477,619
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	474,012

		8,304,339

AUTOMOTIVE—2.08%
Daimler Chrysler North America
6.400%, 05/15/2006	500,000	500,575
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	984,563
6.150%, 04/05/2007	500,000	491,080
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	931,879
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	949,298
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	457,248
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	500,000	488,750
General Motors Acceptance Corp.
6.875%, 09/15/2011	500,000	466,040
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	508,534

		5,777,967

BANKS—2.95%
JPMorgan Chase & Co.
3.625%, 05/01/2008	$500,000	$483,248
Bank One Corp.
2.625%, 06/30/2008	1,000,000	944,444
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	955,762
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	959,726
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	954,465
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	488,962
Bank of New York
4.950%, 01/14/2011	1,000,000	980,657
Wachovia Corp.
5.350%, 03/15/2011	500,000	498,024
US Bank NA
4.950%, 10/30/2014	500,000	478,070
Fifth Third Bank
4.750%, 02/01/2015	500,000	469,721
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	478,845
Wachovia Bank NC
5.600%, 03/15/2016	500,000	495,109

		8,187,033

BUILDING MATERIALS & CONSTRUCTION—1.21%
Cooper Industries Ltd. (a)
5.250%, 11/15/2012	1,000,000	981,013
Hanson Australia Funding
5.250%, 03/15/2013	500,000	479,703
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	474,208
CRH America Inc.
5.300%, 10/15/2013	1,000,000	968,376
Masco Corp.
4.800%, 06/15/2015	500,000	455,713

		3,359,013

CHEMICALS—1.09%
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	943,743
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	457,901
4.875%, 04/30/2014	500,000	476,390
PPG Industries Inc.
7.400%, 08/15/2019	500,000	557,362
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	577,049

		3,012,445

COMMERCIAL SERVICE/SUPPLY—1.20%
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	481,617
First Data Corp.
4.500%, 06/15/2010	500,000	480,556
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	496,995
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	475,472
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	917,436
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	476,026

		3,328,102

COMPUTERS—0.18%
International Business Machines Corp.
4.250%, 09/15/2009	500,000	484,184

CONSUMER & MARKETING—2.10%
The Gillette Co.
2.500%, 06/01/2008	500,000	472,406
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	478,659
Clorox Co.
4.200%, 01/15/2010	500,000	477,243
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	467,063
Avon Products Inc.
5.125%, 01/15/2011	500,000	491,139
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	467,595
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	477,359
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	967,772
Clorox Co.
5.000%, 01/15/2015	500,000	475,052
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,054,321

		5,828,609

ELECTRONIC/ELECTRICAL MFG.—0.99%
Raytheon Co.
6.550%, 03/15/2010	500,000	518,389
Emerson Electric Co.
7.125%, 08/15/2010	315,000	336,591
General Electric Co.
5.000%, 02/01/2013	500,000	486,350
Emerson Electric Co.
4.500%, 05/01/2013	500,000	472,155
4.750%, 10/15/2015	1,000,000	944,928

		2,758,413

FINANCIAL SERVICES—3.84%
Caterpillar Financial Services Corp.
5.950%, 05/01/2006	500,000	500,347
2.700%, 07/15/2008	500,000	472,376
Bank of New York
5.050%, 03/03/2009	500,000	496,043
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	500,000	487,934
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	957,894
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	956,789
SLM Corp.
4.500%, 07/26/2010	1,000,000	954,430
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	977,724
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	979,565
American Express Credit
5.000%, 12/02/2010	1,000,000	984,263
Household Finance Corp.
5.250%, 01/14/2011	500,000	493,894
Citigroup Inc.
5.125%, 05/05/2014	500,000	485,604
Goldman Sachs Group Inc.
5.500%, 11/15/2014	500,000	490,945
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	479,513
Verizon Network Funding Corp.
4.900%, 09/15/2015	500,000	462,411
Citigroup Inc.
5.300%, 01/07/2016	500,000	486,592

		10,666,324

FOREST PRODUCTS & PAPER—0.75%
International Paper Co.
6.750%, 09/01/2011	500,000	519,292
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	516,287
International Paper Co.
5.250%, 04/01/2016	500,000	461,510
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	595,937

		2,093,026

HEALTH CARE—5.18%
Abbott Laboratories
6.400%, 12/01/2006	500,000	503,546
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	972,047
Abbott Laboratories
3.500%, 02/17/2009	500,000	476,714
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	971,704
Amgen Inc.
4.000%, 11/18/2009	500,000	478,188
Genentech Inc.
4.400%, 07/15/2010	1,000,000	963,660
Medtronic Inc.
4.375%, 09/15/2010	500,000	481,118
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	465,276
Wyeth
5.500%, 03/15/2013	500,000	494,324
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	472,345
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	922,173
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	989,373
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	952,685
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	930,836
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	993,938
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	964,708
Amgen Inc.
4.850%, 11/18/2014	500,000	475,262
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	468,959
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	922,151
Medtronic Inc.
4.750%, 09/15/2015	500,000	469,837

		14,368,844

MACHINERY & MANUFACTURING—3.07%
United Technologies Corp.
4.375%, 05/01/2010	500,000	482,354
Deere & Co.
7.850%, 05/15/2010	500,000	543,814
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	983,368
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	479,313
Goodrich Corp.
7.625%, 12/15/2012	500,000	551,800
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	479,977
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	707,845
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	955,154
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	938,566
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	471,856
Dover Corp.
4.875%, 10/15/2015	1,000,000	948,425
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	987,113

		8,529,585

MEDIA & BROADCASTING—1.04%
The Walt Disney Co.
5.500%, 12/29/2006	500,000	501,063
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	552,250
New York Times Co.
4.500%, 03/15/2010	500,000	478,500
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	884,228
New York Times Co.
5.000%, 03/15/2015	500,000	465,759

		2,881,800

MINING & METALS—1.65%
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	936,656
Alcoa Inc.
7.375%, 08/01/2010	500,000	535,773
BHP Billiton Finance
5.000%, 12/15/2010	500,000	491,566
Alcoa Inc.
6.500%, 06/01/2011	250,000	260,821
BHP Billiton Finance
4.800%, 04/15/2013	500,000	478,564
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	942,615
Alcan Inc.
5.000%, 06/01/2015	1,000,000	943,033

		4,589,028

OIL & GAS—1.09%
BP Capital Markets PLC
2.625%, 03/15/2007	1,000,000	974,685

ChevronTexaco Capital Co.
3.500%, 09/17/2007	500,000	488,499
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	561,134
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	514,634
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	486,335

		3,025,287

RETAILERS—3.47%
Safeway Inc.
4.125%, 11/01/2008	1,000,000	965,369
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	979,625
CVS Corp.
4.000%, 09/15/2009	1,000,000	953,927
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	951,899
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	955,034
Home Depot Inc.
4.625%, 08/15/2010	500,000	486,980
Safeway Inc.
4.950%, 08/16/2010	500,000	484,882
Albertson’s Inc.
7.500%, 02/15/2011	500,000	508,241
Home Depot Inc.
5.200%, 03/01/2011	500,000	496,810
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	950,815
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	916,817
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	962,895

		9,613,294

TELECOM & TELECOM EQUIPMENT—2.72%
Cingular Wireless
5.625%, 12/15/2006	500,000	501,233
GTE North Inc.
5.650%, 11/15/2008	500,000	498,470
Vodafone Group PLC
7.750%, 02/15/2010	500,000	535,810
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	544,517
Verizon Communications
5.350%, 02/15/2011	1,000,000	986,660
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	991,466
Vodafone Group PLC
5.500%, 06/15/2011	500,000	495,380
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	514,571
Alltel Corp.
7.000%, 07/01/2012	500,000	537,680
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	956,362
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	972,946

		7,535,095

UTILITIES & ENERGY—6.35%
Alabama Power Co.
7.125%, 10/01/2007	300,000	307,539
3.125%, 05/01/2008	500,000	478,475
Pacificorp
4.300%, 09/15/2008	1,000,000	976,767
Duke Energy Corp.
4.500%, 04/01/2010	500,000	482,894
Progress Energy Florida
4.500%, 06/01/2010	500,000	481,868
Commonwealth Edison
4.740%, 08/15/2010	500,000	482,857
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	542,827
Reliant Energy
7.750%, 02/15/2011	500,000	541,482
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	513,689
Tampa Electric Co.
6.875%, 06/15/2012	500,000	532,336
Northern States Power Co.
8.000%, 08/28/2012	500,000	568,041
Southern California Gas
4.800%, 10/01/2012	500,000	481,850
Georgia Power
5.125%, 11/15/2012	200,000	195,208
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	976,066
Florida Power Corp.
4.800%, 03/01/2013	500,000	476,720
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	476,410
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	941,071
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	477,939
PSI Energy
5.000%, 09/15/2013	1,000,000	956,109
Boston Edison
4.875%, 04/15/2014	1,000,000	959,732

Union Electric Co.
5.500%, 05/15/2014	500,000	492,843
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	940,096
Union Elec Co.
4.750%, 04/01/2015	500,000	465,546
Commonwealth Edison
4.700%, 04/15/2015	500,000	463,684
Southwestern Electric Power
5.375%, 04/15/2015	500,000	483,447
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	489,953
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	980,182
Virginia Electric & Power
5.400%, 01/15/2016	500,000	481,145
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	468,545
Southern California Gas
5.450%, 04/15/2018	500,000	489,129

		17,604,450

TOTAL CORPORATE BONDS (cost $126,188,079)		122,878,011

TAXABLE MUNICIPAL BONDS—0.67%
Illinois State
3.850%, 06/01/2013	1,000,000	910,620
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	961,040

TOTAL TAXABLE MUNICIPAL BONDS (cost $1,998,494)		1,871,660

FOREIGN GOVERNMENT BONDS—0.18%
Province of Ontario
5.500%, 10/01/2008	500,000	503,676

TOTAL FOREIGN GOVERNMENT BONDS (cost $485,729)		503,676

GOVERNMENT AGENCY SECURITIES—31.02% (b)

AGENCY NOTES & BONDS—5.48%
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,046,442
4.500%, 07/15/2013	1,500,000	1,437,272
5.200%, 03/05/2019	2,000,000	1,897,516
5.300%, 05/12/2020	3,000,000	2,848,269
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	511,048
3.250%, 01/15/2008	3,000,000	2,907,537
3.250%, 08/15/2008	1,500,000	1,440,256
6.625%, 11/15/2010	1,000,000	1,059,479
4.375%, 09/15/2012	1,500,000	1,438,435
7.125%, 01/15/2030	500,000	619,354

		15,205,608

MORTGAGE-BACKED SECURITIES—25.54%
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	733,706	716,438
5.000%, 09/01/2018	665,321	650,070
5.000%, 09/01/2018	614,747	600,279
5.500%, 11/01/2018	626,566	622,723
4.500%, 11/01/2018	1,407,027	1,345,776
5.000%, 01/01/2019	679,707	663,064
5.000%, 04/01/2019	713,004	695,546
4.500%, 05/01/2019	764,144	729,934
4.000%, 05/01/2019	823,133	768,655
5.500%, 06/01/2019	1,015,953	1,009,380
5.000%, 01/01/2020	824,966	804,767
5.500%, 04/01/2020	875,924	870,234
5.500%, 07/01/2020	1,786,358	1,774,800
6.000%, 11/01/2028	91,866	92,170
6.500%, 06/01/2029	155,472	159,252
7.500%, 12/01/2030	14,284	14,928
7.000%, 07/01/2031	15,827	16,309
6.500%, 09/01/2031	29,077	29,721
6.000%, 11/01/2032	391,106	391,717
6.000%, 12/01/2032	194,459	194,762
5.500%, 05/01/2033	2,309,567	2,259,443
5.500%, 07/01/2033	1,521,926	1,488,896
5.000%, 08/01/2033	1,514,342	1,444,693
5.500%, 03/01/2034	862,503	843,400
5.000%, 04/01/2034	1,295,321	1,234,737
6.000%, 07/01/2034	1,869,608	1,871,893
5.000%, 05/01/2035	1,898,918	1,807,206
5.500%, 05/01/2035	1,862,830	1,819,361
4.500%, 08/01/2035	981,469	905,361
Federal National Mortgage Association
6.000%, 09/01/2013	321,210	325,516
5.500%, 12/01/2016	145,883	145,203
5.500%, 01/01/2017	85,327	84,929
5.500%, 01/01/2017	629,157	626,224
6.500%, 01/01/2017	77,545	79,400
5.500%, 02/01/2017	572,549	569,880
5.000%, 03/01/2017	678,490	663,317
6.000%, 04/01/2017	100,752	102,154
5.500%, 01/01/2018	413,043	410,956
5.000%, 02/01/2018	751,067	734,272
5.000%, 05/01/2018	567,832	554,814
5.000%, 05/01/2018	1,115,435	1,089,674
5.000%, 05/01/2018	1,101,927	1,076,478

4.500%, 05/01/2018	$1,352,380	$1,295,733
4.500%, 05/01/2018	1,361,672	1,304,636
4.500%, 03/01/2019	776,886	742,831
5.500%, 10/01/2019	1,601,988	1,592,810
5.000%, 11/01/2019	1,597,771	1,559,106
4.500%, 12/01/2019	850,297	813,769
5.000%, 06/01/2020	1,397,840	1,363,366
4.500%, 09/01/2020	1,439,370	1,374,241
7.500%, 09/01/2029	98,168	102,679
8.000%, 03/01/2030	17,505	18,675
6.500%, 05/01/2030	130,953	134,253
6.500%, 08/01/2031	37,559	38,427
7.000%, 08/01/2031	27,706	28,564
6.500%, 10/01/2031	89,700	91,773
6.000%, 11/01/2031	93,969	94,094
7.000%, 01/01/2032	105,444	108,708
6.000%, 03/01/2032	123,158	123,322
6.500%, 03/01/2032	52,186	53,391
6.500%, 04/01/2032	327,113	334,443
7.000%, 04/01/2032	115,686	119,175
6.500%, 05/01/2032	820,999	845,853
6.000%, 05/01/2032	93,434	93,521
6.500%, 06/01/2032	113,943	116,497
7.000%, 06/01/2032	185,132	190,715
7.000%, 06/01/2032	189,479	195,193
6.500%, 07/01/2032	241,775	247,193
6.000%, 08/01/2032	417,557	417,948
6.500%, 10/01/2032	561,664	574,250
5.500%, 10/01/2032	1,423,769	1,393,138
6.000%, 11/01/2032	500,369	500,838
6.000%, 01/01/2033	301,824	302,107
5.500%, 03/01/2033	484,339	473,717
5.500%, 03/01/2033	1,133,149	1,108,298
6.000%, 04/01/2033	688,422	688,790
5.000%, 05/01/2033	711,070	678,863
5.000%, 05/01/2033	991,931	947,002
5.000%, 08/01/2033	1,369,373	1,307,349
5.500%, 10/01/2033	1,036,395	1,013,666
5.000%, 03/01/2034	2,243,854	2,142,221
5.500%, 05/01/2034	1,547,736	1,512,999
6.000%, 07/01/2034	927,193	927,584
5.500%, 12/01/2034	2,149,542	2,101,298
5.500%, 04/01/2035	1,844,657	1,801,127
5.500%, 07/01/2035	2,311,063	2,256,527
5.000%, 10/01/2035	1,458,739	1,389,082
Government National Mortgage Association
6.000%, 05/15/2017	267,556	272,488
6.500%, 06/15/2028	156,858	162,786
6.000%, 11/15/2028	180,354	182,788
6.500%, 03/15/2029	175,185	181,906
7.000%, 06/15/2029	137,803	143,741
7.500%, 08/20/2030	42,368	44,107
6.500%, 11/15/2031	13,288	13,781
6.000%, 01/15/2032	107,441	108,794
5.500%, 10/15/2033	1,106,242	1,096,151
5.000%, 11/20/2033	1,390,875	1,344,029
6.000%, 12/20/2033	509,950	514,709

		70,873,384

TOTAL GOVERNMENT AGENCY SECURITIES (cost $88,667,005)		86,078,992

U.S. TREASURY OBLIGATIONS—21.25%
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,547,968
7.500%, 11/15/2016	1,500,000	1,812,538
8.125%, 08/15/2019	750,000	973,242
6.250%, 08/15/2023	3,000,000	3,402,423
6.875%, 08/15/2025	1,000,000	1,220,703
U.S. Treasury Notes
4.625%, 05/15/2006	3,000,000	2,999,532
6.500%, 10/15/2006	3,000,000	3,024,960
4.375%, 05/15/2007	3,000,000	2,983,827
6.125%, 08/15/2007	1,750,000	1,778,710
3.000%, 11/15/2007	2,000,000	1,942,656
5.500%, 02/15/2008	2,000,000	2,024,140
5.625%, 05/15/2008	3,000,000	3,046,992
4.750%, 11/15/2008	3,000,000	2,993,673
6.000%, 08/15/2009	4,600,000	4,766,212
6.500%, 02/15/2010	2,000,000	2,115,860
5.750%, 08/15/2010	4,000,000	4,145,780
5.000%, 08/15/2011	4,000,000	4,035,156
4.375%, 08/15/2012	4,000,000	3,896,092
4.000%, 11/15/2012	1,500,000	1,427,696
4.250%, 08/15/2013	4,000,000	3,847,188
4.750%, 05/15/2014	3,000,000	2,973,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,394,293)		58,959,098

SHORT-TERM INVESTMENTS — 1.80%
JPMorgan Treasury Plus Money Market Fund	4,979,345	$4,979,345

TOTAL SHORT-TERM INVESTMENTS (cost $4,979,345)		4,979,345

TOTAL INVESTMENTS — 99.21% (cost $282,712,945)		275,270,782

Other Assets, Net of Liabilities — 0.79%		2,201,231

NET ASSETS — 100.00%		$277,472,013

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security amounted to $981,013 or 0.35% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
LONG-TERM MUNICIPAL BONDS—98.31%(b)

CALIFORNIA—9.21%
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	$1,500,000	$1,590,645
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	940,374
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,489,595
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,596,210
State of California, General Obligation Bonds	5.250%	02/01/2019	A2	2,200,000	2,335,652
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A2	650,000	673,179
Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, 1996 Series B	4.750%	07/01/2021	Aaa	230,000	230,430
Metropolitan Water District Southern of California, Water Revenue Refunding Bonds, 1996 Series B (Prerefunded to 07-01-2006 @ 100) (c)	4.750%	07/01/2021	Aaa	155,000	155,518
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A2	600,000	623,346

					9,634,949

COLORADO—2.48%
Adams County, School District, Number 12, Colorado, General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007 @ 101) (c)	5.400%	12/15/2014	Aaa	440,000	457,393
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,437,639
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	694,926

					2,589,958

CONNECTICUT—1.47%
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	900,000	904,887
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @100) (c)	5.000%	01/15/2021	Aaa	600,000	636,684

					1,541,571

DELAWARE—1.63%
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,705,828

GEORGIA—3.06%
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000	5.500%	10/01/2014	Aa2	2,000,000	2,149,980
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,052,060

					3,202,040

IDAHO—1.50%
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	531,395
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,042,960

					1,574,355

ILLINOIS—1.03%
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,078,010

INDIANA—1.40%
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,469,135

IOWA—0.49%
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	500,000	515,850

KANSAS—7.62%
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	2,300,000	2,484,138
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,091,140
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	835,388
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	764,931
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,029,000
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	245,932
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	255,910
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	260,635

					7,967,074

LOUISIANA—1.01%
State of Louisiana, General Obligation Bonds, Series 2000-A (Prerefunded to 11-15-2010 @100) (c)	5.000%	11/15/2019	Aaa	1,000,000	1,054,170

MARYLAND—3.24%
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,325,050
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2005, Second Series	4.250%	08/01/2020	Aaa	1,000,000	1,003,010
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,056,340

					3,384,400

MASSACHUSETTS—2.07%
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,087,770
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,076,640

					2,164,410

MICHIGAN—4.62%
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	2,575,000	2,722,522
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa2	1,985,000	2,112,417

					4,834,939

MINNESOTA—2.57%
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,688,750

MISSISSIPPI—2.46%
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	2,400,000	2,568,648

MISSOURI—6.24%
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,327,962
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,238,772
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	1,260,000	1,358,923
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aaa	2,500,000	2,607,400

					6,533,057

MONTANA—0.31%
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa3	315,000	325,486

NEBRASKA—1.61%
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,679,679

NEW HAMPSHIRE—3.09%
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,580,245
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,652,459

					3,232,704

NEW JERSEY—1.51%
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,580,805

NEW YORK—2.31%
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,365,533
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,053,270

					2,418,803

NORTH CAROLINA—2.03%
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,067,770
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,052,410

					2,120,180

OHIO—7.24%
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	2,400,000	2,600,688
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,073,000
State of Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2016	Aa1	2,400,000	2,571,960
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,323,759

					7,569,407

OKLAHOMA—1.01%
State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds Commission	5.000%	07/15/2018	Aaa	1,000,000	1,058,340

OREGON—5.34%
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,076,450
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa3	1,500,000	1,633,755
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa3	2,000,000	2,119,800
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	755,873

					5,585,878

RHODE ISLAND—0.99%
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,031,000
Tennessee (5.02%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa3	2,440,000	2,598,258
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	2,500,000	2,651,275

					5,249,533

TEXAS—10.02%
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @100) (c)	5.500%	10/01/2013	Aa2	2,400,000	2,576,136
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,400,000	2,571,960
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 8-15-2010 @ 100) (c)	5.125%	02/15/2016	Aaa	2,500,000	2,641,125
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,696,141

					10,485,362

UTAH—1.14%
West Jordan Utah, General Obligation Bonds Series 2004	5.250%	04/01/2022	Aaa	680,000	725,655
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	464,037

					1,189,692

VIRGINIA—2.04%
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,050,690
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,088,310

					2,139,000

WISCONSIN—2.55%
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,669,075

TOTAL LONG-TERM MUNICIPAL BONDS (cost $99,036,003)					102,842,088

SHORT-TERM INVESTMENTS — 0.79%
JPMorgan Tax Free Money Market Fund				826,820	826,820

TOTAL SHORT-TERM INVESTMENTS (cost $826,820)					826,820

TOTAL INVESTMENTS — 99.10% (cost $99,862,823)					103,668,908

Other Assets, Net of Liabilities — 0.90%					943,215

NET ASSETS — 100.00%					$104,612,123

(a)	Ratings represent the lower of Moody’s or S&P’s ratings.

(b)	Long-term Municipal Bonds consisted of 45.67% Advanced Refund Bonds, 28.12% General Obligation Bonds, and 26.21% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS—99.73%

AGRICULTURE, FOODS, & BEVERAGE—4.93%
Coca-Cola Co.
4.540%, 05/12/2006	$5,273,000	$5,245,736

AUTOMOTIVE—19.87%
New Center Asset Trust
4.590%, 04/04/2006	5,405,000	5,402,933
FCAR Owner Trust Series I
4.550%, 04/07/2006	4,800,000	4,796,360
FCAR Owner Trust Series 1
4.570%, 04/10/2006	461,000	460,473
Toyota Motor Credit Corp.
4.560%, 05/04/2006	5,270,000	5,247,971
American Honda Finance Corp.
4.570%, 05/08/2006	5,270,000	5,245,247

		21,152,984

CHEMICALS—4.96%
E.I. du Pont de Nemours and Co. (a)
4.710%, 04/24/2006	5,292,000	5,276,075

CONSUMER & MARKETING—1.87%
The Procter & Gamble Co. (a)
4.700%, 04/17/2006	2,000,000	1,995,822

FINANCIAL SERVICES—24.65%
Caterpillar Financial Services Corp.
4.480%, 04/10/2006	200,000	199,776
HSBC Finance Corp.
4.560%, 04/14/2006	265,000	264,564
General Electric Capital Corp.
4.540%, 04/18/2006	5,251,000	5,239,742
Caterpillar Financial Services Corp.
4.490%, 04/24/2006	5,000,000	4,985,657
Citigroup Funding
4.575% to 4.610%, 05/01/2006	5,200,000	5,180,079
Household Finance Corp.
4.580%, 05/16/2006	5,000,000	4,971,375
Chevron Funding Corp.
4.570%, 05/19/2006	5,433,000	5,399,895

		26,241,088

GOVERNMENT AGENCY SECURITIES—37.38% (b)
Federal Home Loan Mortgage Corp.
4.360%, 04/11/2006	5,000,000	4,993,944
4.470%, 04/25/2006	4,500,000	4,486,590
4.620%, 05/23/2006	2,818,000	2,799,195
4.600%, 05/30/2006	6,000,000	5,954,767
4.757%, 06/27/2006	6,000,000	5,931,023
Federal National Mortgage Association
4.548%, 04/26/2006	300,000	299,052
4.560%, 05/24/2006	1,500,000	1,489,930

	Shares or principal amount	Value
4.600%, 05/31/2006	$5,000,000	$4,961,667
4.690%, 06/07/2006	4,000,000	3,965,086
4.780%, 07/24/2006	5,000,000	4,924,317

		39,805,571

REGISTERED INVESTMENT COMPANIES—1.15%
JPMorgan Treasury Plus Money Market Fund	1,226,787	1,226,787

TELECOM & TELECOM EQUIPMENT—4.92%
BellSouth Corp.
4.700%, 04/13/2006	5,250,000	5,241,775

TOTAL SHORT-TERM INVESTMENTS (cost $106,185,838)		106,185,838

TOTAL INVESTMENTS — 99.73% (cost $106,185,838)		106,185,838

Other Assets, Net of Liabilities — 0.27%		288,042

NET ASSETS — 100.00%		$106,473,880

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $7,271,897 or 6.83% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. INVESTMENT OBJECTIVE

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets plus any borrowings in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Small Cap Equity Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

SECURITIES VALUATION

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgement, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

REPURCHASE AGREEMENTS

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2006. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

SECURITIES TRANSACTIONS

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

SECURITIES PURCHASED ON A “WHEN-ISSUED” BASIS

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2006, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

MULTI-CLASS FUND STRUCTURE

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds except the Tax Advantaged Bond Fund only by individuals or entities who enter into a Retirement Plan Record Keeping Service Agreement with Bisys Retirement Services, Inc. (“Bisys”), and who intend that the plan for which Bisys is providing administrative services will purchase Fund shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

EXPENSES

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

INVESTMENTS IN MASTER PORTFOLIOS

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 03/31/2006
S&P 500 Index Fund	S&P 500 Index Master Portfolio	22.67%
LifePath Income Fund	LifePath Retirement Master Portfolio	54.44%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	44.81%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	42.00%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	44.28%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	45.23%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio’s financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

FEDERAL INCOME TAXES

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of March 31, 2006, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$274,874,346	$22,843,790	$(6,872,792)	$15,970,998
Small Cap Equity Fund	118,506,188	25,896,530	(8,377,902)	17,518,628
International Equity Fund	76,485,697	27,571,383	(1,824,161)	25,747,222
Small Cap Index Fund	230,664,947	92,781,869	(10,357,878)	82,423,991
International Index Fund	139,349,116	45,912,169	(2,659,901)	43,252,268
Equity and Bond Fund	181,171,135	6,601,735	(1,539,290)	5,062,445
Bond Fund	282,712,945	1,548,579	(8,990,742)	(7,442,163)
Tax Advantaged Bond Fund	99,862,823	3,983,953	(177,868)	3,806,085
Money Market Fund	106,185,838	—	—	—

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the Schedules of Investments for the Master Portfolios. The tax cost information noted in the LifePath Master Portfolios’ Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the Active Stock and Core Alpha Bond Master Portfolios’ Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $504,108 as ordinary income for federal income tax purposes during 2005. The International Index Fund recognized unrealized appreciation of $790,294 as ordinary income for federal income tax purposes during 2005. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2005 was $1,143,225 for the International Equity Fund and $790,294 for the International Index Fund.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

FINANCIAL INSTRUMENTS

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at March 31, 2006:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
936,287	British Pound	4	04/12/2006-06/26/2006	1,625,282	$(15,981)
780,960	Canadian Dollar	2	04/04/2006-04/24/2006	669,489	474
800,240	Euro	5	04/03/2006-04/07/2006	970,061	(3,759)
113,426	Hong Kong Dollar	1	04/04/2006	14,618	1
4,056,274	Japanese Yen	2	04/03/2006-04/04/2006	34,458	42
1,341,958	Swiss Franc	4	04/05/2006-06/26/2006	1,033,954	10,305

				Total	$(8,918)

International Index Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
1,305,052	British Pound	3	04/24/2006	2,264,114	$(10,096)
2,863,709	Euro	4	04/24/2006	3,469,907	(1,885)
406,218,740	Japanese Yen	3	04/24/2006	3,451,921	(13,844)

				Total	$(25,825)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Small Cap Index Fund	Russell 2000 Mini	98	$7,241,167	$7,563,640	Long	June ‘06	$322,473

Total							$322,473

International Index Fund	Hang Seng Index	3	305,444	305,631	Long	April ‘06	187
International Index Fund	DJ Euro Stoxx 50	68	3,117,528	3,123,736	Long	June ‘06	6,208
International Index Fund	FTSE 100 Index	28	2,907,722	2,899,474	Long	June ‘06	(8,248)
International Index Fund	Nikkei 225	10	797,075	851,000	Long	June ‘06	53,925
International Index Fund	Share Price Index	5	445,389	458,046	Long	June ‘06	12,657
International Index Fund	TOPIX	8	1,106,195	1,171,285	Long	June ‘06	65,090

Total							$129,819

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—98.79%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (a) (b)	90,464	$864,836
Omnicom Group Inc.	37,444	3,117,213

		3,982,049

AEROSPACE & DEFENSE—2.05%
Boeing Co. (The) (b)	168,463	13,128,321
General Dynamics Corp.	84,286	5,392,618
Goodrich (B.F.) Co. (b)	25,866	1,128,016
L-3 Communications Holdings Inc.	25,437	2,182,240
Lockheed Martin Corp.	75,263	5,654,509
Northrop Grumman Corp.	73,924	5,048,270
Raytheon Co.	94,077	4,312,490
Rockwell Collins Inc.	36,173	2,038,349
United Technologies Corp.	213,677	12,386,856

		51,271,669

AGRICULTURE—1.75%
Altria Group Inc.	438,762	31,090,675
Archer-Daniels-Midland Co.	137,482	4,626,269
Monsanto Co.	56,580	4,795,155
Reynolds American Inc. (b)	17,902	1,888,661
UST Inc. (b)	34,548	1,437,197

		43,837,957

AIRLINES—0.11%
Southwest Airlines Co. (b)	148,594	2,673,206

		2,673,206

APPAREL—0.36%
Coach Inc. (a)	80,466	2,782,514
Jones Apparel Group Inc.	24,225	856,838
Liz Claiborne Inc.	21,780	892,544
Nike Inc. Class B	39,799	3,386,895
VF Corp.	18,607	1,058,738

		8,977,529

AUTO MANUFACTURERS—0.34%
Ford Motor Co. (b)	392,094	3,121,068
General Motors Corp. (b)	118,398	2,518,325
Navistar International Corp. (a) (b)	12,553	346,212
PACCAR Inc. (b)	35,445	2,498,164

		8,483,769

AUTO PARTS & EQUIPMENT—0.15%
Cooper Tire & Rubber Co.	13,285	190,507
Goodyear Tire & Rubber Co. (The) (a)	36,965	535,253
Johnson Controls Inc. (b)	40,758	3,094,755

		3,820,515

BANKS—6.40%
AmSouth Bancorp	72,845	1,970,457
Bank of America Corp.	976,562	44,472,633
Bank of New York Co. Inc. (The)	162,040	5,839,922
BB&T Corp. (b)	112,889	4,425,249
Comerica Inc.	34,014	1,971,792
Compass Bancshares Inc.	25,747	1,303,056
Fifth Third Bancorp (b)	116,797	4,597,130
First Horizon National Corp. (b)	26,516	1,104,391
Huntington Bancshares Inc. (b)	51,778	1,249,403
KeyCorp	85,375	3,141,800
M&T Bank Corp. (b)	16,706	1,906,823
Marshall & Ilsley Corp. (b)	44,115	1,922,532
Mellon Financial Corp.	86,788	3,089,653
National City Corp.	115,387	4,027,006
North Fork Bancorp Inc.	100,445	2,895,829
Northern Trust Corp. (b)	38,841	2,039,152
PNC Financial Services Group	61,539	4,142,190
Regions Financial Corp.	95,871	3,371,783
State Street Corp.	69,936	4,226,232
SunTrust Banks Inc. (b)	77,893	5,667,495
Synovus Financial Corp.	65,914	1,785,610
U.S. Bancorp	379,078	11,561,879
Wachovia Corp.	341,089	19,118,038
Wells Fargo & Co. (b)	352,316	22,502,423
Zions Bancorporation	22,013	1,821,135

		160,153,613

BEVERAGES—2.02%
Anheuser-Busch Companies Inc.	163,127	6,976,942
Brown-Forman Corp. Class B	17,396	1,338,970
Coca-Cola Co. (The)	433,305	18,142,480
Coca-Cola Enterprises Inc.	63,460	1,290,776
Constellation Brands Inc. (a)	41,404	1,037,170
Molson Coors Brewing Co. Class B (b)	12,108	830,851
Pepsi Bottling Group Inc.	28,579	868,516
PepsiCo Inc.	348,288	20,127,564

		50,613,269

BIOTECHNOLOGY—1.15%
Amgen Inc. (a) (b)	245,899	17,889,152
Biogen Idec Inc. (a) (b)	72,248	3,402,881
Chiron Corp. (a)	22,894	1,048,774
Genzyme Corp. (a)	54,551	3,666,918
MedImmune Inc. (a) (b)	53,572	1,959,664
Millipore Corp. (a)	10,926	798,254

		28,765,643

BUILDING MATERIALS—0.25%
American Standard Companies Inc. (b)	37,782	1,619,337
Masco Corp.	87,141	2,831,211
Vulcan Materials Co. (b)	21,159	1,833,427

		6,283,975

CHEMICALS—1.37%
Air Products & Chemicals Inc.	46,841	3,147,247
Ashland Inc.	15,030	1,068,332
Dow Chemical Co. (The) (b)	203,303	8,254,102
Du Pont (E.I.) de Nemours and Co.	193,323	8,160,164
Eastman Chemical Co.	17,126	876,509
Ecolab Inc. (b)	38,600	1,474,520
Engelhard Corp.	25,888	1,025,424
Hercules Inc. (a) (b)	23,272	321,154
International Flavors & Fragrances Inc. (b)	16,740	574,517
PPG Industries Inc.	34,571	2,190,073
Praxair Inc. (b)	67,923	3,745,953
Rohm & Haas Co.	30,156	1,473,724
Sherwin-Williams Co. (The)	23,509	1,162,285
Sigma-Aldrich Corp. (b)	13,896	914,218

		34,388,222

COMMERCIAL SERVICES—0.84%
Apollo Group Inc. Class A (a) (b)	29,798	1,564,693
Block (H & R) Inc. (b)	69,332	1,501,038
Cendant Corp.	212,726	3,690,796
Convergys Corp. (a)	29,374	534,901
Donnelley (R.R.) & Sons Co.	45,038	1,473,643
Equifax Inc.	27,323	1,017,509
McKesson Corp.	64,414	3,357,902
Moody’s Corp.	51,328	3,667,899
Paychex Inc. (b)	70,446	2,934,780
Robert Half International Inc. (b)	35,903	1,386,215

		21,129,376

COMPUTERS—3.84%
Affiliated Computer Services Inc. Class A (a)	26,359	1,572,578
Apple Computer Inc. (a)	179,007	11,227,319
Computer Sciences Corp. (a)	39,123	2,173,283
Dell Inc. (a) (b)	494,708	14,722,510
Electronic Data Systems Corp.	107,741	2,890,691
EMC Corp. (a)	500,482	6,821,570
Gateway Inc. (a)	51,610	113,026
Hewlett-Packard Co.	595,111	19,579,152
International Business Machines Corp.	329,714	27,191,514
Lexmark International Inc. (a)	23,038	1,045,464
NCR Corp. (a)	38,354	1,602,814
Network Appliance Inc. (a) (b)	78,523	2,829,184
Sun Microsystems Inc. (a)	726,673	3,727,832
Unisys Corp. (a) (b)	71,074	489,700

		95,986,637

COSMETICS & PERSONAL CARE—2.02%
Alberto-Culver Co.	15,689	693,925
Avon Products Inc. (b)	94,316	2,939,830
Colgate-Palmolive Co.	108,454	6,192,723
Estee Lauder Companies Inc. (The) Class A (b)	24,729	919,672
Procter & Gamble Co.	691,824	39,862,899

		50,609,049

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,608	1,604,529
Grainger (W.W.) Inc.	15,920	1,199,572

		2,804,101

DIVERSIFIED FINANCIAL SERVICES—8.02%
American Express Co.	260,398	13,683,915
Ameriprise Financial Inc.	52,588	2,369,615
Bear Stearns Companies Inc. (The)	25,170	3,491,079
Capital One Financial Corp.	63,251	5,092,971
CIT Group Inc.	41,828	2,238,635
Citigroup Inc.	1,049,809	49,582,479
Countrywide Financial Corp. (b)	126,646	4,647,908
E*TRADE Financial Corp. (a) (b)	87,668	2,365,283
Federal Home Loan Mortgage Corp.	145,217	8,858,237
Federal National Mortgage Association	203,427	10,456,148
Federated Investors Inc. Class B (a)	17,624	688,217
Franklin Resources Inc.	32,037	3,019,167
Goldman Sachs Group Inc. (The)	91,763	14,403,120
Janus Capital Group Inc. (a)	45,172	1,046,635
JP Morgan Chase & Co.	733,089	30,525,826
Lehman Brothers Holdings Inc.	56,823	8,212,628
Merrill Lynch & Co. Inc.	193,030	15,203,043
Morgan Stanley	225,652	14,175,459
Rowe (T.) Price Group Inc.	27,695	2,166,026
Schwab (Charles) Corp. (The)	217,446	3,742,246
SLM Corp.	87,818	4,561,267

		200,529,904

ELECTRIC—2.87%
AES Corp. (The) (a)	137,922	2,352,949
Allegheny Energy Inc. (a)	34,279	1,160,344
Ameren Corp. (b)	43,155	2,149,982
American Electric Power Co. Inc.	83,123	2,827,844
CenterPoint Energy Inc.	65,171	777,490
Cinergy Corp.	42,070	1,910,399
CMS Energy Corp. (a)	46,135	597,448
Consolidated Edison Inc.	51,770	2,251,995
Constellation Energy Group Inc.	37,700	2,062,567
Dominion Resources Inc.	73,047	5,042,434
DTE Energy Co. (b)	37,516	1,504,016
Duke Energy Corp.	195,042	5,685,474
Edison International	68,787	2,832,649
Entergy Corp.	43,791	3,018,952
Exelon Corp.	140,208	7,417,003
FirstEnergy Corp.	69,544	3,400,702
FPL Group Inc. (b)	84,728	3,400,982
PG&E Corp. (b)	72,480	2,819,472
Pinnacle West Capital Corp.	20,809	813,632
PPL Corp.	80,269	2,359,909
Progress Energy Inc. (b)	53,147	2,337,405
Public Service Enterprise Group Inc.	52,853	3,384,706
Southern Co. (The) (b)	155,974	5,111,268
TECO Energy Inc. (b)	43,692	704,315
TXU Corp.	97,555	4,366,562
Xcel Energy Inc. (b)	84,985	1,542,478

		71,832,977

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
American Power Conversion Corp. (b)	35,885	829,302
Emerson Electric Co.	86,447	7,229,563
Molex Inc. (b)	30,027	996,896

		9,055,761

ELECTRONICS—0.52%
Agilent Technologies Inc. (a)	90,016	3,380,101
Applera Corp. - Applied Biosystems Group	38,096	1,033,925
Fisher Scientific International Inc. (a)	25,872	1,760,590
Jabil Circuit Inc. (a)	36,431	1,561,433
PerkinElmer Inc.	27,412	643,360
Sanmina-SCI Corp. (a)	109,718	449,844
Solectron Corp. (a)	190,093	760,372
Symbol Technologies Inc. (b)	52,579	556,286
Tektronix Inc.	17,304	617,926
Thermo Electron Corp. (a) (b)	34,130	1,265,882
Waters Corp. (a)	22,258	960,433

		12,990,152

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	18,302	1,570,312

		1,570,312

ENTERTAINMENT—0.10%
International Game Technology Inc.	71,251	2,509,460

		2,509,460

ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc. (a) (b)	47,080	576,259
Waste Management Inc. (b)	116,259	4,103,943

		4,680,202

FOOD—1.48%
Albertson’s Inc.	77,815	1,997,511
Campbell Soup Co. (b)	38,965	1,262,466
ConAgra Foods Inc. (b)	109,596	2,351,930
Dean Foods Co. (a)	28,346	1,100,675
General Mills Inc.	74,890	3,795,425
Heinz (H.J.) Co. (b)	70,729	2,682,044
Hershey Co. (The)	37,917	1,980,405
Kellogg Co.	53,131	2,339,889
Kroger Co. (a)	152,967	3,114,408
McCormick & Co. Inc. NVS	28,126	952,346
Safeway Inc. (b)	94,845	2,382,506
Sara Lee Corp.	160,409	2,868,113
SUPERVALU Inc. (b)	28,633	882,469
Sysco Corp. (b)	129,864	4,162,141
Tyson Foods Inc. Class A	52,902	726,873
Whole Foods Market Inc. (b)	29,202	1,940,181
Wrigley (William Jr.) Co. (b)	37,131	2,376,384

		36,915,766

FOREST PRODUCTS & PAPER—0.45%
International Paper Co.	103,433	3,575,679
Louisiana-Pacific Corp.	21,879	595,109
MeadWestvaco Corp. (b)	37,750	1,030,953
Plum Creek Timber Co. Inc.	38,807	1,433,143
Temple-Inland Inc.	23,032	1,026,076
Weyerhaeuser Co.	51,265	3,713,124

		11,374,084

GAS—0.23%
KeySpan Corp.	36,737	1,501,441
Nicor Inc. (b)	9,189	363,517
NiSource Inc.	57,433	1,161,295
Peoples Energy Corp. (b)	7,893	281,307
Sempra Energy	54,330	2,524,172

		5,831,732

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp. (b)	16,134	1,401,883
Snap-On Inc. (b)	12,087	460,756
Stanley Works (The)	15,107	765,321

		2,627,960

HEALTH CARE - PRODUCTS—3.25%
Bard (C.R.) Inc.	21,692	1,470,935
Bausch & Lomb Inc.	11,305	720,128
Baxter International Inc.	136,682	5,304,628
Becton, Dickinson & Co.	52,201	3,214,538
Biomet Inc.	51,885	1,842,955
Boston Scientific Corp. (a) (b)	124,629	2,872,698
Guidant Corp.	71,184	5,556,623
Johnson & Johnson	625,704	37,054,191
Medtronic Inc.	253,705	12,875,529
Patterson Companies Inc. (a) (b)	29,090	1,023,968
St. Jude Medical Inc. (a)	77,304	3,169,464
Stryker Corp.	61,557	2,729,437
Zimmer Holdings Inc. (a)	52,237	3,531,221

		81,366,315

HEALTH CARE - SERVICES—1.84%
Aetna Inc.	119,007	5,848,004
Coventry Health Care Inc. (a)	33,865	1,828,033
HCA Inc.	86,042	3,939,863
Health Management Associates Inc. Class A (b)	50,021	1,078,953
Humana Inc. (a)	34,397	1,811,002
Laboratory Corp. of America Holdings (a)	26,560	1,553,229
Manor Care Inc. (b)	16,582	735,412
Quest Diagnostics Inc. (b)	33,973	1,742,815
Tenet Healthcare Corp. (a)	98,616	727,786
UnitedHealth Group Inc.	284,980	15,918,983
WellPoint Inc. (a)	138,714	10,740,625

		45,924,705

HOME BUILDERS—0.32%
Centex Corp. (b)	26,009	1,612,298
Horton (D.R.) Inc.	56,823	1,887,660
KB Home (b)	16,337	1,061,578
Lennar Corp. Class A	29,011	1,751,684
Pulte Homes Inc. (b)	44,919	1,725,788

		8,039,008

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	13,789	1,532,372
Maytag Corp.	16,562	353,267
Whirlpool Corp. (b)	14,211	1,299,880

		3,185,519

HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp. (b)	23,279	1,361,356
Clorox Co. (The) (b)	31,536	1,887,430
Fortune Brands Inc.	30,848	2,487,274
Kimberly-Clark Corp.	97,114	5,613,189

		11,349,249

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	58,078	1,462,985

		1,462,985

INSURANCE—4.82%
ACE Ltd.	67,927	3,532,883
AFLAC Inc.	104,753	4,727,503
Allstate Corp. (The)	135,790	7,076,017
Ambac Financial Group Inc.	22,337	1,778,025
American International Group Inc.	545,714	36,066,238
AON Corp. (b)	67,570	2,804,831
Chubb Corp. (b)	42,111	4,019,074
CIGNA Corp.	25,551	3,337,472
Cincinnati Financial Corp.	36,869	1,551,079
Genworth Financial Inc. Class A	79,577	2,660,259
Hartford Financial Services Group Inc. (b)	63,535	5,117,744
Jefferson-Pilot Corp.	27,890	1,560,167
Lincoln National Corp.	36,545	1,994,992
Loews Corp.	28,642	2,898,570
Marsh & McLennan Companies Inc.	114,870	3,372,583
MBIA Inc. (b)	28,307	1,702,100
MetLife Inc. (b)	159,275	7,704,132
MGIC Investment Corp. (b)	18,579	1,237,919
Principal Financial Group Inc.	58,654	2,862,315
Progressive Corp. (The)	41,295	4,305,417
Prudential Financial Inc.	104,246	7,902,889
SAFECO Corp.	25,868	1,298,832
St. Paul Travelers Companies Inc.	146,210	6,110,116
Torchmark Corp. (b)	21,911	1,251,118
UNUMProvident Corp. (b)	62,820	1,286,554
XL Capital Ltd. Class A	36,843	2,362,005

		120,520,834

INTERNET—1.64%
Amazon.com Inc. (a)	64,892	2,369,207
eBay Inc. (a)	242,419	9,468,886
Google Inc. Class A (a)	36,977	14,421,030
Monster Worldwide Inc. (a) (b)	26,481	1,320,343
Symantec Corp. (a) (b)	220,164	3,705,360
VeriSign Inc. (a) (b)	51,968	1,246,712
Yahoo! Inc. (a)	265,170	8,554,384

		41,085,922

IRON & STEEL—0.24%
Allegheny Technologies Inc. (b)	18,249	1,116,474
Nucor Corp. (b)	32,582	3,414,268
United States Steel Corp.	23,096	1,401,465

		5,932,207

LEISURE TIME—0.35%
Brunswick Corp.	19,658	763,910
Carnival Corp.	91,193	4,319,812
Harley-Davidson Inc.	57,494	2,982,789
Sabre Holdings Corp.	27,509	647,287

		8,713,798

LODGING—0.41%
Harrah’s Entertainment Inc. (b)	38,821	3,026,485
Hilton Hotels Corp.	69,765	1,776,217
Marriott International Inc. Class A	33,931	2,327,667
Starwood Hotels & Resorts Worldwide Inc. (b)	45,196	3,061,125

		10,191,494

MACHINERY—0.71%
Caterpillar Inc.	141,232	10,141,870
Cummins Inc. (b)	9,840	1,034,184
Deere & Co. (b)	49,971	3,950,208
Rockwell Automation Inc.	37,097	2,667,645

		17,793,907

MANUFACTURING—5.34%
Cooper Industries Ltd.	19,443	1,689,597
Danaher Corp. (b)	50,068	3,181,821
Dover Corp.	42,723	2,074,629
Eastman Kodak Co. (b)	60,560	1,722,326
Eaton Corp.	31,236	2,279,291
General Electric Co.	2,192,145	76,242,803
Honeywell International Inc.	174,944	7,482,355
Illinois Tool Works Inc. (b)	43,129	4,153,754
Ingersoll-Rand Co. Class A	68,570	2,865,540
ITT Industries Inc.	39,021	2,193,761
Leggett & Platt Inc. (b)	38,438	936,734
Pall Corp. (b)	26,133	815,088
Parker Hannifin Corp.	25,241	2,034,677
Textron Inc.	27,715	2,588,304
3M Co.	158,589	12,003,601
Tyco International Ltd.	423,585	11,385,965

		133,650,246

MEDIA—2.99%
CBS Corp. Class B	162,798	3,903,896
Clear Channel Communications Inc. (b)	109,092	3,164,759
Comcast Corp. Class A (a) (b)	450,154	11,776,029
Dow Jones & Co. Inc.	12,194	479,224
Gannett Co. Inc.	50,224	3,009,422
Knight Ridder Inc.	13,896	878,366
McGraw-Hill Companies Inc. (The)	77,418	4,460,825
Meredith Corp. (b)	8,656	482,918
New York Times Co. Class A (b)	30,489	771,677
News Corp. Class A	505,492	8,396,222
Scripps (E.W.) Co. Class A	18,018	805,585
Time Warner Inc.	948,069	15,918,079
Tribune Co. (b)	54,822	1,503,767
Univision Communications Inc. Class A (a)	46,818	1,613,816
Viacom Inc. Class B (a)	162,408	6,301,430
Walt Disney Co. (The) (b)	404,771	11,289,063

		74,755,078

MINING—0.65%
Alcoa Inc.	183,145	5,596,911
Freeport-McMoRan Copper & Gold Inc.	38,926	2,326,607
Newmont Mining Corp.	94,034	4,879,424
Phelps Dodge Corp.	42,864	3,451,838

		16,254,780

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	47,587	2,042,910
Xerox Corp. (a) (b)	196,638	2,988,898

		5,031,808

OIL & GAS—7.89%
Amerada Hess Corp.	16,752	2,385,485
Anadarko Petroleum Corp.	48,580	4,907,066
Apache Corp.	69,374	4,544,691
Burlington Resources Inc.	79,141	7,273,849
Chesapeake Energy Corp. (b)	78,393	2,462,324
Chevron Corp.	468,324	27,148,742
ConocoPhillips (b)	289,670	18,292,660
Devon Energy Corp. (b)	93,013	5,689,605
EOG Resources Inc.	50,933	3,667,176
Exxon Mobil Corp.	1,284,212	78,157,142
Kerr-McGee Corp.	24,515	2,340,692
Marathon Oil Corp.	77,060	5,869,660
Murphy Oil Corp. (b)	34,927	1,740,063
Nabors Industries Ltd. (a)	33,070	2,367,151
Noble Corp. (b)	28,924	2,345,736
Occidental Petroleum Corp.	90,523	8,386,956
Rowan Companies Inc.	22,973	1,009,893
Sunoco Inc.	27,846	2,160,014
Transocean Inc. (a)	68,697	5,516,369
Valero Energy Corp.	130,665	7,811,154
XTO Energy Inc.	76,634	3,338,943

		197,415,371

OIL & GAS SERVICES—1.47%
Baker Hughes Inc. (b)	71,933	4,920,217
BJ Services Co.	68,251	2,361,485
Halliburton Co.	108,476	7,920,918
National Oilwell Varco Inc. (a) (b)	36,891	2,365,451
Schlumberger Ltd. (b)	124,200	15,719,994
Weatherford International Ltd. (a)	73,363	3,356,357

		36,644,422

PACKAGING & CONTAINERS—0.13%
Ball Corp.	21,721	952,031
Bemis Co. Inc.	22,374	706,571
Pactiv Corp. (a)	29,804	731,390
Sealed Air Corp. (b)	16,909	978,524

		3,368,516

PHARMACEUTICALS—5.96%
Abbott Laboratories	323,807	13,752,083
Allergan Inc. (b)	31,842	3,454,857
AmerisourceBergen Corp.	43,958	2,121,853
Barr Pharmaceuticals Inc. (a)	22,044	1,388,331
Bristol-Myers Squibb Co. (b)	411,712	10,132,232
Cardinal Health Inc.	88,891	6,624,157
Caremark Rx Inc. (a) (b)	94,159	4,630,740
Express Scripts Inc. (a)	30,769	2,704,595
Forest Laboratories Inc. (a)	68,802	3,070,633
Gilead Sciences Inc. (a)	97,124	6,043,055
Hospira Inc. (a)	33,918	1,338,404
King Pharmaceuticals Inc. (a)	50,799	876,283
Lilly (Eli) & Co. (b)	237,391	13,127,722
Medco Health Solutions Inc. (a)	63,801	3,650,693
Merck & Co. Inc.	459,730	16,196,288
Mylan Laboratories Inc.	45,974	1,075,792
Pfizer Inc.	1,546,989	38,550,966
Schering-Plough Corp.	310,810	5,902,282
Watson Pharmaceuticals Inc. (a) (b)	21,092	606,184
Wyeth	282,519	13,707,822

		148,954,972

PIPELINES—0.27%
Dynegy Inc. Class A (a) (b)	65,377	313,810
El Paso Corp.	139,251	1,677,975
Kinder Morgan Inc.	22,233	2,045,214
Williams Companies Inc.	124,782	2,669,087

		6,706,086

REAL ESTATE INVESTMENT TRUSTS—0.88%
Apartment Investment & Management Co. Class A (b)	20,092	942,315
Archstone-Smith Trust	44,744	2,182,165
Boston Properties Inc.	18,744	1,747,878
Equity Office Properties Trust (b)	85,768	2,880,089
Equity Residential (b)	60,954	2,852,038
Kimco Realty Corp.	41,954	1,705,011
ProLogis	50,980	2,727,430
Public Storage Inc. (b)	17,314	1,406,416
Simon Property Group Inc. (b)	38,608	3,248,477
Vornado Realty Trust	24,906	2,390,976

		22,082,795

RETAIL—5.88%
AutoNation Inc. (a) (b)	37,790	814,374
AutoZone Inc. (a) (b)	11,562	1,152,616
Bed Bath & Beyond Inc. (a) (b)	58,714	2,254,618
Best Buy Co. Inc.	85,569	4,785,874
Big Lots Inc. (a) (b)	23,994	334,956
Circuit City Stores Inc.	31,516	771,512
Costco Wholesale Corp. (b)	99,397	5,383,342
CVS Corp.	171,703	5,128,769
Darden Restaurants Inc.	27,423	1,125,166
Dillard’s Inc. Class A (b)	12,577	327,505
Dollar General Corp. (b)	65,999	1,166,202
Family Dollar Stores Inc.	32,407	862,026
Federated Department Stores Inc.	57,337	4,185,601
Gap Inc. (The)	120,172	2,244,813
Home Depot Inc.	446,559	18,889,446
Kohl’s Corp. (a) (b)	72,654	3,851,389
Limited Brands Inc. (b)	72,915	1,783,501
Lowe’s Companies Inc. (b)	164,339	10,590,005
McDonald’s Corp.	264,193	9,077,671
Nordstrom Inc.	45,771	1,793,308
Office Depot Inc. (a) (b)	62,511	2,327,910
OfficeMax Inc.	14,754	445,128
Penney (J.C.) Co. Inc. (b)	49,026	2,961,661
RadioShack Corp.	28,224	542,748
Sears Holdings Corp. (a)	20,897	2,763,419
Staples Inc.	153,122	3,907,673
Starbucks Corp. (a) (b)	160,179	6,029,138
Target Corp.	184,772	9,609,992
Tiffany & Co.	29,961	1,124,736
TJX Companies Inc.	96,455	2,394,013
Walgreen Co.	212,700	9,173,751
Wal-Mart Stores Inc.	525,170	24,809,031
Wendy’s International Inc.	23,845	1,479,821
Yum! Brands Inc.	58,253	2,846,242

		146,937,957

SAVINGS & LOANS—0.57%
Golden West Financial Corp. (b)	53,768	3,650,847
Sovereign Bancorp Inc.	74,784	1,638,517
Washington Mutual Inc.	208,380	8,881,156

		14,170,520

SEMICONDUCTORS—2.93%
Advanced Micro Devices Inc. (a)	100,968	3,348,099
Altera Corp. (a)	75,897	1,566,514
Analog Devices Inc. (b)	76,801	2,940,710
Applied Materials Inc.	334,281	5,853,260
Applied Micro Circuits Corp. (a)	58,907	239,751
Broadcom Corp. Class A (a)	92,511	3,992,775
Freescale Semiconductor Inc. Class B (a)	86,674	2,406,937
Intel Corp.	1,237,668	23,948,876
KLA-Tencor Corp.	41,852	2,023,963
Linear Technology Corp.	64,504	2,262,800
LSI Logic Corp. (a)	82,159	949,758
Maxim Integrated Products Inc.	67,743	2,516,652
Micron Technology Inc. (a)	130,335	1,918,531

National Semiconductor Corp.	70,530	1,963,555
Novellus Systems Inc. (a)	27,911	669,864
NVIDIA Corp. (a) (b)	36,076	2,065,712
PMC-Sierra Inc. (a)	39,920	490,617
QLogic Corp. (a)	33,968	657,281
Teradyne Inc. (a)	41,257	639,896
Texas Instruments Inc.	336,906	10,939,338
Xilinx Inc. (b)	72,707	1,851,120

		73,246,009

SOFTWARE—3.84%
Adobe Systems Inc. (a)	125,865	4,395,206
Autodesk Inc. (a)	48,760	1,878,235
Automatic Data Processing Inc.	121,755	5,561,768
BMC Software Inc. (a)	44,856	971,581
CA Inc. (b)	96,572	2,627,724
Citrix Systems Inc. (a)	37,816	1,433,226
Compuware Corp. (a)	81,304	636,610
Electronic Arts Inc. (a)	63,783	3,490,206
First Data Corp.	161,193	7,547,056
Fiserv Inc. (a)	38,630	1,643,706
IMS Health Inc. (b)	41,408	1,067,084
Intuit Inc. (a)	37,049	1,970,636
Microsoft Corp.	1,869,102	50,858,265
Novell Inc. (a)	83,582	641,910
Oracle Corp. (a)	791,976	10,842,151
Parametric Technology Corp. (a)	22,648	369,842

		95,935,206

TELECOMMUNICATIONS—6.31%
ADC Telecommunications Inc. (a)	24,377	623,807
Alltel Corp.	81,502	5,277,254
Andrew Corp. (a)	33,783	414,855
AT&T Inc.	816,268	22,071,887
Avaya Inc. (a) (b)	87,470	988,411
BellSouth Corp.	378,390	13,111,213
CenturyTel Inc.	27,546	1,077,600
CIENA Corp. (a)	124,633	649,338
Cisco Systems Inc. (a)	1,293,063	28,020,675
Citizens Communications Co.	69,619	923,844
Comverse Technology Inc. (a)	42,545	1,001,084
Corning Inc. (a)	324,885	8,742,655
JDS Uniphase Corp. (a)	353,650	1,474,720
Lucent Technologies Inc. (a)	938,081	2,861,147
Motorola Inc.	525,365	12,036,112
QUALCOMM Inc.	348,170	17,620,884
Qwest Communications International Inc. (a) (b)	326,877	2,222,764
Sprint Nextel Corp.	623,736	16,117,338
Tellabs Inc. (a)	94,365	1,500,403
Verizon Communications Inc.	615,284	20,956,573

		157,692,564

TEXTILES—0.05%
Cintas Corp.	28,841	1,229,203

		1,229,203

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc. (b)	37,518	791,630
Mattel Inc.	82,464	1,495,072

		2,286,702

TRANSPORTATION—1.81%
Burlington Northern Santa Fe Corp. (b)	78,484	6,540,072
CSX Corp.	46,052	2,753,910
FedEx Corp.	63,853	7,211,558
Norfolk Southern Corp.	86,585	4,681,651
Ryder System Inc. (b)	12,517	560,511
Union Pacific Corp.	55,744	5,203,702
United Parcel Service Inc. Class B	229,804	18,241,842

		45,193,246

TOTAL COMMON STOCKS (Cost: $2,315,932,341)		2,470,820,313

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.36%

CERTIFICATES OF DEPOSIT (c)—0.24%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,666,924	1,666,924
Washington Mutual Bank
4.79%, 05/10/06	1,666,924	1,666,924
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,667,078	2,667,078

		6,000,926

COMMERCIAL PAPER (c)—2.06%
Amstel Funding Corp.
4.40%, 05/08/06	1,666,924	1,659,792
Aspen Funding Corp.
4.90%, 04/03/06	566,754	566,754
Barton Capital Corp.
4.73%, 05/10/06	1,333,539	1,327,056
Bryant Park Funding LLC
4.72%, 04/18/06	1,791,243	1,787,720
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	833,462	831,600
CC USA Inc.
4.23%, 04/21/06	1,000,154	998,039
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	8,334,620	8,318,413
Ebury Finance Ltd.
4.79%, 05/10/06	833,462	829,359
Edison Asset Securitization LLC
4.37%, 05/08/06	1,666,924	1,659,842
Galaxy Funding Inc.
4.23%, 04/18/06	956,814	955,128
Giro Funding Corp.
4.76%, 04/24/06	833,462	831,148
Grampian Funding LLC
4.41%, 05/15/06	1,666,924	1,658,348

Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,688,957	4,676,193
Liberty Street Funding Corp.
4.73%, 04/18/06	833,462	831,819
Mont Blanc Capital Corp.
4.73%, 04/20/06	5,000,772	4,989,602
Nordea North America Inc.
4.16%, 04/04/06	3,500,540	3,500,136
Park Granada LLC
4.75%, 05/05/06	1,442,923	1,436,830
Sigma Finance Inc.
4.16%, 04/06/06	2,000,309	1,999,615
Solitaire Funding Ltd.
4.75%, 05/10/06	1,000,154	995,272
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	6,781,713	6,767,778
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,644,987	1,641,725
Tulip Funding Corp.
4.80%, 04/28/06	3,333,848	3,322,735

		51,584,904

MEDIUM-TERM NOTES (c)—0.49%
Dorada Finance Inc.
3.93%, 07/07/06	1,033,493	1,033,466
K2 USA LLC
3.94%, 07/07/06	2,000,309	2,000,283
Marshall & Ilsley Bank
5.18%, 12/15/06	3,333,848	3,341,895
Sigma Finance Inc.
5.13%, 03/30/07	1,166,847	1,166,847
Toronto-Dominion Bank
3.81%, 06/20/06	4,167,310	4,167,397
US Bank N.A.
2.85%, 11/15/06	666,770	659,172

		12,369,060

MONEY MARKET FUNDS—1.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (d) (e)	43,989,329	43,989,329

		43,989,329

REPURCHASE AGREEMENTS (c)—1.40%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,002,831 (collateralized by non-U.S. Government debt securities, value $5,514,807, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,000,772	5,000,772
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,338,044 (collateralized by non-U.S. Government debt securities, value $8,754,672, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,334,620	8,334,620
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,337,989 (collateralized by U.S. Government obligations, value $8,485,757, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,334,620	8,334,620

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,670,491 (collateralized by non-U.S. Government debt securities, value $7,018,667, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,667,696	6,667,696
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,335,193 (collateralized by U.S. Government obligations, value $3,409,067, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,333,848	3,333,848
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,335,218 (collateralized by non-U.S. Government debt securities, value $3,451,480, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,333,848	3,333,848

		35,005,404

TIME DEPOSITS (c)—0.55%
Fifth Third Bank
4.84%, 04/03/06	3,745,311	3,745,311
Societe Generale
4.85%, 04/03/06	3,333,848	3,333,848
UBS AG
4.88%, 04/03/06	6,667,696	6,667,696

		13,746,855

U.S. TREASURY OBLIGATIONS—0.10%
U.S. Treasury Bill
4.41%, 06/22/06 (f) (g)	2,450,000	2,425,701

		2,425,701

VARIABLE & FLOATING RATE NOTES (c)—4.76%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (h)	7,701,189	7,702,584
American Express Bank
4.74%, 07/19/06	833,462	833,462
American Express Centurion Bank
4.78%, 06/29/06	1,333,539	1,333,539
American Express Credit Corp.
4.76%, 02/05/07	1,000,154	1,000,879
ASIF Global Financing
4.95%, 05/30/06 (h)	6,334,311	6,335,907
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (h)	2,167,001	2,167,001
Beta Finance Inc.
4.77%, 05/25/06 (h)	2,333,694	2,333,659
BMW US Capital LLC
4.72%, 04/16/07 (h)	3,333,848	3,333,848
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (h)	266,708	266,708
CC USA Inc.
4.77%, 05/25/06 (h)	1,833,616	1,833,589
Commodore CDO Ltd.
4.97%, 12/12/06 (h)	833,462	833,462
DEPFA Bank PLC
4.92%, 03/15/07	3,333,848	3,333,848
Eli Lilly Services Inc.
4.60%, 03/30/07 (h)	3,333,848	3,333,848

Fifth Third Bancorp.
4.78%, 01/23/07 (h)	6,667,696	6,667,696
General Electric Capital Corp.
4.79%, 04/09/07	1,500,232	1,501,312
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,333,848	3,333,848
HBOS Treasury Services PLC
5.00%, 04/24/07 (h)	3,333,848	3,333,848
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (h)	3,489,782	3,489,782
Marshall & Ilsley Bank
4.73%, 02/15/07	1,833,616	1,833,616
Metropolitan Life Global Funding I
4.67%, 04/05/07 (h)	5,000,772	5,000,772
Natexis Banques Populaires
4.73%, 04/13/07 (h)	2,500,386	2,500,386
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (h)	9,001,389	9,001,721
Northern Rock PLC
4.68%, 02/02/07 (h)	4,000,618	4,000,731
Permanent Financing PLC
4.66%, 06/12/06 (h)	2,900,448	2,900,449
Pfizer Investment Capital PLC
4.71%, 02/15/07 (h)	3,333,848	3,333,848
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,500,386	2,500,395
Sedna Finance Inc.
4.75%, 09/20/06 (h)	1,000,154	1,000,154
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (h)	3,333,848	3,333,848
Strips III LLC
4.86%, 07/24/06 (h)	840,598	840,598
SunTrust Bank
4.62%, 04/28/06	5,000,772	5,000,772
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,500,232	1,500,231
UniCredito Italiano SpA
4.84%, 06/14/06	4,334,002	4,333,699
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (h)	3,333,848	3,333,848
US Bank N.A.
4.75%, 09/29/06	1,500,232	1,500,039
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (h)	6,092,456	6,092,456
Wells Fargo & Co.
4.74%, 03/15/07 (h)	1,666,924	1,667,040
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (h)	1,666,924	1,666,859
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (h)	2,000,309	2,000,332
Wind Master Trust
4.82%, 08/25/06 (h)	345,153	345,153
Winston Funding Ltd.
4.68%, 04/23/06 (h)	2,380,367	2,380,367

		119,036,134

TOTAL SHORT-TERM INVESTMENTS (Cost: $284,157,213)	284,158,313

TOTAL INVESTMENTS IN SECURITIES — 110.15% (Cost: $2,600,089,554)	2,754,978,626

Other Assets, Less Liabilities — (10.15)%	(253,946,881)

NET ASSETS — 100.00%	$2,501,031,745

NVS	Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(h)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (6/16/06)	424	$27,629,960	$3,987

			$3,987

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—72.58%
Active Stock Master Portfolio (a)		$51,681,492
CoreAlpha Bond Master Portfolio (a)		125,707,911

TOTAL MASTER PORTFOLIOS		177,389,403

Security	Shares	Value
EXCHANGE-TRADED FUNDS—27.80%
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	74,215	6,375,068
iShares Lehman TIPS Bond Fund (a)	246,506	24,810,829
iShares MSCI EAFE Index Fund (a) (b)	382,887	24,857,024
iShares S&P MidCap 400 Index Fund (a) (b)	102,676	8,141,180
iShares S&P SmallCap 600 Index Fund (a)	57,534	3,752,943

TOTAL EXCHANGE-TRADED FUNDS (Cost: $60,216,609)		67,937,044

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.27%

CERTIFICATES OF DEPOSIT (c)—0.29%
Toronto-Dominion Bank
3.94%, 07/10/06	$199,128	199,128
Washington Mutual Bank
4.79%, 05/10/06	199,128	199,128
Wells Fargo Bank N.A.
4.78%, 12/05/06	318,605	318,605

		716,861

COMMERCIAL PAPER (c)—2.52%
Amstel Funding Corp.
4.40%, 05/08/06	199,128	198,276
Aspen Funding Corp.
4.90%, 04/03/06	67,703	67,703
Barton Capital Corp.
4.73%, 05/10/06	159,302	158,528
Bryant Park Funding LLC
4.72%, 04/18/06	213,979	213,558

Cancara Asset Securitization Ltd.
4.73%, 04/20/06	99,564	99,342
CC USA Inc.
4.23%, 04/21/06	119,477	119,224
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	995,640	993,704
Ebury Finance Ltd.
4.79%, 05/10/06	99,564	99,074
Edison Asset Securitization LLC
4.37%, 05/08/06	199,128	198,282
Galaxy Funding Inc.
4.23%, 04/18/06	114,299	114,098
Giro Funding Corp.
4.76%, 04/24/06	99,564	99,288
Grampian Funding LLC
4.41%, 05/15/06	199,128	198,103
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	560,135	558,610
Liberty Street Funding Corp.
4.73%, 04/18/06	99,564	99,368
Mont Blanc Capital Corp.
4.73%, 04/20/06	597,384	596,049
Nordea North America Inc.
4.16%, 04/04/06	418,169	418,120
Park Granada LLC
4.75%, 05/05/06	172,369	171,641
Sigma Finance Inc.
4.16%, 04/06/06	238,953	238,871
Solitaire Funding Ltd.
4.75%, 05/10/06	119,477	118,893
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	810,132	808,467
Thunder Bay Funding Inc.
4.76%, 04/18/06	196,507	196,118
Tulip Funding Corp.
4.80%, 04/28/06	398,256	396,928

		6,162,245

MEDIUM-TERM NOTES (c)—0.61%
Dorada Finance Inc.
3.93%, 07/07/06	123,459	123,456
K2 USA LLC
3.94%, 07/07/06	238,953	238,950
Marshall & Ilsley Bank
5.18%, 12/15/06	398,256	399,217
Sigma Finance Inc.
5.13%, 03/30/07	139,390	139,390
Toronto-Dominion Bank
3.81%, 06/20/06	497,820	497,830
US Bank N.A.
2.85%, 11/15/06	79,651	78,744

		1,477,587

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (a) (d)	1,579,658	1,579,658

		1,579,658

REPURCHASE AGREEMENTS (c)—1.71%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $597,630 (collateralized by non-U.S. Government debt securities, value $658,789, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$597,384	597,384
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $996,049 (collateralized by non-U.S. Government debt securities, value $1,045,818, 3.82% to 6.58%, 4/21/34 to 11/20/35).	995,640	995,640
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $996,042 (collateralized by U.S. Government obligations, value $1,013,694, 4.50% to 5.00%, 4/1/34 to 3/1/36).	995,640	995,640
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $796,846 (collateralized by non-U.S. Government debt securities, value $838,438, 0.00% to 10.00%, 1/1/08 to 1/1/10).	796,512	796,512
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $398,417 (collateralized by U.S. Government obligations, value $407,241, 4.76% to 5.80%, 9/1/15 to 2/1/36).	398,256	398,256
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $398,420 (collateralized by non-U.S. Government debt securities, value $412,308, 0.00% to 6.91%, 4/3/06 to 3/15/32).	398,256	398,256

		4,181,688

TIME DEPOSITS (c)—0.67%
Fifth Third Bank
4.84%, 04/03/06	447,409	447,409
Societe Generale
4.85%, 04/03/06	398,256	398,256
UBS AG
4.88%, 04/03/06	796,512	796,512

		1,642,177

VARIABLE & FLOATING RATE NOTES (c)—5.82%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (e)	919,971	920,134
American Express Bank
4.74%, 07/19/06	99,564	99,564
American Express Centurion Bank
4.78%, 06/29/06	159,302	159,302
American Express Credit Corp.
4.76%, 02/05/07	119,477	119,563
ASIF Global Financing
4.95%, 05/30/06 (e)	756,686	756,877
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (e)	258,866	258,866
Beta Finance Inc.
4.77%, 05/25/06 (e)	278,779	278,775

BMW US Capital LLC
4.72%, 04/16/07 (e)	398,256	398,256
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (e)	31,860	31,860
CC USA Inc.
4.77%, 05/25/06 (e)	219,041	219,037
Commodore CDO Ltd.
4.97%, 12/12/06 (e)	99,564	99,564
DEPFA Bank PLC
4.92%, 03/15/07	398,256	398,256
Eli Lilly Services Inc.
4.60%, 03/30/07 (e)	398,256	398,256
Fifth Third Bancorp.
4.78%, 01/23/07 (e)	796,512	796,512
General Electric Capital Corp.
4.79%, 04/09/07	179,215	179,344
Hartford Life Global Funding Trusts
4.77%, 02/15/07	398,256	398,256
HBOS Treasury Services PLC
5.00%, 04/24/07 (e)	398,256	398,256
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (e)	416,883	416,883
Marshall & Ilsley Bank
4.73%, 02/15/07	219,041	219,041
Metropolitan Life Global Funding I
4.67%, 04/05/07 (e)	597,384	597,384
Natexis Banques Populaires
4.73%, 04/13/07 (e)	298,692	298,692
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (e)	1,075,291	1,075,330
Northern Rock PLC
4.68%, 02/02/07 (e)	477,907	477,921
Permanent Financing PLC
4.66%, 06/12/06 (e)	346,483	346,483
Pfizer Investment Capital PLC
4.71%, 02/15/07 (e)	398,256	398,256
Principal Life Income Funding Trusts
4.70%, 05/10/06	298,692	298,693
Sedna Finance Inc.
4.75%, 09/20/06 (e)	119,477	119,477
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (e)	398,256	398,256
Strips III LLC
4.86%, 07/24/06 (e)	100,416	100,416
SunTrust Bank
4.62%, 04/28/06	597,384	597,384
Toyota Motor Credit Corp.
4.81%, 04/10/06	179,215	179,215
UniCredito Italiano SpA
4.84%, 06/14/06	517,733	517,696
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (e)	398,256	398,256
US Bank N.A.
4.75%, 09/29/06	179,215	179,192
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (e)	727,794	727,795

Wells Fargo & Co.
4.74%, 03/15/07 (e)	199,128	199,142
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (e)	199,128	199,120
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (e)	238,953	238,956
Wind Master Trust
4.82%, 08/25/06 (e)	41,231	41,231
Winston Funding Ltd.
4.68%, 04/23/06 (e)	284,355	284,355

		14,219,852
TOTAL SHORT-TERM INVESTMENTS (Cost: $29,980,068)		29,980,068

TOTAL INVESTMENTS — 112.65%		275,306,515

Other Assets, Less Liabilities — (12.65)%		(30,912,524)

NET ASSETS — 100.00%		$244,393,991

(a)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.29%
Active Stock Master Portfolio (a)		$197,671,194
CoreAlpha Bond Master Portfolio (a)		302,008,892

TOTAL MASTER PORTFOLIOS		499,680,086

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.15%
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	254,421	21,854,764
iShares Lehman TIPS Bond Fund (a)	583,079	58,686,901
iShares MSCI EAFE Index Fund (a) (b)	1,384,434	89,877,455
iShares S&P MidCap 400 Index Fund (a) (b)	354,781	28,130,586
iShares S&P SmallCap 600 Index Fund (a) (b)	195,996	12,784,819

TOTAL EXCHANGE-TRADED FUNDS (Cost: $182,867,446)		211,334,525

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.06%

CERTIFICATES OF DEPOSIT (c)—0.27%
Toronto-Dominion Bank
3.94%, 07/10/06	$526,843	526,843
Washington Mutual Bank
4.79%, 05/10/06	526,843	526,843
Wells Fargo Bank N.A.
4.78%, 12/05/06	842,948	842,948

		1,896,634

COMMERCIAL PAPER (c)—2.33%
Amstel Funding Corp.
4.40%, 05/08/06	526,843	524,589
Aspen Funding Corp.
4.90%, 04/03/06	179,127	179,127
Barton Capital Corp.
4.73%, 05/10/06	421,474	419,425
Bryant Park Funding LLC
4.72%, 04/18/06	566,135	565,021

Cancara Asset Securitization Ltd.
4.73%, 04/20/06	263,421	262,833
CC USA Inc.
4.23%, 04/21/06	316,106	315,437
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	2,634,214	2,629,091
Ebury Finance Ltd.
4.79%, 05/10/06	263,421	262,125
Edison Asset Securitization LLC
4.37%, 05/08/06	526,843	524,604
Galaxy Funding Inc.
4.23%, 04/18/06	302,408	301,875
Giro Funding Corp.
4.76%, 04/24/06	263,421	262,690
Grampian Funding LLC
4.41%, 05/15/06	526,843	524,132
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,481,977	1,477,943
Liberty Street Funding Corp.
4.73%, 04/18/06	263,421	262,902
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,580,528	1,576,998
Nordea North America Inc.
4.16%, 04/04/06	1,106,370	1,106,242
Park Granada LLC
4.75%, 05/05/06	456,046	454,120
Sigma Finance Inc.
4.16%, 04/06/06	632,211	631,992
Solitaire Funding Ltd.
4.75%, 05/10/06	316,106	314,562
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	2,143,407	2,139,003
Thunder Bay Funding Inc.
4.76%, 04/18/06	519,910	518,878
Tulip Funding Corp.
4.80%, 04/28/06	1,053,686	1,050,173

		16,303,762

MEDIUM-TERM NOTES (c)—0.56%
Dorada Finance Inc.
3.93%, 07/07/06	326,643	326,634
K2 USA LLC
3.94%, 07/07/06	632,211	632,203
Marshall & Ilsley Bank
5.18%, 12/15/06	1,053,686	1,056,229
Sigma Finance Inc.
5.13%, 03/30/07	368,790	368,790
Toronto-Dominion Bank
3.81%, 06/20/06	1,317,107	1,317,134
US Bank N.A.
2.85%, 11/15/06	210,737	208,336

		3,909,326

MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares. 4.74% (a) (d)	2,325,084	2,325,084

		2,325,084

REPURCHASE AGREEMENTS (c)—1.58%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,581,179 (collateralized by non-U.S. Government debt securities, value $1,742,993, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,580,528	1,580,528
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,635,296 (collateralized by non-U.S. Government debt securities, value $2,766,974, 3.82% to 6.58%, 4/21/34 to 11/20/35).	2,634,214	2,634,214
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $2,635,279 (collateralized by U.S. Government obligations, value $2,681,982, 4.50% to 5.00%, 4/1/34 to 3/1/36).	2,634,214	2,634,214
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,108,254 (collateralized by non-U.S. Government debt securities, value $2,218,298, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,107,371	2,107,371
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,054,111 (collateralized by U.S. Government obligations, value $1,077,459, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,053,686	1,053,686
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,054,119 (collateralized by non-U.S. Government debt securities, value $1,090,864, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,053,686	1,053,686

		11,063,699

TIME DEPOSITS (c)—0.62%
Fifth Third Bank
4.84%, 04/03/06	1,183,731	1,183,731
Societe Generale
4.85%, 04/03/06	1,053,686	1,053,686
UBS AG
4.88%, 04/03/06	2,107,371	2,107,371

		4,344,788

VARIABLE & FLOATING RATE NOTES (c)—5.37%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (e)	2,434,014	2,434,450
American Express Bank
4.74%, 07/19/06	263,421	263,421
American Express Centurion Bank
4.78%, 06/29/06	421,474	421,474
American Express Credit Corp.
4.76%, 02/05/07	316,106	316,335
ASIF Global Financing
4.95%, 05/30/06 (e)	2,002,002	2,002,507
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (e)	684,896	684,896
Beta Finance Inc.
4.77%, 05/25/06 (e)	737,580	737,569

BMW US Capital LLC
4.72%, 04/16/07 (e)	1,053,686	1,053,686
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (e)	84,295	84,295
CC USA Inc.
4.77%, 05/25/06 (e)	579,527	579,518
Commodore CDO Ltd.
4.97%, 12/12/06 (e)	263,421	263,421
DEPFA Bank PLC
4.92%, 03/15/07	1,053,686	1,053,686
Eli Lilly Services Inc.
4.60%, 03/30/07 (e)	1,053,686	1,053,686
Fifth Third Bancorp.
4.78%, 01/23/07 (e)	2,107,371	2,107,371
General Electric Capital Corp.
4.79%, 04/09/07	474,158	474,500
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,053,686	1,053,686
HBOS Treasury Services PLC
5.00%, 04/24/07 (e)	1,053,686	1,053,686
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (e)	1,102,970	1,102,969
Marshall & Ilsley Bank
4.73%, 02/15/07	579,527	579,527
Metropolitan Life Global Funding I
4.67%, 04/05/07 (e)	1,580,528	1,580,528
Natexis Banques Populaires
4.73%, 04/13/07 (e)	790,264	790,264
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (e)	2,844,951	2,845,056
Northern Rock PLC
4.68%, 02/02/07 (e)	1,264,423	1,264,458
Permanent Financing PLC
4.66%, 06/12/06 (e)	916,706	916,707
Pfizer Investment Capital PLC
4.71%, 02/15/07 (e)	1,053,686	1,053,686
Principal Life Income Funding Trusts
4.70%, 05/10/06	790,264	790,267
Sedna Finance Inc.
4.75%, 09/20/06 (e)	316,106	316,106
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (e)	1,053,686	1,053,686
Strips III LLC
4.86%, 07/24/06 (e)	265,677	265,677
SunTrust Bank
4.62%, 04/28/06	1,580,528	1,580,528
Toyota Motor Credit Corp.
4.81%, 04/10/06	474,158	474,158
UniCredito Italiano SpA
4.84%, 06/14/06	1,369,791	1,369,695
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (e)	1,053,686	1,053,686
US Bank N.A.
4.75%, 09/29/06	474,158	474,098
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (e)	1,925,562	1,925,562

Wells Fargo & Co.
4.74%, 03/15/07 (e)	526,843	526,879
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (e)	526,843	526,822
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (e)	632,211	632,218
Wind Master Trust
4.82%, 08/25/06 (e)	109,088	109,088
Winston Funding Ltd.
4.68%, 04/23/06 (e)	752,331	752,331

		37,622,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,465,476)		77,465,476

TOTAL INVESTMENTS — 112.50%		788,480,087

Other Assets, Less Liabilities — (12.50)%		(87,589,536)

NET ASSETS — 100.00%		$700,890,551

(a)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—66.92%
Active Stock Master Portfolio (a)		$463,149,766
CoreAlpha Bond Master Portfolio (a)		326,714,672

TOTAL MASTER PORTFOLIOS		789,864,438

Security	Shares	Value
EXCHANGE-TRADED FUNDS—34.54%
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	595,673	51,168,311
iShares Lehman TIPS Bond Fund (a)	598,917	60,280,996
iShares MSCI EAFE Index Fund (a) (b)	3,184,672	206,748,906
iShares S&P MidCap 400 Index Fund (a) (b)	753,382	59,735,659
iShares S&P SmallCap 600 Index Fund (a) (b)	456,500	29,777,495

TOTAL EXCHANGE-TRADED FUNDS (Cost: $343,609,623)		407,711,367

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.38%

CERTIFICATES OF DEPOSIT (c)—0.50%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,638,230	1,638,230
Washington Mutual Bank
4.79%, 05/10/06	1,638,230	1,638,230
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,621,169	2,621, 169

		5,897,629

COMMERCIAL PAPER (c)—4.30%
Amstel Funding Corp.
4.40%, 05/08/06	1,638,230	1,631,222
Aspen Funding Corp.
4.90%, 04/03/06	556,998	556,998
Barton Capital Corp.
4.73%, 05/10/06	1,310,584	1,304,213
Bryant Park Funding LLC
4.72%, 04/18/06	1,760,410	1,756,948

Cancara Asset Securitization Ltd.
4.73%, 04/20/06	819,115	817,286
CC USA Inc.
4.23%, 04/21/06	982,938	980,859
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	8,191,152	8,175,224
Ebury Finance Ltd.
4.79%, 05/10/06	819,115	815,083
Edison Asset Securitization LLC
4.37%, 05/08/06	1,638,230	1,631,270
Galaxy Funding Inc.
4.23%, 04/18/06	940,344	938,687
Giro Funding Corp.
4.76%, 04/24/06	819,115	816,841
Grampian Funding LLC
4.41%, 05/15/06	1,638,230	1,629,802
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,608,244	4,595,700
Liberty Street Funding Corp.
4.73%, 04/18/06	819,115	817,501
Mont Blanc Capital Corp.
4.73%, 04/20/06	4,914,691	4,903,714
Nordea North America Inc.
4.16%, 04/04/06	3,440,284	3,439,887
Park Granada LLC
4.75%, 05/05/06	1,418,085	1,412,098
Sigma Finance Inc.
4.16%, 04/06/06	1,965,877	1,965,195
Solitaire Funding Ltd.
4.75%, 05/10/06	982,938	978,140
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	6,664,977	6,651,281
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,616,671	1,613,465
Tulip Funding Corp.
4.80%, 04/28/06	3,276,461	3,265,539

		50,696,953

MEDIUM-TERM NOTES (c)—1.03%
Dorada Finance Inc.
3.93%, 07/07/06	1,015,703	1,015,676
K2 USA LLC
3.94%, 07/07/06	1,965,877	1,965,851
Marshall & Ilsley Bank
5.18%, 12/15/06	3,276,461	3,284,369
Sigma Finance Inc.
5.13%, 03/30/07	1,146,761	1,146,761
Toronto-Dominion Bank
3.81%, 06/20/06	4,095,576	4,095,662
US Bank N.A.
2.85%, 11/15/06	655,292	647,826

		12,156,145

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (a) (d)	6,883,541	6,883,541

		6,883,541

REPURCHASE AGREEMENTS (c)—2.92%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $4,916,714 (collateralized by non-U.S. Government debt securities, value $5,419,878, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$4,914,691	4,914,691
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,194,517 (collateralized by non-U.S. Government debt securities, value $8,603,974, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,191,152	8,191,152
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,194,463 (collateralized by U.S. Government obligations, value $8,339,688, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,191,152	8,191,152
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,555,669 (collateralized by non-U.S. Government debt securities, value $6,897,852, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,552,922	6,552,922
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,277,783 (collateralized by U.S. Government obligations, value $3,350,385, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,276,461	3,276,461
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,277,807 (collateralized by non-U.S. Government debt securities, value $3,392,068, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,276,461	3,276,461

		34,402,839

TIME DEPOSITS (c)—1.14%
Fifth Third Bank
4.84%, 04/03/06	3,680,842	3,680,842
Societe Generale
4.85%, 04/03/06	3,276,461	3,276,461
UBS AG
4.88%, 04/03/06	6,552,922	6,552,922

		13,510,225

VARIABLE & FLOATING RATE NOTES (c)—9.91%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (e)	7,568,625	7,569,998
American Express Bank
4.74%, 07/19/06	819,115	819,115
American Express Centurion Bank
4.78%, 06/29/06	1,310,584	1,310,584
American Express Credit Corp.
4.76%, 02/05/07	982,938	983,650
ASIF Global Financing
4.95%, 05/30/06 (e)	6,225,276	6,226,845
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (e)	2,129,700	2,129,700
Beta Finance Inc.
4.77%, 05/25/06 (e)	2,293,523	2,293,489

BMW US Capital LLC
4.72%, 04/16/07 (e)	3,276,461	3,276,461
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (e)	262,117	262,117
CC USA Inc.
4.77%, 05/25/06 (e)	1,802,054	1,802,027
Commodore CDO Ltd.
4.97%, 12/12/06 (e)	819,115	819,115
DEPFA Bank PLC
4.92%, 03/15/07	3,276,461	3,276,461
Eli Lilly Services Inc.
4.60%, 03/30/07 (e)	3,276,461	3,276,461
Fifth Third Bancorp.
4.78%, 01/23/07 (e)	6,552,922	6,552,922
General Electric Capital Corp.
4.79%, 04/09/07	1,474,407	1,475,469
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,276,461	3,276,461
HBOS Treasury Services PLC
5.00%, 04/24/07 (e)	3,276,461	3,276,461
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (e)	3,429,711	3,429,711
Marshall & Ilsley Bank
4.73%, 02/15/07	1,802,054	1,802,054
Metropolitan Life Global Funding I
4.67%, 04/05/07 (e)	4,914,691	4,914,691
Natexis Banques Populaires
4.73%, 04/13/07 (e)	2,457,346	2,457,346
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (e)	8,846,445	8,846,770
Northern Rock PLC
4.68%, 02/02/07 (e)	3,931,753	3,931,864
Permanent Financing PLC
4.66%, 06/12/06 (e)	2,850,521	2,850,522
Pfizer Investment Capital PLC
4.71%, 02/15/07 (e)	3,276,461	3,276,461
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,457,346	2,457,354
Sedna Finance Inc.
4.75%, 09/20/06 (e)	982,938	982,938
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (e)	3,276,461	3,276,461
Strips III LLC
4.86%, 07/24/06 (e)	826,128	826,128
SunTrust Bank
4.62%, 04/28/06	4,914,691	4,914,691
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,474,407	1,474,407
UniCredito Italiano SpA
4.84%, 06/14/06	4,259,399	4,259,101
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (e)	3,276,461	3,276,461
US Bank N.A.
4.75%, 09/29/06	1,474,407	1,474,218
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (e)	5,987,584	5,987,584

Wells Fargo & Co.
4.74%, 03/15/07 (e)	1,638,230	1,638,344
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (e)	1,638,230	1,638,166
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (e)	1,965,877	1,965,899
Wind Master Trust
4.82%, 08/25/06 (e)	339,212	339,212
Winston Funding Ltd.
4.68%, 04/23/06 (e)	2,339,393	2,339,393

		116,987,112

TOTAL SHORT-TERM INVESTMENTS (Cost: $240,534,444)		240,534,444

TOTAL INVESTMENTS — 121.84%		1,438,110,249

Other Assets, Less Liabilities — (21.84)%		(257,771,886)

NET ASSETS — 100.00%		$1,180,338,363

(a)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—63.43%
Active Stock Master Portfolio (a)		$364,786,090
CoreAlpha Bond Master Portfolio (a)		126,133,264

TOTAL MASTER PORTFOLIOS		490,919,354

Security	Shares	Value
EXCHANGE-TRADED FUNDS—37.67%
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	464,218	39,876,326
iShares Lehman TIPS Bond Fund (a)	212,045	21,342,329
iShares MSCI EAFE Index Fund (a) (b)	2,504,529	162,594,023
iShares S&P MidCap 400 Index Fund (a) (b)	577,123	45,760,083
iShares S&P SmallCap 600 Index Fund (a) (b)	337,041	21,985,184

TOTAL EXCHANGE-TRADED FUNDS (Cost: $244,212,076)		291,557,945

Security	Shares	Value
SHORT-TERM INVESTMENTS—17.61%

CERTIFICATES OF DEPOSIT (c)—0.43%
Toronto-Dominion Bank
3.94%, 07/10/06	$920,838	920,838
Washington Mutual Bank
4.79%, 05/10/06	920,838	920,838
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,473,340	1,473,340

		3,315,016

COMMERCIAL PAPER (c)—3.68%
Amstel Funding Corp.
4.40%, 05/08/06	920,838	916,899
Aspen Funding Corp.
4.90%, 04/03/06	313,085	313,085
Barton Capital Corp.
4.73%, 05/10/06	736,670	733,089
Bryant Park Funding LLC
4.72%, 04/18/06	989,514	987,568
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	460,419	459,390
CC USA Inc.
4.23%, 04/21/06	552,503	551,334
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	4,604,189	4,595,235
Ebury Finance Ltd.
4.79%, 05/10/06	460,419	458,152
Edison Asset Securitization LLC
4.37%, 05/08/06	920,838	916,925
Galaxy Funding Inc.
4.23%, 04/18/06	528,561	527,629
Giro Funding Corp.
4.76%, 04/24/06	460,419	459,140
Grampian Funding LLC
4.41%, 05/15/06	920,838	916,100
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	2,590,261	2,583,210

Liberty Street Funding Corp.
4.73%, 04/18/06	460,419	459,511
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,762,513	2,756,343
Nordea North America Inc.
4.16%, 04/04/06	1,933,759	1,933,536
Park Granada LLC
4.75%, 05/05/06	797,096	793,730
Sigma Finance Inc.
4.16%, 04/06/06	1,105,005	1,104,622
Solitaire Funding Ltd.
4.75%, 05/10/06	552,503	549,805
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	3,746,336	3,738,638
Thunder Bay Funding Inc.
4.76%, 04/18/06	908,720	906,917
Tulip Funding Corp.
4.80%, 04/28/06	1,841,676	1,835,537

		28,496,395

MEDIUM-TERM NOTES (c)—0.88%
Dorada Finance Inc.
3.93%, 07/07/06	570,919	570,905
K2 USA LLC
3.94%, 07/07/06	1,105,005	1,104,991
Marshall & Ilsley Bank
5.18%, 12/15/06	1,841,676	1,846,121
Sigma Finance Inc.
5.13%, 03/30/07	644,586	644,586
Toronto-Dominion Bank
3.81%, 06/20/06	2,302,094	2,302,142
US Bank N.A.
2.85%, 11/15/06	368,335	364,138

		6,832,883

MONEY MARKET FUNDS—0.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (a) (d)	4,978,961	4,978,962

		4,978,962

REPURCHASE AGREEMENTS (c)—2.50%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,763,650 (collateralized by non-U.S. Government debt securities, value $3,046,475, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,762,513	2,762,513
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,606,081 (collateralized by non-U.S. Government debt securities, value $4,836,233, 3.82% to 6.58%, 4/21/34 to 11/20/35).	4,604,189	4,604,189
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $4,606,050 (collateralized by U.S. Government obligations, value $4,687,680, 4.50% to 5.00%, 4/1/34 to 3/1/36).	4,604,189	4,604,189
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $3,684,895 (collateralized by non-U.S. Government debt securities, value $3,877,234, 0.00% to 10.00%, 1/1/08 to 1/1/10).	3,683,351	3,683,351
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,842,419 (collateralized by U.S. Government obligations, value $1,883,228, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,841,676	1,841,676
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,842,433 (collateralized by non-U.S. Government debt securities, value $1,906,658, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,841,676	1,841,676

		19,337,594

TIME DEPOSITS (c)—0.98%
Fifth Third Bank
4.84%, 04/03/06	2,068,975	2,068,975
Societe Generale
4.85%, 04/03/06	1,841,676	1,841,676
UBS AG
4.88%, 04/03/06	3,683,351	3,683,351

		7,594,002

VARIABLE & FLOATING RATE NOTES (c)—8.50%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (e)	4,254,270	4,255,034
American Express Bank
4.74%, 07/19/06	460,419	460,419
American Express Centurion Bank
4.78%, 06/29/06	736,670	736,670
American Express Credit Corp.
4.76%, 02/05/07	552,503	552,903
ASIF Global Financing
4.95%, 05/30/06 (e)	3,499,183	3,500,065
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (e)	1,197,089	1,197,089
Beta Finance Inc.
4.77%, 05/25/06 (e)	1,289,173	1,289,154
BMW US Capital LLC
4.72%, 04/16/07 (e)	1,841,676	1,841,676
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (e)	147,334	147,334
CC USA Inc.
4.77%, 05/25/06 (e)	1,012,922	1,012,907
Commodore CDO Ltd.
4.97%, 12/12/06 (e)	460,419	460,419
DEPFA Bank PLC
4.92%, 03/15/07	1,841,676	1,841,676
Eli Lilly Services Inc.
4.60%, 03/30/07 (e)	1,841,676	1,841,676
Fifth Third Bancorp.
4.78%, 01/23/07 (e)	3,683,351	3,683,351
General Electric Capital Corp.
4.79%, 04/09/07	828,754	829,351
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,841,676	1,841,676

HBOS Treasury Services PLC
5.00%, 04/24/07 (e)	1,841,676	1,841,676
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (e)	1,927,816	1,927,816
Marshall & Ilsley Bank
4.73%, 02/15/07	1,012,922	1,012,922
Metropolitan Life Global Funding I
4.67%, 04/05/07 (e)	2,762,513	2,762,513
Natexis Banques Populaires
4.73%, 04/13/07 (e)	1,381,257	1,381,257
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (e)	4,972,524	4,972,707
Northern Rock PLC
4.68%, 02/02/07 (e)	2,210,011	2,210,073
Permanent Financing PLC
4.66%, 06/12/06 (e)	1,602,258	1,602,259
Pfizer Investment Capital PLC
4.71%, 02/15/07 (e)	1,841,676	1,841,676
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,381,257	1,381,262
Sedna Finance Inc.
4.75%, 09/20/06 (e)	552,503	552,503
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (e)	1,841,676	1,841,676
Strips III LLC
4.86%, 07/24/06 (e)	464,361	464,361
SunTrust Bank
4.62%, 04/28/06	2,762,513	2,762,513
Toyota Motor Credit Corp.
4.81%, 04/10/06	828,754	828,754
UniCredito Italiano SpA
4.84%, 06/14/06	2,394,178	2,394,011
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (e)	1,841,676	1,841,676
US Bank N.A.
4.75%, 09/29/06	828,754	828,647

Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (e)	3,365,578	3,365,578
Wells Fargo & Co.
4.74%, 03/15/07 (e)	920,838	920,902
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (e)	920,838	920,801
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (e)	1,105,005	1,105,019
Wind Master Trust
4.82%, 08/25/06 (e)	190,669	190,669
Winston Funding Ltd.
4.68%, 04/23/06 (e)	1,314,956	1,314,956

		65,757,627

TOTAL SHORT-TERM INVESTMENTS (Cost: $136,312,478)		136,312,479

TOTAL INVESTMENTS — 118.71%		918,789,777

Other Assets, Less Liabilities — (18.71)%		(144,779,828)

NET ASSETS — 100.00%		$774,009,949

(a)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security		Value
MASTER PORTFOLIOS—61.39%
Active Stock Master Portfolio (a)		$273,015,174
CoreAlpha Bond Master Portfolio (a)		37,996,110

TOTAL MASTER PORTFOLIOS		311,011,284

Security	Shares	Value
EXCHANGE-TRADED FUNDS—39.94%
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	351,492	30,193,163
iShares MSCI EAFE Index Fund (a) (b)	1,880,200	122,062,584
iShares S&P MidCap 400 Index Fund (a) (b)	428,541	33,979,016
iShares S&P SmallCap 600 Index Fund (a) (b)	246,482	16,078,021

TOTAL EXCHANGE-TRADED FUNDS (Cost: $171,005,689)		202,312,784

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.31%

CERTIFICATES OF DEPOSIT (c)—0.45%
Toronto-Dominion Bank
3.94%, 07/10/06	$634,613	634,613
Washington Mutual Bank
4.79%, 05/10/06	634,613	634,613
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,015,381	1,015,381

		2,284,607

COMMERCIAL PAPER (c)—3.88%
Amstel Funding Corp.
4.40%, 05/08/06	634,613	631,898
Aspen Funding Corp.
4.90%, 04/03/06	215,768	215,768
Barton Capital Corp.
4.73%, 05/10/06	507,690	505,222
Bryant Park Funding LLC
4.72%, 04/18/06	681,943	680,601

Cancara Asset Securitization Ltd.
4.73%, 04/20/06	317,307	316,598
CC USA Inc.
4.23%, 04/21/06	380,768	379,963
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	3,173,066	3,166,895
Ebury Finance Ltd.
4.79%, 05/10/06	317,307	315,744
Edison Asset Securitization LLC
4.37%, 05/08/06	634,613	631,917
Galaxy Funding Inc.
4.23%, 04/18/06	364,268	363,626
Giro Funding Corp.
4.76%, 04/24/06	317,307	316,426
Grampian Funding LLC
4.41%, 05/15/06	634,613	631,348
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,785,129	1,780,269
Liberty Street Funding Corp.
4.73%, 04/18/06	317,307	316,681
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,903,839	1,899,587
Nordea North America Inc.
4.16%, 04/04/06	1,332,688	1,332,534
Park Granada LLC
4.75%, 05/05/06	549,334	547,014
Sigma Finance Inc.
4.16%, 04/06/06	761,536	761,272
Solitaire Funding Ltd.
4.75%, 05/10/06	380,768	378,909
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	2,581,860	2,576,555
Thunder Bay Funding Inc.
4.76%, 04/18/06	626,262	625,020
Tulip Funding Corp.
4.80%, 04/28/06	1,269,226	1,264,995

		19,638,842

MEDIUM-TERM NOTES (c)—0.93%
Dorada Finance Inc.
3.93%, 07/07/06	393,460	393,450
K2 USA LLC
3.94%, 07/07/06	761,536	761,526
Marshall & Ilsley Bank
5.18%, 12/15/06	1,269,226	1,272,290
Sigma Finance Inc.
5.13%, 03/30/07	444,229	444,229
Toronto-Dominion Bank
3.81%, 06/20/06	1,586,533	1,586,566
US Bank N.A.
2.85%, 11/15/06	253,845	250,953

		4,709,014

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (a) (d)	2,247,329	2,247,329

		2,247,329

REPURCHASE AGREEMENTS (c)—2.63%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,904,623 (collateralized by non-U.S. Government debt securities, value $2,099,537, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,903,839	1,903,839
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,174,370 (collateralized by non-U.S. Government debt securities, value $3,332,983, 3.82% to 6.58%, 4/21/34 to 11/20/35).	3,173,066	3,173,066
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $3,174,348 (collateralized by U.S. Government obligations, value $3,230,605, 4.50% to 5.00%, 4/1/34 to 3/1/36).	3,173,066	3,173,066
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,539,516 (collateralized by non-U.S. Government debt securities, value $2,672,070, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,538,452	2,538,452
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,269,738 (collateralized by U.S. Government obligations, value $1,297,863, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,269,226	1,269,226
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,269,747 (collateralized by non-U.S. Government debt securities, value $1,314,010, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,269,226	1,269,226

		13,326,875

TIME DEPOSITS (c)—1.03%
Fifth Third Bank
4.84%, 04/03/06	1,425,874	1,425,874
Societe Generale
4.85%, 04/03/06	1,269,226	1,269,226
UBS AG
4.88%, 04/03/06	2,538,452	2,538,452

		5,233,552

VARIABLE & FLOATING RATE NOTES (c)—8.95%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (e)	2,931,913	2,932,447
American Express Bank
4.74%, 07/19/06	317,307	317,307
American Express Centurion Bank
4.78%, 06/29/06	507,690	507,690
American Express Credit Corp.
4.76%, 02/05/07	380,768	381,044
ASIF Global Financing
4.95%, 05/30/06 (e)	2,411,530	2,412,138
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (e)	824,997	824,997
Beta Finance Inc.
4.77%, 05/25/06 (e)	888,458	888,445

BMW US Capital LLC
4.72%, 04/16/07 (e)	1,269,226	1,269,226
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (e)	101,538	101,538
CC USA Inc.
4.77%, 05/25/06 (e)	698,074	698,064
Commodore CDO Ltd.
4.97%, 12/12/06 (e)	317,307	317,307
DEPFA Bank PLC
4.92%, 03/15/07	1,269,226	1,269,226
Eli Lilly Services Inc.
4.60%, 03/30/07 (e)	1,269,226	1,269,226
Fifth Third Bancorp.
4.78%, 01/23/07 (e)	2,538,452	2,538,452
General Electric Capital Corp.
4.79%, 04/09/07	571,152	571,563
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,269,226	1,269,226
HBOS Treasury Services PLC
5.00%, 04/24/07 (e)	1,269,226	1,269,226
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (e)	1,328,592	1,328,591
Marshall & Ilsley Bank
4.73%, 02/15/07	698,074	698,074
Metropolitan Life Global Funding I
4.67%, 04/05/07 (e)	1,903,839	1,903,839
Natexis Banques Populaires
4.73%, 04/13/07 (e)	951,920	951,920
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (e)	3,426,911	3,427,037
Northern Rock PLC
4.68%, 02/02/07 (e)	1,523,071	1,523,115
Permanent Financing PLC
4.66%, 06/12/06 (e)	1,104,227	1,104,228
Pfizer Investment Capital PLC
4.71%, 02/15/07 (e)	1,269,226	1,269,226
Principal Life Income Funding Trusts
4.70%, 05/10/06	951,920	951,923
Sedna Finance Inc.
4.75%, 09/20/06 (e)	380,768	380,768
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (e)	1,269,226	1,269,226
Strips III LLC
4.86%, 07/24/06 (e)	320,023	320,023
SunTrust Bank
4.62%, 04/28/06	1,903,839	1,903,839
Toyota Motor Credit Corp.
4.81%, 04/10/06	571,152	571,152
UniCredito Italiano SpA
4.84%, 06/14/06	1,649,994	1,649,879
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (e)	1,269,226	1,269,226
US Bank N.A.
4.75%, 09/29/06	571,152	571,078
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (e)	2,319,453	2,319,454

Wells Fargo & Co.
4.74%, 03/15/07 (e)	634,613	634,657
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (e)	634,613	634,588
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (e)	761,536	761,545
Wind Master Trust
4.82%, 08/25/06 (e)	131,403	131,403
Winston Funding Ltd.
4.68%, 04/23/06 (e)	906,228	906,228

		45,318,141

TOTAL SHORT-TERM INVESTMENTS (Cost: $92,758,360)		92,758,360

TOTAL INVESTMENTS — 119.64%		606,082,428

Other Assets, Less Liabilities — (19.64)%		(99,503,041)

NET ASSETS — 100.00%		$506,579,387

(a)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.72%

AEROSPACE & DEFENSE—1.26%
Lockheed Martin Corp. (a)	225,467	$16,939,336
Rockwell Collins Inc.	1,135	63,957

		17,003,293

AGRICULTURE—2.13%
Altria Group Inc.	51,139	3,623,710
Archer-Daniels-Midland Co. (a)	476,648	16,039,205
Reynolds American Inc. (a)	56,963	6,009,596
UST Inc. (a)	74,963	3,118,461

		28,790,972

AIRLINES—0.07%
Southwest Airlines Co.	55,830	1,004,382

		1,004,382

AUTO MANUFACTURERS—0.00%
PACCAR Inc.	661	46,587

		46,587

AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc. (a)	26,146	447,881
Autoliv Inc.	49,676	2,810,668

		3,258,549

BANKS—5.12%
Bank of America Corp.	747,060	34,021,112
Comerica Inc. (a)	23,305	1,350,991
U.S. Bancorp	347,177	10,588,898
UnionBanCal Corp.	9,734	682,937
Wachovia Corp. (a)	401,020	22,477,171

		69,121,109

BEVERAGES—2.42%
Anheuser-Busch Companies Inc. (a)	221,457	9,471,716
Coca-Cola Co. (The)	298,543	12,499,995
Coca-Cola Enterprises Inc.	77,790	1,582,249
Pepsi Bottling Group Inc.	279,307	8,488,140
PepsiAmericas Inc. (a)	25,934	634,086

		32,676,186

BIOTECHNOLOGY—0.59%
Amgen Inc. (b)	109,335	7,954,121

		7,954,121

BUILDING MATERIALS—0.29%
Masco Corp. (a)	119,668	3,888,013

		3,888,013

CHEMICALS—1.37%
Dow Chemical Co. (The) (a)	413,743	16,797,966
Eastman Chemical Co. (a)	29,881	1,529,310
Huntsman Corp. (a) (b)	11,519	222,317

		18,549,593

COMMERCIAL SERVICES—2.41%
Accenture Ltd.	345,805	10,398,356
Apollo Group Inc. Class A (a) (b)	24,990	1,312,225
Block (H & R) Inc.	92,880	2,010,852
Career Education Corp. (a) (b)	44,235	1,668,987
Cendant Corp.	692,350	12,012,272
Convergys Corp. (b)	109,530	1,994,541
Deluxe Corp.	3,692	96,620
Education Management Corp. (b)	4,253	176,925
Equifax Inc.	5,001	186,237
Manpower Inc.	26,807	1,532,824
Moody’s Corp.	7,156	511,368
PHH Corp. (b)	6,538	174,565
Rent-A-Center Inc. (b)	12,134	310,509
Robert Half International Inc.	2,391	92,317

		32,478,598

COMPUTERS—2.88%
Apple Computer Inc. (b)	311,861	19,559,922
Computer Sciences Corp. (a) (b)	171,492	9,526,381
Dell Inc. (a) (b)	150,606	4,482,035
International Business Machines Corp.	21,423	1,766,755
Seagate Technology	134,605	3,544,150

		38,879,243

COSMETICS & PERSONAL CARE—0.64%
Colgate-Palmolive Co.	7,479	427,051
Procter & Gamble Co.	142,719	8,223,469
		8,650,520

DISTRIBUTION & WHOLESALE—0.63%
CDW Corp. (a)	74,475	4,382,854
Grainger (W.W.) Inc. (a)	44,267	3,335,518
Ingram Micro Inc. Class A (b)	40,254	805,080

		8,523,452

DIVERSIFIED FINANCIAL SERVICES—11.00%
Ameriprise Financial Inc.	27,096	1,220,946
CIT Group Inc.	182,426	9,763,440
Citigroup Inc.	833,448	39,363,749
Countrywide Financial Corp. (a)	440,118	16,152,331
Federal Home Loan Mortgage Corp.	68,299	4,166,239
Federal National Mortgage Association	93,132	4,786,985
Goldman Sachs Group Inc. (The)	62,743	9,848,141
IndyMac Bancorp Inc. (a)	44,317	1,813,895
JP Morgan Chase & Co. (a)	707,693	29,468,337
Merrill Lynch & Co. Inc.	130,432	10,272,824
Morgan Stanley	343,098	21,553,416
Student Loan Corp.	732	170,556

		148,580,859

ELECTRIC—2.12%
Alliant Energy Corp. (a)	44,339	1,395,348
Constellation Energy Group Inc.	67,966	3,718,420
Edison International	182,730	7,524,821
Energy East Corp.	7,160	173,988
FirstEnergy Corp.	136,750	6,687,075
NSTAR	7,534	215,548
Pepco Holdings Inc. (a)	5,894	134,324
Puget Energy Inc.	16,712	353,960
TXU Corp.	188,752	8,448,540

		28,652,024

ELECTRONICS—0.58%
Agilent Technologies Inc. (b)	207,990	7,810,024

		7,810,024

ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.	4,604	395,023

		395,023

FOOD—0.79%
Hormel Foods Corp.	8,699	294,026
Pilgrim’s Pride Corp. (a)	77,171	1,672,296
Smithfield Foods Inc. (a) (b)	52,313	1,534,863
SUPERVALU Inc. (a)	116,829	3,600,670
Tyson Foods Inc. Class A (a)	254,134	3,491,801

		10,593,656

FOREST PRODUCTS & PAPER—0.23%
Louisiana-Pacific Corp.	83,700	2,276,640
Plum Creek Timber Co. Inc.	21,279	785,833

		3,062,473

GAS—0.23%
ONEOK Inc.	14,597	470,753
Sempra Energy	52,306	2,430,137
UGI Corp.	7,068	148,923

		3,049,813

HAND & MACHINE TOOLS—0.24%
Black & Decker Corp. (a)	37,735	3,278,794

		3,278,794

HEALTH CARE - PRODUCTS—4.48%
Alcon Inc. (a)	35,281	3,678,397
Becton, Dickinson & Co.	223,492	13,762,637
Boston Scientific Corp. (b)	332,109	7,655,112
Guidant Corp.	36,545	2,852,703
Johnson & Johnson	550,427	32,596,287

		60,545,136

HEALTH CARE - SERVICES—1.92%
HCA Inc.	243,866	11,166,624
Health Management Associates Inc. Class A	13,623	293,848
Health Net Inc. (b)	54,498	2,769,588
Humana Inc. (b)	163,010	8,582,476
Lincare Holdings Inc. (b)	25,486	992,935
Sierra Health Services Inc. (a) (b)	53,020	2,157,914

		25,963,385

HOME BUILDERS—0.44%
NVR Inc. (a) (b)	7,969	5,888,693

		5,888,693

HOME FURNISHINGS—0.26%
Harman International Industries Inc. (a)	31,984	3,554,382

		3,554,382

HOUSEHOLD PRODUCTS & WARES—1.17%
Blyth Inc.	13,230	278,095
Clorox Co. (The)	99,167	5,935,145
Kimberly-Clark Corp.	165,466	9,563,935

		15,777,175

INSURANCE—4.01%
ACE Ltd.	143,305	7,453,293
Allstate Corp. (The)	22,352	1,164,763
American International Group Inc.	87,574	5,787,766
Axis Capital Holdings Ltd.	125,500	3,752,450
Everest Re Group Ltd.	48,657	4,543,104
Lincoln National Corp. (a)	79,909	4,362,232
MetLife Inc.	122,472	5,923,971
Nationwide Financial Services Inc. (a)	31,457	1,353,280
Protective Life Corp.	13,076	650,400
Radian Group Inc. (a)	47,648	2,870,792
Reinsurance Group of America Inc.	23,613	1,116,659
RenaissanceRe Holdings Ltd. (a)	44,397	1,936,597
St. Paul Travelers Companies Inc.	268,645	11,226,675
StanCorp Financial Group Inc.	36,819	1,992,276

		54,134,258

INTERNET—0.77%
Amazon.com Inc. (a) (b)	55,062	2,010,314
Google Inc. Class A (b)	21,368	8,333,520

		10,343,834

IRON & STEEL—0.73%
Nucor Corp. (a)	73,745	7,727,739
Steel Dynamics Inc. (a)	38,367	2,176,560

		9,904,299

LEISURE TIME—1.30%
Brunswick Corp.	46,766	1,817,327
Polaris Industries Inc. (a)	26,929	1,469,246
Royal Caribbean Cruises Ltd. (a)	306,938	12,897,535
Sabre Holdings Corp. (a)	59,825	1,407,682

		17,591,790

LODGING—0.10%
Choice Hotels International Inc.	28,691	1,313,474

		1,313,474

MACHINERY—0.58%
AGCO Corp. (a) (b)	10,665	221,192
Cummins Inc. (a)	51,570	5,420,007
Graco Inc. (a)	49,567	2,251,829

		7,893,028

MANUFACTURING—3.35%
Eaton Corp.	3,442	251,163
General Electric Co.	775,644	26,976,898
Ingersoll-Rand Co. Class A	18,268	763,420
Parker Hannifin Corp.	22,985	1,852,821
3M Co.	202,909	15,358,182

		45,202,484

MEDIA—1.50%
CBS Corp. Class B	80,443	1,929,023
Comcast Corp. Class A (a) (b)	330,021	8,633,349
Comcast Corp. Class A Special (b)	22,843	596,659
EchoStar Communications Corp. (b)	93,352	2,788,424
Gannett Co. Inc. (a)	18,614	1,115,351
Media General Inc. Class A	1,564	72,914
Tribune Co. (a)	98,999	2,715,543
Viacom Inc. Class B (b)	61,478	2,385,346

		20,236,609

MINING—0.71%
Phelps Dodge Corp.	119,364	9,612,383

		9,612,383

OIL & GAS—9.49%
Anadarko Petroleum Corp.	79,378	8,017,972
Burlington Resources Inc.	6,350	583,628
Chevron Corp.	21,675	1,256,500
ConocoPhillips	368,739	23,285,868
Devon Energy Corp.	128,755	7,875,943
Exxon Mobil Corp. (a)	492,103	29,949,389
Helmerich & Payne Inc.	2,121	148,088
Marathon Oil Corp.	69,509	5,294,501
Nabors Industries Ltd. (b)	83,849	6,001,911
Occidental Petroleum Corp.	185,137	17,152,943
Patterson-UTI Energy Inc.	172,457	5,511,726
Pogo Producing Co. (a)	47,574	2,390,593
Sunoco Inc.	8,197	635,841
Tesoro Corp.	21,516	1,470,403
Unit Corp. (b)	3,099	172,769
Valero Energy Corp.	308,590	18,447,510

		128,195,585

OIL & GAS SERVICES—0.47%
Baker Hughes Inc.	3,478	237,895
BJ Services Co. (a)	162,969	5,638,727
Tidewater Inc.	7,976	440,514

		6,317,136

PHARMACEUTICALS—5.47%
Abbott Laboratories	39,276	1,668,052
Allergan Inc. (a)	81,488	8,841,448
Barr Pharmaceuticals Inc. (b)	46,131	2,905,330
Express Scripts Inc. (b)	3,358	295,168
Forest Laboratories Inc. (b)	31,704	1,414,950
Gilead Sciences Inc. (b)	272,985	16,985,127
King Pharmaceuticals Inc. (b)	68,265	1,177,571
Merck & Co. Inc.	240,020	8,455,905
Pfizer Inc.	1,042,235	25,972,496
Wyeth	127,210	6,172,229

		73,888,276

REAL ESTATE INVESTMENT TRUSTS—0.24%
CBL & Associates Properties Inc. (a)	3,756	159,442
Health Care Property Investors Inc. (a)	29,594	840,470
Health Care REIT Inc. (a)	10,252	390,601
Hospitality Properties Trust	6,115	267,042
HRPT Properties Trust	12,790	150,155
Liberty Property Trust	1,492	70,363
Mack-Cali Realty Corp. (a)	11,298	542,304
Mills Corp.	10,743	300,804
Trizec Properties Inc. (a)	19,837	510,406

		3,231,587

RETAIL—6.23%
American Eagle Outfitters Inc. (a)	283,382	8,461,787
AutoNation Inc. (b)	322,850	6,957,417
Brinker International Inc.	13,132	554,827
CBRL Group Inc.	39,677	1,742,217
Claire’s Stores Inc.	30,715	1,115,262
Costco Wholesale Corp.	278,321	15,073,865
Darden Restaurants Inc.	6,396	262,428
GameStop Corp. Class B (b)	13,670	592,184
Gap Inc. (The)	164,681	3,076,241
Home Depot Inc.	550,973	23,306,158
Penney (J.C.) Co. Inc.	1,180	71,284
PETCO Animal Supplies Inc. (b)	4,819	113,584
Sonic Corp. (b)	23,068	810,379
Staples Inc.	38,993	995,101
Wal-Mart Stores Inc.	433,775	20,491,531
Yum! Brands Inc.	8,800	429,968

		84,054,233

SAVINGS & LOANS—0.98%
Washington Mutual Inc. (a)	308,870	13,164,039

		13,164,039

SEMICONDUCTORS—3.24%
Advanced Micro Devices Inc. (b)	1,698	56,306
Intel Corp.	1,252,701	24,239,764
Lam Research Corp. (a) (b)	93,465	4,018,995
National Semiconductor Corp.	2,201	61,276
QLogic Corp. (b)	121,495	2,350,928
Texas Instruments Inc. (a)	399,330	12,966,245

		43,693,514

SOFTWARE—3.91%
Autodesk Inc. (b)	244,489	9,417,716
Dun & Bradstreet Corp. (b)	15,791	1,210,854
Fiserv Inc. (b)	35,611	1,515,248
Intuit Inc. (b)	4,874	259,248
Microsoft Corp.	1,486,174	40,438,795

		52,841,861

TELECOMMUNICATIONS—7.46%
ADTRAN Inc. (a)	15,882	415,791
AT&T Inc.	147,317	3,983,452
CenturyTel Inc.	55,886	2,186,260
Cisco Systems Inc. (b)	1,336,956	28,971,837
Motorola Inc.	789,216	18,080,939
QUALCOMM Inc.	443,724	22,456,872
Verizon Communications Inc.	721,800	24,584,508

		100,679,659

TRANSPORTATION—1.64%
Alexander & Baldwin Inc.	4,035	192,389
Burlington Northern Santa Fe Corp.	140,456	11,704,198
Hunt (J.B.) Transport Services Inc. (a)	95,252	2,051,728
Landstar System Inc.	17,548	774,218
Norfolk Southern Corp.	31,554	1,706,125
Overseas Shipholding Group Inc. (a)	18,337	878,892
Ryder System Inc. (a)	91,544	4,099,340
Teekay Shipping Corp.	21,264	788,256

		22,195,146

TOTAL COMMON STOCKS (Cost: $1,165,325,696)		1,292,469,250

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.95%

CERTIFICATES OF DEPOSIT (c)—0.22%
Toronto-Dominion Bank
3.94%, 07/10/06	$816,347	816,347
Washington Mutual Bank
4.79%, 05/10/06	816,346	816,346
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,306,154	1,306,154

		2,938,847

COMMERCIAL PAPER (c)—1.87%
Amstel Funding Corp.
4.40%, 05/08/06	816,346	812,854
Aspen Funding Corp.
4.90%, 04/03/06	277,558	277,558
Barton Capital Corp.
4.73%, 05/10/06	653,077	649,902

Bryant Park Funding LLC
4.72%, 04/18/06	877,229	875,504
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	408,173	407,261
CC USA Inc.
4.23%, 04/21/06	489,808	488,772
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	4,081,730	4,073,793
Ebury Finance Ltd.
4.79%, 05/10/06	408,173	406,164
Edison Asset Securitization LLC
4.37%, 05/08/06	816,346	812,878
Galaxy Funding Inc.
4.23%, 04/18/06	468,583	467,757
Giro Funding Corp.
4.76%, 04/24/06	408,173	407,040
Grampian Funding LLC
4.41%, 05/15/06	816,346	812,146
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	2,296,333	2,290,082
Liberty Street Funding Corp.
4.73%, 04/18/06	408,173	407,369
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,449,038	2,443,568
Nordea North America Inc.
4.16%, 04/04/06	1,714,327	1,714,129
Park Granada LLC
4.75%, 05/05/06	706,645	703,662
Sigma Finance Inc.
4.16%, 04/06/06	979,615	979,276
Solitaire Funding Ltd.
4.75%, 05/10/06	489,808	487,416
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	3,321,222	3,314,399
Thunder Bay Funding Inc.
4.76%, 04/18/06	805,603	804,005
Tulip Funding Corp.
4.80%, 04/28/06	1,632,692	1,627,250

		25,262,785

MEDIUM-TERM NOTES (c)—0.45%
Dorada Finance Inc.
3.93%, 07/07/06	506,135	506,121
K2 USA LLC
3.94%, 07/07/06	979,615	979,603
Marshall & Ilsley Bank
5.18%, 12/15/06	1,632,692	1,636,633
Sigma Finance Inc.
5.13%, 03/30/07	571,442	571,442
Toronto-Dominion Bank
3.81%, 06/20/06	2,040,865	2,040,908
US Bank N.A.
2.85%, 11/15/06	326,538	322,818

		6,057,525

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.74% (d) (e)	4,141,434	4,141,434

		4,141,434

REPURCHASE AGREEMENTS (c)—1.27%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,450,046 (collateralized by non-U.S. Government debt securities, value $2,700,778, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,449,038	2,449,038
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,083,407 (collateralized by non-U.S. Government debt securities, value $4,287,443, 3.82% to 6.58%, 4/21/34 to 11/20/35).	4,081,730	4,081,730
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $4,083,380 (collateralized by U.S. Government obligations, value $4,155,747, 4.50% to 5.00%, 4/1/34 to 3/1/36).	4,081,730	4,081,730
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $3,266,753 (collateralized by non-U.S. Government debt securities, value $3,437,266, 0.00% to 10.00%, 1/1/08 to 1/1/10).	3,265,384	3,265,384
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,633,351 (collateralized by U.S. Government obligations, value $1,669,529, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,632,692	1,632,692
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,633,363 (collateralized by non-U.S. Government debt securities, value $1,690,300, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,632,692	1,632,692

		17,143,266

TIME DEPOSITS (c)—0.50%
Fifth Third Bank
4.84%, 04/03/06	1,834,199	1,834,199
Societe Generale
4.85%, 04/03/06	1,632,692	1,632,692
UBS AG
4.88%, 04/03/06	3,265,384	3,265,384

		6,732,275

U.S. TREASURY OBLIGATIONS—0.02%
U.S. Treasury Bill
4.41%, 06/22/06 (f) (g)	300,000	297,024

		297,024

VARIABLE & FLOATING RATE NOTES (c)—4.32%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (h)	3,771,519	3,772,201
American Express Bank
4.74%, 07/19/06	408,173	408,173
American Express Centurion Bank
4.78%, 06/29/06	653,077	653,077
American Express Credit Corp.
4.76%, 02/05/07	489,808	490,162

ASIF Global Financing
4.95%, 05/30/06 (h)	3,102,115	3,102,897
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (h)	1,061,250	1,061,250
Beta Finance Inc.
4.77%, 05/25/06 (h)	1,142,885	1,142,868
BMW US Capital LLC
4.72%, 04/16/07 (h)	1,632,692	1,632,692
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (h)	130,615	130,615
CC USA Inc.
4.77%, 05/25/06 (h)	897,981	897,967
Commodore CDO Ltd.
4.97%, 12/12/06 (h)	408,173	408,173
DEPFA Bank PLC
4.92%, 03/15/07	1,632,692	1,632,692
Eli Lilly Services Inc.
4.60%, 03/30/07 (h)	1,632,692	1,632,692
Fifth Third Bancorp.
4.78%, 01/23/07 (h)	3,265,384	3,265,384
General Electric Capital Corp.
4.79%, 04/09/07	734,711	735,240
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,632,692	1,632,692
HBOS Treasury Services PLC
5.00%, 04/24/07 (h)	1,632,692	1,632,692
Leafs LLC
4.78%, 01/22/07 - 02/20/07 (h)	1,709,058	1,709,058
Marshall & Ilsley Bank
4.73%, 02/15/07	897,981	897,981
Metropolitan Life Global Funding I
4.67%, 04/05/07 (h)	2,449,038	2,449,038
Natexis Banques Populaires
4.73%, 04/13/07 (h)	1,224,519	1,224,519
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (h)	4,408,269	4,408,431
Northern Rock PLC
4.68%, 02/02/07 (h)	1,959,231	1,959,286
Permanent Financing PLC
4.66%, 06/12/06 (h)	1,420,442	1,420,443
Pfizer Investment Capital PLC
4.71%, 02/15/07 (h)	1,632,692	1,632,692
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,224,519	1,224,523
Sedna Finance Inc.
4.75%, 09/20/06 (h)	489,808	489,808
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (h)	1,632,692	1,632,692
Strips III LLC
4.86%, 07/24/06 (h)	411,668	411,668
SunTrust Bank
4.62%, 04/28/06	2,449,038	2,449,038
Toyota Motor Credit Corp.
4.81%, 04/10/06	734,711	734,711
UniCredito Italiano SpA
4.84%, 06/14/06	2,122,500	2,122,351

Union Hamilton Special Funding LLC
4.97%, 09/28/06 (h)	1,632,692	1,632,692
US Bank N.A.
4.75%, 09/29/06	734,711	734,617
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (h)	2,983,671	2,983,671
Wells Fargo & Co.
4.74%, 03/15/07 (h)	816,346	816,403
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (h)	816,346	816,314
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (h)	979,615	979,627
Wind Master Trust
4.82%, 08/25/06 (h)	169,033	169,033
Winston Funding Ltd.
4.68%, 04/23/06 (h)	1,165,742	1,165,742

		58,295,805

TOTAL SHORT-TERM INVESTMENTS (Cost: $120,868,821)		120,868,961

TOTAL INVESTMENTS IN SECURITIES — 104.67% (Cost: $1,286,194,517)		1,413,338,211

Other Assets, Less Liabilities — (4.67)%		(63,034,495)

NET ASSETS — 100.00%		$1,350,303,716

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(h)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

As of March 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (06/16/06)	11	$3,584,075	$19,126

			$19,126

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

March 31, 2006 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—33.61%

ADVERTISING—0.25%
Donnelley (R.H.) Corp.
6.88%, 01/15/13 (a)	$250,000	$233,750
6.88%, 01/15/13 (a)	500,000	467,500
8.88%, 01/15/16 (a)	250,000	260,000
Norfolk Southern Corp.
5.59%, 05/17/25	598,000	570,122
NTL Cable PLC
8.75%, 04/15/14	750,000	768,750

		2,300,122

AEROSPACE & DEFENSE—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	500,000	506,250

		506,250

AGRICULTURE—0.06%
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15	500,000	513,750

		513,750

APPAREL—0.06%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	526,250

		526,250

AUTO MANUFACTURERS—0.87%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,978,234
4.75%, 01/15/08	1,000,000	985,987
4.88%, 06/15/10	950,000	915,564
8.50%, 01/18/31	3,500,000	4,094,587

		7,974,372

BANKS—1.59%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,865,890
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,893,359
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,941,851
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,732,544
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,192,205

		14,625,849

BIOTECHNOLOGY—0.15%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,408,590

		1,408,590

BUILDING MATERIALS—0.04%
NTK Holdings Inc.
10.75%, 03/01/14	500,000	365,000

		365,000

CHEMICALS—0.03%
PolyOne Corp.
8.88%, 05/01/12	250,000	256,250

		256,250

COMMERCIAL SERVICES—0.59%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,046,760
7.38%, 01/15/13	1,000,000	1,098,379
United Rentals North America Inc.
7.00%, 02/15/14	250,000	240,625

		5,385,764

COMPUTERS—0.06%
Sungard Data Systems Inc.
9.13%, 08/15/13 (a)	250,000	264,375
10.25%, 08/15/15 (a)	250,000	263,125

		527,500

DIVERSIFIED FINANCIAL SERVICES—7.03%
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,841,752
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,333,606
CIT Group Funding Company of Canada
4.65%, 07/01/10	3,750,000	3,620,779
CIT Group Inc.
4.84%, 02/21/08	1,250,000	1,249,710
5.75%, 09/25/07	5,000,000	5,030,300
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	259,687
General Electric Capital Corp.
3.45%, 07/16/07	6,000,000	5,870,616
6.75%, 03/15/32	3,000,000	3,340,737
General Motors Acceptance Corp.
7.25%, 03/02/11	500,000	473,822
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,891,409
5.13%, 01/15/15	3,500,000	3,345,020
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,939,096
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,957,160

Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	948,034
5.00%, 01/14/11	3,000,000	2,939,118
Merrill Lynch & Co. Inc.
4.73%, 10/19/07	8,000,000	8,012,832
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,960,070
6.38%, 06/30/10	1,200,000	1,208,904
SLM Corp.
5.63%, 04/10/07	7,500,000	7,521,622
Vanguard Health Holding Co. I LLC
9.00%, 10/01/15	500,000	365,000
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	500,000	511,250

		64,620,524

ELECTRIC—2.92%
CMS Energy Corp.
7.75%, 08/01/10	500,000	523,750
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	927,368
5.88%, 02/01/33	3,500,000	3,329,067
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,513,014
7.60%, 04/01/32	1,250,000	1,429,695
Mirant North America LLC
7.38%, 12/31/13 (a)	1,000,000	1,020,000
Northern States Power
5.25%, 07/15/35	2,500,000	2,261,045
NRG Energy Inc.
7.25%, 02/01/14	500,000	508,125
7.38%, 02/01/16	500,000	510,625
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,364,047
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,437,246
8.63%, 04/15/31	700,000	889,699
Reliant Energy Inc.
6.75%, 12/15/14	250,000	220,625
Sierra Pacific Resources
6.75%, 08/15/17 (a)	750,000	752,812
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,238,758
TXU Corp.
5.55%, 11/15/14	250,000	233,849
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,796,661
7.00%, 03/15/13	850,000	885,332

		26,841,718

ELECTRONICS—0.14%
Midwest Generation LLC
8.75%, 05/01/34	750,000	811,875
Sanmina-SCI Corp.
6.75%, 03/01/13	250,000	238,125
8.13%, 03/01/16	250,000	252,500

		1,302,500

ENTERTAINMENT—0.22%
AMC Entertainment Inc.
11.00%, 02/01/16 (a)	500,000	516,250
Cinemark Inc.
0.00%, 03/15/14	250,000	191,250
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	1,042,500
Six Flags Inc.
9.75%, 04/15/13	250,000	251,875

		2,001,875

ENVIRONMENTAL CONTROL—0.03%
Allied Waste North America
7.25%, 03/15/15	250,000	255,000

		255,000

FOOD—1.11%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	530,000
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,349,424
Kroger Co. (The)
8.05%, 02/01/10	5,000,000	5,381,875
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,973,696

		10,234,995

FOREST PRODUCTS & PAPER—0.47%
Bowater Canada Finance
7.95%, 11/15/11	250,000	249,375
Domtar Inc.
7.88%, 10/15/11	250,000	236,875
Georgia-Pacific Corp.
7.70%, 06/15/15	250,000	251,250
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,213,834
7.38%, 03/15/32	1,250,000	1,334,774

		4,286,108

GAS—0.03%
Colorado Interstate Gas Co.
6.80%, 11/15/15 (a)	250,000	254,347

		254,347

HEALTH CARE - PRODUCTS—0.31%
Boston Scientific Corp.
5.45%, 06/15/14	3,000,000	2,894,124

		2,894,124

HEALTH CARE - SERVICES—0.55%
HCA Inc.
5.75%, 03/15/14	500,000	467,808
Res-Care Inc.
7.75%, 10/15/13	250,000	251,250
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,538,440
5.80%, 03/15/36	800,000	761,815

		5,019,313

HOLDING COMPANIES - DIVERSIFIED—0.03%
Marquee Holdings Inc.
12.00%, 08/15/14	500,000	325,000

		325,000

HOME BUILDERS—0.05%
Standard Pacific Corp.
7.00%, 08/15/15	500,000	462,500

		462,500

HOUSEHOLD PRODUCTS & WARES—0.57%
Clorox Co. (The)
5.03%, 12/14/07	5,250,000	5,260,915

		5,260,915

INSURANCE—2.65%
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,683,887
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,382,247
ASIF Global Financing XVII
3.85%, 11/26/07 (a)	6,500,000	6,354,263
Berkshire Hathaway Finance Corp.
4.61%, 01/11/08	1,400,000	1,401,924
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,034,628
Markel Corp.
7.35%, 08/15/34	1,000,000	1,031,211
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,443,336

		24,331,496

LODGING—0.60%
Hilton Hotels Corp.
7.63%, 12/01/12	250,000	509,668
Marriott International Inc.
4.63%, 06/15/12	750,000	703,331
5.81%, 11/10/15 (a)	3,530,000	3,481,360
MGM Mirage
8.50%, 09/15/10	750,000	802,500

		5,496,859

MACHINERY—0.07%
Case Corp.
7.25%, 01/15/16	250,000	245,000
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	357,500

		602,500

MANUFACTURING—0.05%
Tyco International Group SA
7.00%, 06/15/28	400,000	420,854

		420,854

MEDIA—0.70%
CCH I LLC
11.00%, 10/01/15	500,000	415,625
Comcast Corp.
6.45%, 03/15/37	3,000,000	2,886,606
CSC Holdings Inc.
7.63%, 04/01/11	500,000	502,500
Dex Media East LLC
12.13%, 11/15/12	325,000	371,312
Dex Media Inc.
8.00%, 11/15/13	500,000	515,000
DirecTV Holdings LLC
6.38%, 06/15/15	250,000	246,875
Echostar DBS Corp.
6.38%, 10/01/11	500,000	488,750
Knight Ridder Inc.
7.13%, 06/01/11	750,000	777,402
Liberty Media Corp.
8.25%, 02/01/30	250,000	241,586

		6,445,656

OFFICE & BUSINESS EQUIPMENT—0.06%
Xerox Corp.
6.88%, 08/15/11	250,000	256,563
7.20%, 04/01/16	250,000	263,125

		519,688

OIL & GAS—1.61%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,673,722
Chesapeake Energy Corp.
6.50%, 08/15/17 (a)	250,000	246,875
6.88%, 01/15/16	500,000	503,750
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,509,093
Dexia Credit Local
4.88%, 07/01/15	1,750,000	1,655,680
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,932,744
5.75%, 03/01/35	1,500,000	1,334,520
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	250,000	249,375
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	254,322
Parker Drilling Co.
9.63%, 10/01/13	500,000	555,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,048,000
Tesoro Corp.
6.25%, 11/01/12 (a)	250,000	245,625

Valero Energy Corp.
7.50%, 04/15/32	2,250,000	2,586,848

		14,795,554

OIL & GAS SERVICES—0.06%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	97,500
Weatherford International Ltd.
5.50%, 02/15/16	500,000	490,287

		587,787

PACKAGING & CONTAINERS—0.20%
Crown Americas Inc.
7.63%, 11/15/13 (a)	500,000	517,500
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	252,500
Stone Container Corp.
9.75%, 02/01/11	1,000,000	1,027,500

		1,797,500

PHARMACEUTICALS—0.63%
AmerisourceBergen Corp.
5.63%, 09/15/12 (a)	1,750,000	1,721,127
5.88%, 09/15/15 (a)	250,000	245,890
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	990,000
6.13%, 01/15/15	750,000	746,049
Omnicare Inc.
6.13%, 06/01/13	250,000	240,000
6.88%, 12/15/15	250,000	249,375
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	750,000	706,895
Warner Chilcott Corp.
9.25%, 02/01/15 (a)	900,000	893,250

		5,792,586

PIPELINES—0.93%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	531,875
Copano Energy LLC
8.13%, 03/01/16 (a)	250,000	258,750
El Paso Corp.
7.80%, 08/01/31	250,000	251,250
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,704,845
Kinder Morgan Finance Co. ULC
6.40%, 01/05/36	1,250,000	1,217,130
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	243,750
SemGroup LP
8.75%, 11/15/15 (a)	500,000	510,000
Williams Companies Inc.
7.13%, 09/01/11	500,000	514,375
8.75%, 03/15/32	250,000	292,500

		8,524,475

REAL ESTATE INVESTMENT TRUSTS—1.18%
Duke Realty LP
5.20%, 12/22/06	4,250,000	4,254,645
iStar Financial Inc.
5.15%, 03/01/12	1,000,000	959,671
Omega Healthcare Investors Inc.
7.00%, 01/15/16 (a)	250,000	250,000
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,418,327

		10,882,643

RETAIL—0.87%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	255,313
Denny’s Corp.
10.00%, 10/01/12	500,000	516,250
Inergy LP
6.88%, 12/15/14	750,000	712,500
8.25%, 03/01/16 (a)	250,000	256,250
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	275,330
7.95%, 04/01/17	250,000	283,376
Staples Inc.
7.38%, 10/01/12	740,000	807,488
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,127,404
8.88%, 04/15/11	1,550,000	1,745,889

		7,979,800

SEMICONDUCTORS—0.05%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	169,493
Amkor Technology Inc.
9.25%, 02/15/08 (b)	250,000	255,000

		424,493

SOFTWARE—0.37%
Oracle Corp.
4.81%, 01/13/09 (a)	2,000,000	2,000,550
5.25%, 01/15/16 (a)	1,500,000	1,438,940

		3,439,490

TELECOMMUNICATIONS—4.33%
American Cellular Corp.
10.00%, 08/01/11	500,000	542,500
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,276,150
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,266,548
Centennial Communications Corp.
10.00%, 01/01/13	250,000	259,688
CenturyTel Inc.
7.88%, 08/15/12	1,575,000	1,705,579

Citizens Communications Co.
6.25%, 01/15/13	1,000,000	972,500
Corning Inc.
6.05%, 06/15/15	2,500,000	2,465,535
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,445,175
8.25%, 06/15/30	3,000,000	3,588,693
Dobson Communications Corp.
8.88%, 10/01/13	500,000	502,500
France Telecom SA
7.75%, 03/01/11	2,500,000	2,730,278
IWO Holdings Inc.
0.00%, 01/15/15	750,000	560,625
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,636,132
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,178,055
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,172,500
Qwest Corp.
8.88%, 03/15/12	750,000	838,125
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,326,095
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,681,349
UbiquiTel Operating Co.
9.88%, 03/01/11	250,000	273,125
US West Communications
6.88%, 09/15/33	250,000	240,000
Verizon New York Inc.
7.38%, 04/01/32	150,000	152,142

		39,813,294

TEXTILES—0.22%
Mohawk Industries Inc.
6.13%, 01/15/16	2,000,000	1,980,254

		1,980,254

TRANSPORTATION—1.82%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	4,850,000	4,965,066
CNF Inc.
6.70%, 05/01/34	2,500,000	2,453,345
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,019,866
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	753,837
8.63%, 05/15/10	500,000	555,924

		16,748,038

TOTAL CORPORATE BONDS & NOTES (Cost: $317,903,945)		308,731,583

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—18.68%
ASSET-BACKED SECURITIES—4.48%
Aegis Asset Backed Securities Trust Series 2005-1N Class N1
4.25%, 03/25/35 (a)	782,317	780,508
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,578,669
Asset Backed Funding Corp NIM Trust Series 2004-OPT4 Class N1
4.45%, 05/26/34 (a)	233,751	233,164
Bear Stearns Asset Backed Securities NIM Series 2004-HE5N Class A2
5.00%, 07/25/34 (a)	555,693	554,854
Bear Stearns Asset Backed Securities NIM Series 2004-HE6N Class A1
5.25%, 08/25/34 (a)	808,372	806,147
Bear Stearns Asset Backed Securities NIM Series 2004-HE7N Class A1
5.25%, 08/25/34 (a) (c)	2,233,762	2,231,038
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35 (a)	943,971	939,554
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35 (a) (c)	3,574,904	3,567,934
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	3,260,484	3,238,604
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,425,363
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35 (a) (c)	4,027,223	3,932,986
Long Beach Asset Holdings Corp. Series 2005-1 Class N1
4.12%, 02/25/35 (a)	919,464	916,635
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34 (a) (c)	959,354	956,656
Novastar NIM Trust Series 2004-N3
3.97%, 03/25/35 (a)	1,305,777	1,300,711
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35 (a) (c)	3,074,887	3,058,283
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35 (a) (c)	3,626,250	3,623,712

		41,144,818

MORTGAGE-BACKED SECURITIES—14.20%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
4.78%, 05/25/35	3,259,610	3,259,580
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,813,080	3,696,305
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,645,583	5,665,529

Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	14,775,221	14,839,194
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36 (c)	8,000,000	8,056,939
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,813,917	4,651,447
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36 (a)	3,000,000	2,975,998
Global Signal Trust Series 2006-1 Class D
6.05%, 02/15/36 (a)	5,000,000	4,974,723
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.21%, 12/15/44	4,000,000	3,937,946
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
5.50%, 02/15/20 (a)	2,000,000	1,997,626
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43 (c)	10,000,000	9,931,641
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,677,349	2,598,716
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.20%, 11/25/34	378,662	380,266
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 04/25/36 (c)	10,200,000	10,254,933
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
4.84%, 04/25/36	4,146,459	4,147,064
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,959,864
Opteum Mortgage Acceptance Corp. Series 2005-5 Class 2A1B
5.64%, 12/25/35	12,000,000	11,934,514
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35 (a)	3,110,787	3,100,649
Option One Mortgage Loan Trust Series 2002-2 Class M2
5.73%, 06/25/32	876,499	877,028
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.18%, 01/25/33	1,544,855	1,546,660
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36 (c)	4,500,000	4,519,417
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,165,635	2,057,407
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.28%, 12/15/44	10,000,000	9,878,717
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.25%, 10/15/17 (a)	5,000,000	4,999,532
5.30%, 10/15/17 (a)	5,000,000	4,999,532
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,273,830	2,161,559

		130,402,786

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $172,639,108)		171,547,604

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (d)—0.47%
United Mexican States
6.63%, 03/03/15	1,500,000	1,565,250
7.50%, 04/08/33	1,000,000	1,115,000
8.38%, 01/14/11	1,500,000	1,662,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $4,524,366)		4,342,250

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—46.78%
MORTGAGE-BACKED SECURITIES—38.48%
Federal Home Loan Mortgage Corp.
4.50%, 06/15/16	27,889	2,870
4.50%, 11/01/18	7,559,897	7,230,801
4.95%, 04/15/28	4,866,690	4,874,989
5.00%, 12/15/34	2,817,632	361,509
5.50%, 12/15/18	12,901,971	12,793,720
5.50%, 03/15/20	2,884,827	164,339
5.50%, 05/15/24	10,441,986	1,012,053
5.50%, 03/15/25	4,023,574	403,727
5.50%, 05/15/29	8,014,690	1,033,630
5.50%, 10/01/32	17,614,168	17,238,566
5.50%, 05/01/34	91,838	89,804
5.50%, 10/01/34	725,477	709,409
6.00%, 08/01/34	29,348,854	29,384,732
Federal National Mortgage Association
4.50%, 05/01/18	5,274,211	5,053,289
4.50%, 07/01/18	8,085,663	7,746,977
4.50%, 11/01/18	5,404,715	5,178,327
4.56%, 06/01/35	8,495,381	8,325,394
5.00%, 01/01/18	1,683,009	1,645,374
5.00%, 09/01/18	10,291,513	10,053,830
5.00%, 12/01/18	853,490	833,778
5.00%, 01/01/19	761,485	743,898
5.00%, 06/01/19	1,642,523	1,603,647
5.00%, 08/01/19	899,459	877,693
5.00%, 09/01/19	752,534	734,324
5.00%, 11/01/19	1,733,577	1,691,626
5.00%, 01/01/20	875,851	854,251

5.00%, 05/01/20	8,775,179	8,558,765
5.00%, 06/01/20	807,657	787,739
5.00%, 11/01/33	58,887,718	56,220,454
5.00%, 12/01/33	18,894,464	18,038,657
5.00%, 03/01/34	9,422,967	8,996,162
5.00%, 09/01/35	459,890	437,930
5.03%, 07/01/35	3,723,898	3,656,725
5.23%, 05/01/35	2,758,733	2,741,349
5.50%, 09/01/19	5,945,187	5,911,127
5.50%, 10/01/19	4,434,126	4,408,722
5.50%, 04/01/21 (e)	12,000,000	11,925,000
5.50%, 07/01/33	36,696,921	35,892,121
5.50%, 01/01/34	8,761,670	8,569,518
5.50%, 03/01/35	1,435,180	1,401,313
6.00%, 03/01/33	819,341	819,780
6.00%, 08/01/34	765,994	766,317
6.00%, 04/01/36 (e)	10,000,000	9,996,880
6.50%, 09/01/34	9,657,412	9,853,792
6.50%, 04/01/36 (e)	90,000,000	9,196,469
Government National Mortgage Association
5.50%, 04/01/36 (e)	35,000,000	34,650,000

		353,471,377

U.S. GOVERNMENT SECURITIES—8.30%
U.S. Treasury Bonds
5.38%, 02/15/31 (b)	34,050,000	35,842,937
6.13%, 08/15/29 (b)	7,800,000	8,942,575
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	22,423,280	21,564,894
U.S. Treasury Notes
2.63%, 05/15/08 (f)	398,000	380,525
3.13%, 04/15/09 (f)	605,000	576,262
4.00%, 02/15/14 (b) (f)	9,500,000	8,957,464

		76,264,657

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $440,455,474)		429,736,034

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.95%
CERTIFICATES OF DEPOSIT (g)—0.15%
Toronto-Dominion Bank
3.94%, 07/10/06	392,080	392,080
Washington Mutual Bank
4.79%, 05/10/06	392,083	392,083
Wells Fargo Bank N.A.
4.78%, 12/05/06	627,333	627,333

		1,411,496

COMMERCIAL PAPER (g)—1.32%
Amstel Funding Corp.
4.40%, 05/08/06	392,083	390,406

Aspen Funding Corp.
4.90%, 04/03/06	133,308	133,308
Barton Capital Corp.
4.73%, 05/10/06	313,666	312,141
Bryant Park Funding LLC
4.72%, 04/18/06	421,324	420,496
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	196,041	195,604
CC USA Inc.
4.23%, 04/21/06	235,250	234,752
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	1,960,415	1,956,603
Ebury Finance Ltd.
4.79%, 05/10/06	196,041	195,076
Edison Asset Securitization LLC
4.37%, 05/08/06	392,083	390,417
Galaxy Funding Inc.
4.23%, 04/18/06	225,056	224,659
Giro Funding Corp.
4.76%, 04/24/06	196,041	195,497
Grampian Funding LLC
4.41%, 05/15/06	392,083	390,066
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,102,906	1,099,903
Liberty Street Funding Corp.
4.73%, 04/18/06	196,041	195,655
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,176,249	1,173,622
Nordea North America Inc.
4.16%, 04/04/06	823,374	823,279
Park Granada LLC
4.75%, 05/05/06	339,395	337,962
Sigma Finance Inc.
4.16%, 04/06/06	470,500	470,336
Solitaire Funding Ltd.
4.75%, 05/10/06	235,250	234,101
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	1,595,150	1,591,872
Thunder Bay Funding Inc.
4.76%, 04/18/06	386,923	386,156
Tulip Funding Corp.
4.80%, 04/28/06	784,166	781,552

		12,133,463

MEDIUM-TERM NOTES (g)—0.32%
Dorada Finance Inc.
3.93%, 07/07/06	243,091	243,085
K2 USA LLC
3.94%, 07/07/06	470,500	470,493
Marshall & Ilsley Bank
5.18%, 12/15/06	784,166	786,059
Sigma Finance Inc.
5.13%, 03/30/07	274,458	274,458
Toronto-Dominion Bank
3.81%, 06/20/06	980,207	980,228
US Bank N.A.
2.85%, 11/15/06	156,833	155,046

		2,909,369

MONEY MARKET FUNDS—6.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74% (h) (i)	63,050,973	63,050,973

		63,050,973

REPURCHASE AGREEMENTS (g)—0.90%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,176,733 (collateralized by non-U.S. Government debt securities, value $1,297,157, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,176,249	1,176,249

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,961,220 (collateralized by non-U.S. Government debt securities, value $2,059,216, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,960,415	1,960,415

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,961,207 (collateralized by U.S. Government obligations, value $1,995,964, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,960,415	1,960,415

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,568,989 (collateralized by non-U.S. Government debt securities, value $1,650,885, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,568,332	1,568,332

Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $784,482 (collateralized by U.S. Government obligations, value $801,858, 4.76% to 5.80%, 9/1/15 to 2/1/36).	784,166	784,166

Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $784,488 (collateralized by non-U.S. Government debt securities, value $811,835, 0.00% to 6.91%, 4/3/06 to 3/15/32).	784,166	784,166

		8,233,743

TIME DEPOSITS (g)—0.35%
Fifth Third Bank
4.84%, 04/03/06	880,948	880,948
Societe Generale
4.85%, 04/03/06	784,166	784,166
UBS AG
4.88%, 04/03/06	1,568,332	1,568,332

		3,233,446

VARIABLE & FLOATING RATE NOTES (g)—3.05%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07 (a)	1,811,423	1,811,751
American Express Bank
4.74%, 07/19/06	196,041	196,041
American Express Centurion Bank
4.78%, 06/29/06	313,666	313,666
American Express Credit Corp.
4.76%, 02/05/07	235,250	235,420

ASIF Global Financing
4.95%, 05/30/06 (a)	1,489,915	1,490,291
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07 (a)	509,708	509,708
Beta Finance Inc.
4.77%, 05/25/06 (a)	548,916	548,908
BMW US Capital LLC
4.72%, 04/16/07 (a)	784,166	784,166
Carlyle Loan Investment Ltd.
4.80%, 04/13/07 (a)	62,733	62,733
CC USA Inc.
4.77%, 05/25/06 (a)	431,291	431,285
Commodore CDO Ltd.
4.97%, 12/12/06 (a)	196,041	196,041
DEPFA Bank PLC
4.92%, 03/15/07	784,166	784,166
Eli Lilly Services Inc.
4.60%, 03/30/07 (a)	784,166	784,166
Fifth Third Bancorp.
4.78%, 01/23/07 (a)	1,568,332	1,568,332
General Electric Capital Corp.
4.79%, 04/09/07	352,875	353,129
Hartford Life Global Funding Trusts
4.77%, 02/15/07	784,166	784,166
HBOS Treasury Services PLC
5.00%, 04/24/07 (a)	784,166	784,166
Leafs LLC
4.78%, 01/22/07—02/20/07 (a)	820,844	820,844
Marshall & Ilsley Bank
4.73%, 02/15/07	431,291	431,291
Metropolitan Life Global Funding I
4.67%, 04/05/07 (a)	1,176,249	1,176,249
Natexis Banques Populaires
4.73%, 04/13/07 (a)	588,124	588,124
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07 (a)	2,117,248	2,117,326
Northern Rock PLC
4.68%, 02/02/07 (a)	940,999	941,026
Permanent Financing PLC
4.66%, 06/12/06 (a)	682,224	682,224
Pfizer Investment Capital PLC
4.71%, 02/15/07 (a)	784,166	784,166
Principal Life Income Funding Trusts
4.70%, 05/10/06	588,124	588,126
Sedna Finance Inc.
4.75%, 09/20/06 (a)	235,250	235,250
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07 (a)	784,166	784,166
Strips III LLC
4.86%, 07/24/06 (a)	197,720	197,720
SunTrust Bank
4.62%, 04/28/06	1,176,249	1,176,249
Toyota Motor Credit Corp.
4.81%, 04/10/06	352,875	352,875

UniCredito Italiano SpA
4.84%, 06/14/06	1,019,416	1,019,344
Union Hamilton Special Funding LLC
4.97%, 09/28/06 (a)	784,166	784,166
US Bank N.A.
4.75%, 09/29/06	352,875	352,829
Wachovia Asset Securitization Inc.
4.81%, 04/24/06 (a)	1,433,028	1,433,028
Wells Fargo & Co.
4.74%, 03/15/07 (a)	392,083	392,110
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06 (a)	392,083	392,068
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06 (a)	470,500	470,505
Wind Master Trust
4.82%, 08/25/06 (a)	81,185	81,185
Winston Funding Ltd.
4.68%, 04/23/06 (a)	559,894	559,894

		27,998,900

TOTAL SHORT-TERM INVESTMENTS (Cost: $118,971,390)		118,971,390

TOTAL INVESTMENTS IN SECURITIES — 112.49%		1,033,328,861

SECURITIES SOLD SHORT — (1.49)%

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—(1.49%)

Federal National Mortgage Association
5.00%, 04/01/21	(14,000,000)	(13,645,632)

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Proceeds: $13,691,563)		(13,645,632)

Other Assets, Less Liabilities — (12.49)%		(101,122,380)

NET ASSETS — 100.00%		$918,560,849

(a)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Investments are denominated in U.S. dollars.
(e)	To-be-announced (TBA). See Note 1.
(f)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(g)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(h)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(i)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of March 31, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(118,194)

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(109,152)

Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	105,917

Agreement with J.P. Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	(584,354)

Agreement with J.P. Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.90%. Expiring 1/9/16.	29,000,000	(233,756)

Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(33,806)

Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiples by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(38,931)

		(1,012,276)

Credit Default Swaps
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	$3,063

Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	57,488

Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	19,847

Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	45,815

Agreement with J.P. Morgan Chase & Co. dated 3/22/06 to receive 0.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volitility. Expiring 12/20/10.	26,000,000	(25,716)

Agreement with Lehman Brothers, Inc. dated 9/20/05 to receive 0.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	28,000,000	(15,982)

Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(12,311)

		72,204

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	18,200,000	$337,870

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

FEDERAL INCOME TAXES

As of March 31, 2006, the aggregated unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$1,296,346,528	$150,219,117	$(33,227,434)	$116,991,683
CoreAlpha Bond Master Portfolio	1,054,583,263	812,725	(22,067,127)	(21,254,402)
LifePath Retirement Master Portfolio (a)	90,199,880	7,717,232	—	7,717,232
LifePath 2010 Master Portfolio (a)	260,342,399	28,457,602	—	28,457,602
LifePath 2020 Master Portfolio (a)	584,144,662	64,101,149	—	64,101,149
LifePath 2030 Master Portfolio (a)	380,525,531	47,344,892	—	47,344,892
LifePath 2040 Master Portfolio (a)	263,765,286	31,305,858	—	31,305,858
S&P 500 Master Portfolio	2,654,525,597	414,152,967	(313,699,938)	100,453,029

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond and S&P 500 Index Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.”

Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $300,000, $1,103,000 and $2,450,000, respectively, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of March 31, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest rate swaps held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of March 31, 2006 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest in substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.
The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended March 31, 2006, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividends and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	5,678	287,228	288,765	4,141	$4,141,434	$51,729	$—

CoreAlpha Bond
IMMF	79,553	3,537,597	3,554,099	63,051	63,050,973	638,573	—

LifePath Retirement
IMMF	1,923	85,689	86,032	1,580	1,579,658	15,527	—
iShares Cohen & Steers Realty Majors Index Fund	—	74	—	74	6,375,068	45,190	—
iShares Lehman TIPS Bond Fund	—	247	—	247	24,810,829	—	—
iShares MSCI EAFE Index Fund	348	57	22	383	24,857,024	—	286,528
iShares S&P 500 Index Fund	—	27	27	—	—	3,795	30,185
iShares S&P MidCap 400 Index Fund	126	9	32	103	8,141,180	19,215	576,986
iShares S&P SmallCap 600 Index Fund	84	—	26	58	3,752,943	6,717	149,432

LifePath 2010
IMMF	4,736	185,420	187,831	2,325	2,325,084	33,594	—
iShares Cohen & Steers Realty Majors Index Fund	—	261	7	254	21,854,764	154,919	26,588
iShares Lehman TIPS Bond Fund	—	588	5	583	58,686,901	—	(9,477)
iShares MSCI EAFE Index Fund	1,309	213	138	1,384	89,877,455	—	2,047,896
iShares S&P 500 Index Fund	—	63	63	—	—	206	100,589
iShares S&P MidCap 400 Index Fund	420	26	91	355	28,130,586	66,584	1,613,630
iShares S&P SmallCap 600 Index Fund	267	—	71	196	12,784,819	22,882	393,387

LifePath 2020
IMMF	7,669	388,528	389,313	6,884	6,883,541	68,611	—
iShares Cohen & Steers Realty Majors Index Fund	—	596	—	596	51,168,311	344,126	—
iShares Lehman TIPS Bond Fund	—	599	—	599	60,280,996	—	—
iShares MSCI EAFE Index Fund	2,882	486	183	3,185	206,748,906	—	2,284,436
iShares S&P 500 Index Fund	—	272	272	—	—	32,428	386,020
iShares S&P MidCap 400 Index Fund	815	96	158	753	59,735,659	138,154	2,745,692
iShares S&P SmallCap 600 Index Fund	525	46	114	457	29,777,495	49,655	422,294

LifePath 2030
IMMF	6,725	301,017	302,763	4,979	4,978,961	53,095	—
iShares Cohen & Steers Realty Majors Index Fund	—	466	2	464	39,876,326	262,257	(143)
iShares Lehman TIPS Bond Fund	—	212	—	212	21,342,329	—	—
iShares MSCI EAFE Index Fund	2,206	429	130	2,505	162,594,023	—	1,500,959
iShares S&P 500 Index Fund	—	272	272	—	—	51,743	341,072
iShares S&P MidCap 400 Index Fund	596	91	110	577	45,760,083	105,888	1,902,508
iShares S&P SmallCap 600 Index Fund	379	48	90	337	21,985,184	36,451	284,798

LifePath 2040
IMMF	4,479	232,464	234,696	2,247	2,247,329	40,779	—
iShares Cohen & Steers Realty Majors Index Fund	—	368	17	351	30,193,163	192,584	2,933
iShares MSCI EAFE Index Fund	1,469	491	80	1,880	122,062,584	—	791,101
iShares S&P 500 Index Fund	—	207	207	—	—	50,574	206,350
iShares S&P MidCap 400 Index Fund	438	85	94	429	33,979,016	77,111	1,673,753
iShares S&P SmallCap 600 Index Fund	277	57	88	246	16,078,021	27,411	298,831
S&P 500 Index
IMMF	19,125	1,644,545	1,619,681	43,989	43,989,329	284,004	—

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S Government securities or non-U.S. Government debt securities.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP) in which certain series of the registrant invest. MIP is unaffiliated with registrant and registrant has no control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 5/26/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 5/26/2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 5/26/2006